UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 - March 31, 2023

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2023

Rydex Funds Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	22
NASDAQ-100® 2x STRATEGY FUND	30
INVERSE NASDAQ-100® 2x STRATEGY FUND	39
DOW 2x STRATEGY FUND	47
INVERSE DOW 2x STRATEGY FUND	55
RUSSELL 2000® 2x STRATEGY FUND	63
INVERSE RUSSELL 2000® 2x STRATEGY FUND	89
NOTES TO FINANCIAL STATEMENTS	97
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	112
OTHER INFORMATION	113
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	115
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	121

THE RYDEX FUNDS ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the 12-month period ended March 31, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

These funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

2 | THE RYDEX FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned -7.73%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -1.38%. The return of the MSCI Emerging Markets Index* was -10.70%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -4.78% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned -3.34%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.53% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.82%	26.52%	$ 1,000.00	$ 1,265.20	$ 10.28
C-Class	2.57%	26.07%	1,000.00	1,260.70	14.49
H-Class	1.82%	26.53%	1,000.00	1,265.30	10.28
Inverse S&P 500® 2x Strategy Fund
A-Class	2.27%	(26.38%)	1,000.00	736.20	9.83
C-Class	3.00%	(26.67%)	1,000.00	733.30	12.96
H-Class	2.20%	(26.39%)	1,000.00	736.10	9.52
NASDAQ-100® 2x Strategy Fund
A-Class	1.89%	35.70%	1,000.00	1,357.00	11.11
C-Class	2.64%	35.20%	1,000.00	1,352.00	15.48
H-Class	1.90%	35.70%	1,000.00	1,357.00	11.17
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	2.47%	(35.71%)	1,000.00	642.90	10.12
C-Class	3.35%	(35.92%)	1,000.00	640.80	13.70
H-Class	2.41%	(35.74%)	1,000.00	642.60	9.87
Dow 2x Strategy Fund
A-Class	1.88%	30.53%	1,000.00	1,305.30	10.81
C-Class	2.63%	30.10%	1,000.00	1,301.00	15.09
H-Class	1.89%	30.53%	1,000.00	1,305.30	10.86
Inverse Dow 2x Strategy Fund
A-Class	1.99%	(26.63%)	1,000.00	733.70	8.60
C-Class	2.73%	(26.90%)	1,000.00	731.00	11.78
H-Class	1.99%	(26.64%)	1,000.00	733.60	8.60
Russell 2000® 2x Strategy Fund
A-Class	1.86%	11.96%	1,000.00	1,119.60	9.83
C-Class	2.61%	11.54%	1,000.00	1,115.40	13.77
H-Class	1.88%	11.90%	1,000.00	1,119.00	9.93
Inverse Russell 2000® 2x Strategy Fund
A-Class	2.11%	(20.00%)	1,000.00	800.00	9.47
C-Class	2.82%	(20.25%)	1,000.00	797.50	12.64
H-Class	2.07%	(20.06%)	1,000.00	799.40	9.29

THE RYDEX FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.82%	5.00%	$ 1,000.00	$ 1,015.86	$ 9.15
C-Class	2.57%	5.00%	1,000.00	1,012.12	12.89
H-Class	1.82%	5.00%	1,000.00	1,015.86	9.15
Inverse S&P 500® 2x Strategy Fund
A-Class	2.27%	5.00%	1,000.00	1,013.61	11.40
C-Class	3.00%	5.00%	1,000.00	1,009.97	15.03
H-Class	2.20%	5.00%	1,000.00	1,013.96	11.05
NASDAQ-100® 2x Strategy Fund
A-Class	1.89%	5.00%	1,000.00	1,015.51	9.50
C-Class	2.64%	5.00%	1,000.00	1,011.77	13.24
H-Class	1.90%	5.00%	1,000.00	1,015.46	9.55
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
C-Class	3.35%	5.00%	1,000.00	1,008.23	16.77
H-Class	2.41%	5.00%	1,000.00	1,012.91	12.09
Dow 2x Strategy Fund
A-Class	1.88%	5.00%	1,000.00	1,015.56	9.45
C-Class	2.63%	5.00%	1,000.00	1,011.82	13.19
H-Class	1.89%	5.00%	1,000.00	1,015.51	9.50
Inverse Dow 2x Strategy Fund
A-Class	1.99%	5.00%	1,000.00	1,015.01	10.00
C-Class	2.73%	5.00%	1,000.00	1,011.32	13.69
H-Class	1.99%	5.00%	1,000.00	1,015.01	10.00
Russell 2000® 2x Strategy Fund
A-Class	1.86%	5.00%	1,000.00	1,015.66	9.35
C-Class	2.61%	5.00%	1,000.00	1,011.92	13.09
H-Class	1.88%	5.00%	1,000.00	1,015.56	9.45
Inverse Russell 2000® 2x Strategy Fund
A-Class	2.11%	5.00%	1,000.00	1,014.41	10.60
C-Class	2.82%	5.00%	1,000.00	1,010.87	14.14
H-Class	2.07%	5.00%	1,000.00	1,014.61	10.40

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

8 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index. S&P 500 2x Strategy Fund H-Class returned -23.53%, while the S&P 500 Index returned -7.73% over the same time period.

The sectors contributing the most to the return of the underlying index were Energy, Industrials, and Consumer Staples. The sectors detracting the most were Consumer Discretionary, Communication Services, and Financials.

The holdings contributing the most to the return of the underlying index were Exxon Mobil Corp., Merck & Co., Inc., and Eli Lilly and Co. The holdings detracting the most were Amazon.com, Inc., Tesla, Inc., and Alphabet, Inc. - Class A.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings	(% of Total Net Assets)
Apple, Inc.	6.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	2.2%
NVIDIA Corp.	1.7%
Alphabet, Inc. — Class A	1.5%
Tesla, Inc.	1.4%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.3%
Meta Platforms, Inc. — Class A	1.2%
Exxon Mobil Corp.	1.1%
Top Ten Total	23.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	(23.53%)	13.28%	18.06%
A-Class Shares with sales charge‡	(27.16%)	12.18%	17.49%
C-Class Shares	(24.10%)	12.43%	17.17%
C-Class Shares with CDSC§	(24.86%)	12.43%	17.17%
H-Class Shares	(23.53%)	13.27%	18.05%
S&P 500 Index	(7.73%)	11.19%	12.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.4%

Technology - 21.0%
Apple, Inc.	45,935	$7,574,682
Microsoft Corp.	22,990	6,628,017
NVIDIA Corp.	7,598	2,110,496
Broadcom, Inc.	1,291	828,228
Salesforce, Inc.*	3,089	617,120
Accenture plc — Class A	1,945	555,901
Adobe, Inc.*	1,414	544,913
Texas Instruments, Inc.	2,799	520,642
Advanced Micro Devices, Inc.*	4,980	488,090
Oracle Corp.	4,747	441,091
QUALCOMM, Inc.	3,444	439,386
Intel Corp.	12,777	417,425
Intuit, Inc.	868	386,980
International Business Machines Corp.	2,793	366,134
Applied Materials, Inc.	2,604	319,849
Analog Devices, Inc.	1,565	308,649
ServiceNow, Inc.*	627	291,379
Fiserv, Inc.*	1,961	221,652
Lam Research Corp.	417	221,060
Micron Technology, Inc.	3,370	203,346
Activision Blizzard, Inc.	2,200	188,298
Synopsys, Inc.*	471	181,924
Cadence Design Systems, Inc.*	847	177,946
KLA Corp.	428	170,845
NXP Semiconductor N.V.	800	149,180
Roper Technologies, Inc.	328	144,546
Microchip Technology, Inc.	1,692	141,756
Autodesk, Inc.*	667	138,843
MSCI, Inc. — Class A	248	138,803
Fortinet, Inc.*	2,003	133,119
Paychex, Inc.	991	113,559
ON Semiconductor Corp.*	1,334	109,815
Fidelity National Information Services, Inc.	1,833	99,587
Electronic Arts, Inc.	805	96,962
Cognizant Technology Solutions Corp. — Class A	1,573	95,843
ANSYS, Inc.*	269	89,523
HP, Inc.	2,670	78,365
Monolithic Power Systems, Inc.	139	69,575
Hewlett Packard Enterprise Co.	3,959	63,067
Take-Two Interactive Software, Inc.*	490	58,457
Skyworks Solutions, Inc.	491	57,928
Fair Isaac Corp.*	78	54,810
Broadridge Financial Solutions, Inc.	364	53,351
EPAM Systems, Inc.*	178	53,222
Teradyne, Inc.	481	51,712
Zebra Technologies Corp. — Class A*	160	50,880
Tyler Technologies, Inc.*	129	45,749
Paycom Software, Inc.*	149	45,298
NetApp, Inc.	666	42,524
PTC, Inc.*	329	42,188
Seagate Technology Holdings plc	593	39,209
Leidos Holdings, Inc.	422	38,849
Akamai Technologies, Inc.*	486	38,054
Western Digital Corp.*	986	37,143
Ceridian HCM Holding, Inc.*	475	34,780
Jack Henry & Associates, Inc.	225	33,912
Qorvo, Inc.*	309	31,385
DXC Technology Co.*	704	17,994
Total Technology		26,694,041

Consumer, Non-cyclical - 17.9%
UnitedHealth Group, Inc.	2,886	1,363,895
Johnson & Johnson	8,075	1,251,625
Procter & Gamble Co.	7,286	1,083,355
AbbVie, Inc.	5,462	870,479
Eli Lilly & Co.	2,436	836,571
Merck & Company, Inc.	7,831	833,140
PepsiCo, Inc.	4,254	775,504
Coca-Cola Co.	12,021	745,663
Pfizer, Inc.	17,337	707,350
Thermo Fisher Scientific, Inc.	1,212	698,560
Abbott Laboratories	5,385	545,285
Danaher Corp.	2,024	510,129
Philip Morris International, Inc.	4,788	465,633
Bristol-Myers Squibb Co.	6,567	455,159
Amgen, Inc.	1,649	398,646
S&P Global, Inc.	1,017	350,631
Elevance Health, Inc.	738	339,340
Medtronic plc	4,108	331,187
Gilead Sciences, Inc.	3,851	319,518
Stryker Corp.	1,041	297,174
CVS Health Corp.	3,966	294,713
Mondelez International, Inc. — Class A	4,211	293,591
Automatic Data Processing, Inc.	1,280	284,966
Intuitive Surgical, Inc.*	1,082	276,419
Regeneron Pharmaceuticals, Inc.*	332	272,794
PayPal Holdings, Inc.*	3,494	265,334
Vertex Pharmaceuticals, Inc.*	794	250,166
Altria Group, Inc.	5,515	246,079
Zoetis, Inc.	1,440	239,674
Cigna Group	923	235,854
Boston Scientific Corp.*	4,424	221,333
Becton Dickinson and Co.	877	217,093
Colgate-Palmolive Co.	2,580	193,887
Humana, Inc.	386	187,387
Estee Lauder Companies, Inc. — Class A	716	176,466
HCA Healthcare, Inc.	655	172,710
Edwards Lifesciences Corp.*	1,909	157,932
Moderna, Inc.*	1,021	156,805
General Mills, Inc.	1,821	155,623
McKesson Corp.	423	150,609
Moody’s Corp.	487	149,032
Kimberly-Clark Corp.	1,042	139,857
Dexcom, Inc.*	1,194	138,719
Archer-Daniels-Midland Co.	1,690	134,626
Corteva, Inc.	2,202	132,803
IDEXX Laboratories, Inc.*	256	128,021
Monster Beverage Corp.*	2,353	127,085
Biogen, Inc.*	445	123,723
Cintas Corp.	267	123,536

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
Sysco Corp.	1,568	$121,097
Hershey Co.	454	115,502
IQVIA Holdings, Inc.*	574	114,163
Constellation Brands, Inc. — Class A	501	113,171
Illumina, Inc.*	486	113,019
Centene Corp.*	1,702	107,583
ResMed, Inc.	454	99,421
Kroger Co.	2,012	99,332
Kraft Heinz Co.	2,459	95,089
Verisk Analytics, Inc. — Class A	484	92,860
Keurig Dr Pepper, Inc.	2,625	92,610
GE HealthCare Technologies, Inc.*	1,122	92,038
CoStar Group, Inc.*	1,256	86,476
Global Payments, Inc.	813	85,560
United Rentals, Inc.	214	84,693
Zimmer Biomet Holdings, Inc.	649	83,851
AmerisourceBergen Corp. — Class A	500	80,055
Gartner, Inc.*	245	79,814
West Pharmaceutical Services, Inc.	229	79,342
Equifax, Inc.	378	76,673
Align Technology, Inc.*	224	74,847
Quanta Services, Inc.	441	73,488
Insulet Corp.*	215	68,576
Church & Dwight Company, Inc.	753	66,573
McCormick & Company, Inc.	774	64,405
Baxter International, Inc.	1,559	63,233
Laboratory Corporation of America Holdings	274	62,861
Hologic, Inc.*	762	61,493
Clorox Co.	382	60,448
Cardinal Health, Inc.	796	60,098
STERIS plc	307	58,723
Cooper Companies, Inc.	153	57,124
Waters Corp.*	183	56,662
Conagra Brands, Inc.	1,473	55,326
Kellogg Co.	791	52,965
Tyson Foods, Inc. — Class A	882	52,320
PerkinElmer, Inc.	391	52,105
J M Smucker Co.	330	51,932
Quest Diagnostics, Inc.	343	48,528
Molina Healthcare, Inc.*	181	48,416
FleetCor Technologies, Inc.*	228	48,074
Lamb Weston Holdings, Inc.	444	46,407
MarketAxess Holdings, Inc.	117	45,781
Avery Dennison Corp.	250	44,732
Bunge Ltd.	463	44,226
Incyte Corp.*	572	41,338
Teleflex, Inc.	145	36,730
Catalent, Inc.*	556	36,535
Brown-Forman Corp. — Class B	565	36,313
Bio-Techne Corp.	486	36,056
Viatris, Inc.	3,746	36,036
Hormel Foods Corp.	894	35,653
Henry Schein, Inc.*	419	34,165
Campbell Soup Co.	620	34,088
Charles River Laboratories International, Inc.*	158	31,887
Bio-Rad Laboratories, Inc. — Class A*	66	31,615
Molson Coors Beverage Co. — Class B	581	30,026
Rollins, Inc.	716	26,871
Robert Half International, Inc.	333	26,830
Dentsply Sirona, Inc.	664	26,082
Universal Health Services, Inc. — Class B	199	25,293
Organon & Co.	786	18,487
DaVita, Inc.*	170	13,789
Total Consumer, Non-cyclical		22,715,167

Financial - 11.7%
Berkshire Hathaway, Inc. — Class B*	5,565	1,718,305
JPMorgan Chase & Co.	9,059	1,180,478
Visa, Inc. — Class A	5,019	1,131,584
Mastercard, Inc. — Class A	2,606	947,046
Bank of America Corp.	21,556	616,501
Wells Fargo & Co.	11,769	439,925
Prologis, Inc. REIT	2,851	355,719
Morgan Stanley	4,035	354,273
Goldman Sachs Group, Inc.	1,046	342,157
BlackRock, Inc. — Class A	463	309,803
American Express Co.	1,839	303,343
American Tower Corp. — Class A REIT	1,438	293,841
Citigroup, Inc.	5,982	280,496
Progressive Corp.	1,806	258,366
Marsh & McLennan Companies, Inc.	1,529	254,655
Chubb Ltd.	1,282	248,939
Charles Schwab Corp.	4,711	246,762
CME Group, Inc. — Class A	1,111	212,779
Equinix, Inc. REIT	286	206,218
Aon plc — Class A	634	199,894
Intercontinental Exchange, Inc.	1,726	180,005
Crown Castle, Inc. REIT	1,338	179,078
PNC Financial Services Group, Inc.	1,239	157,477
U.S. Bancorp	4,303	155,123
Public Storage REIT	488	147,444
Truist Financial Corp.	4,098	139,742
Arthur J Gallagher & Co.	655	125,308
Realty Income Corp. REIT	1,938	122,714
Travelers Companies, Inc.	715	122,558
MetLife, Inc.	2,036	117,966
American International Group, Inc.	2,295	115,576
Capital One Financial Corp.	1,178	113,276
Simon Property Group, Inc. REIT	1,010	113,090
Aflac, Inc.	1,729	111,555
Welltower, Inc. REIT	1,460	104,667
Bank of New York Mellon Corp.	2,272	103,240
VICI Properties, Inc. REIT	3,100	101,122
Ameriprise Financial, Inc.	326	99,919
Prudential Financial, Inc.	1,137	94,075
Allstate Corp.	812	89,978
Digital Realty Trust, Inc. REIT	888	87,299
SBA Communications Corp. REIT	333	86,936

12 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
State Street Corp.	1,078	$81,594
Discover Financial Services	825	81,543
T. Rowe Price Group, Inc.	693	78,240
Arch Capital Group Ltd.*	1,142	77,508
Willis Towers Watson plc	330	76,685
AvalonBay Communities, Inc. REIT	432	72,602
CBRE Group, Inc. — Class A*	976	71,063
Weyerhaeuser Co. REIT	2,263	68,184
Hartford Financial Services Group, Inc.	973	67,808
Extra Space Storage, Inc. REIT	414	67,453
Equity Residential REIT	1,052	63,120
M&T Bank Corp.	523	62,535
Alexandria Real Estate Equities, Inc. REIT	487	61,162
Nasdaq, Inc.	1,047	57,239
Northern Trust Corp.	644	56,756
Fifth Third Bancorp	2,111	56,237
Invitation Homes, Inc. REIT	1,794	56,027
Raymond James Financial, Inc.	599	55,869
Cincinnati Financial Corp.	485	54,359
Mid-America Apartment Communities, Inc. REIT	357	53,921
Ventas, Inc. REIT	1,236	53,581
Regions Financial Corp.	2,885	53,546
Principal Financial Group, Inc.	703	52,247
Huntington Bancshares, Inc.	4,457	49,918
Iron Mountain, Inc. REIT	898	47,513
Citizens Financial Group, Inc.	1,521	46,193
Cboe Global Markets, Inc.	328	44,031
Everest Re Group Ltd.	121	43,320
Essex Property Trust, Inc. REIT	200	41,828
Brown & Brown, Inc.	726	41,687
Synchrony Financial	1,350	39,258
W R Berkley Corp.	630	39,224
UDR, Inc. REIT	955	39,212
Kimco Realty Corp. REIT	1,910	37,302
Healthpeak Properties, Inc. REIT	1,689	37,107
Host Hotels & Resorts, Inc. REIT	2,208	36,410
KeyCorp	2,883	36,095
Camden Property Trust REIT	340	35,646
Loews Corp.	602	34,928
Globe Life, Inc.	279	30,696
Regency Centers Corp. REIT	476	29,122
Boston Properties, Inc. REIT	441	23,867
Franklin Resources, Inc.	881	23,734
Invesco Ltd.	1,405	23,042
Federal Realty Investment Trust REIT	226	22,336
Assurant, Inc.	163	19,571
Comerica, Inc.	405	17,585
Zions Bancorp North America	462	13,828
Lincoln National Corp.	476	10,696
First Republic Bank[1]	574	8,030
Total Financial		14,920,690

Communications - 10.1%
Amazon.com, Inc.*	27,534	2,843,987
Alphabet, Inc. — Class A*	18,396	1,908,217
Alphabet, Inc. — Class C*	16,036	1,667,744
Meta Platforms, Inc. — Class A*	6,875	1,457,088
Cisco Systems, Inc.	12,688	663,265
Walt Disney Co.*	5,642	564,933
Verizon Communications, Inc.	12,971	504,442
Comcast Corp. — Class A	12,992	492,527
Netflix, Inc.*	1,375	475,035
AT&T, Inc.	22,015	423,789
Booking Holdings, Inc.*	120	318,289
T-Mobile US, Inc.*	1,830	265,057
Motorola Solutions, Inc.	516	147,643
Arista Networks, Inc.*	764	128,245
Charter Communications, Inc. — Class A*	326	116,581
Warner Bros Discovery, Inc.*	6,825	103,057
Corning, Inc.	2,351	82,943
CDW Corp.	418	81,464
eBay, Inc.	1,676	74,364
VeriSign, Inc.*	283	59,806
Omnicom Group, Inc.	626	59,057
FactSet Research Systems, Inc.	119	49,396
Interpublic Group of Companies, Inc.	1,200	44,688
Expedia Group, Inc.*	457	44,343
Etsy, Inc.*	388	43,196
Paramount Global — Class B	1,560	34,804
Juniper Networks, Inc.	1,001	34,455
Match Group, Inc.*	863	33,131
Fox Corp. — Class A	917	31,224
Gen Digital, Inc.	1,757	30,150
F5, Inc.*	186	27,098
News Corp. — Class A	1,181	20,396
Fox Corp. — Class B	426	13,338
DISH Network Corp. — Class A*	776	7,240
News Corp. — Class B	364	6,344
Total Communications		12,857,336

Consumer, Cyclical - 7.8%
Tesla, Inc.*	8,306	1,723,163
Home Depot, Inc.	3,148	929,038
Costco Wholesale Corp.	1,370	680,712
Walmart, Inc.	4,331	638,606
McDonald’s Corp.	2,262	632,478
NIKE, Inc. — Class B	3,848	471,919
Lowe’s Companies, Inc.	1,868	373,544
Starbucks Corp.	3,550	369,661
TJX Companies, Inc.	3,569	279,667
Target Corp.	1,422	235,526
O’Reilly Automotive, Inc.*	193	163,853
General Motors Co.	4,307	157,981
Ford Motor Co.	12,093	152,372
Dollar General Corp.	691	145,428
Chipotle Mexican Grill, Inc. — Class A*	85	145,205
AutoZone, Inc.*	58	142,573
Marriott International, Inc. — Class A	831	137,979
PACCAR, Inc.	1,613	118,071
Hilton Worldwide Holdings, Inc.	823	115,936
Yum! Brands, Inc.	865	114,249
Ross Stores, Inc.	1,064	112,922
Cummins, Inc.	437	104,390

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
Copart, Inc.*	1,324	$99,578
WW Grainger, Inc.	139	95,745
Fastenal Co.	1,764	95,150
DR Horton, Inc.	966	94,369
Aptiv plc*	837	93,903
Dollar Tree, Inc.*	643	92,303
Ulta Beauty, Inc.*	158	86,216
Lennar Corp. — Class A	783	82,301
Tractor Supply Co.	341	80,149
Walgreens Boots Alliance, Inc.	2,211	76,456
Genuine Parts Co.	435	72,780
Delta Air Lines, Inc.*	1,980	69,142
Southwest Airlines Co.	1,835	59,711
Darden Restaurants, Inc.	376	58,340
Las Vegas Sands Corp.*	1,015	58,312
NVR, Inc.*	10	55,722
Best Buy Company, Inc.	608	47,588
United Airlines Holdings, Inc.*	1,010	44,693
LKQ Corp.	784	44,500
Royal Caribbean Cruises Ltd.*	678	44,273
MGM Resorts International	972	43,176
Pool Corp.	121	41,435
PulteGroup, Inc.	697	40,621
Domino’s Pizza, Inc.	110	36,286
Wynn Resorts Ltd.*	319	35,699
BorgWarner, Inc.	723	35,507
Caesars Entertainment, Inc.*	663	32,361
Tapestry, Inc.	730	31,470
Carnival Corp.*	3,096	31,424
CarMax, Inc.*	488	31,369
Live Nation Entertainment, Inc.*	440	30,800
American Airlines Group, Inc.*	2,010	29,647
Bath & Body Works, Inc.	706	25,825
VF Corp.	1,021	23,391
Advance Auto Parts, Inc.	183	22,254
Whirlpool Corp.	168	22,179
Hasbro, Inc.	401	21,530
Norwegian Cruise Line Holdings Ltd.*	1,301	17,499
Alaska Air Group, Inc.*	394	16,532
Ralph Lauren Corp. — Class A	127	14,817
Newell Brands, Inc.	1,163	14,468
Total Consumer, Cyclical		9,994,794

Industrial - 6.7%
Raytheon Technologies Corp.	4,525	443,133
United Parcel Service, Inc. — Class B	2,254	437,254
Honeywell International, Inc.	2,064	394,472
Union Pacific Corp.	1,890	380,381
Boeing Co.*	1,737	368,991
Caterpillar, Inc.	1,607	367,746
Deere & Co.	835	344,755
Lockheed Martin Corp.	702	331,856
General Electric Co.	3,365	321,694
Eaton Corporation plc	1,228	210,405
Illinois Tool Works, Inc.	858	208,880
Northrop Grumman Corp.	444	205,004
CSX Corp.	6,494	194,430
Waste Management, Inc.	1,147	187,156
3M Co.	1,700	178,687
FedEx Corp.	717	163,827
General Dynamics Corp.	695	158,606
Emerson Electric Co.	1,765	153,802
Amphenol Corp. — Class A	1,836	150,038
Norfolk Southern Corp.	704	149,248
Parker-Hannifin Corp.	396	133,100
Trane Technologies plc	707	130,074
TE Connectivity Ltd.	977	128,134
Johnson Controls International plc	2,123	127,847
Agilent Technologies, Inc.	914	126,443
TransDigm Group, Inc.	161	118,665
Carrier Global Corp.	2,576	117,852
L3Harris Technologies, Inc.	588	115,389
Otis Worldwide Corp.	1,281	108,116
Rockwell Automation, Inc.	355	104,175
Mettler-Toledo International, Inc.*	68	104,054
AMETEK, Inc.	709	103,039
Old Dominion Freight Line, Inc.	280	95,435
Keysight Technologies, Inc.*	551	88,975
Republic Services, Inc. — Class A	634	85,730
Fortive Corp.	1,091	74,373
Ingersoll Rand, Inc.	1,251	72,783
Vulcan Materials Co.	411	70,511
Martin Marietta Materials, Inc.	192	68,172
Dover Corp.	432	65,638
Teledyne Technologies, Inc.*	145	64,867
Xylem, Inc.	557	58,318
Westinghouse Air Brake Technologies Corp.	562	56,796
Expeditors International of Washington, Inc.	492	54,179
IDEX Corp.	233	53,830
Ball Corp.	970	53,457
Amcor plc	4,589	52,223
Howmet Aerospace, Inc.	1,138	48,217
Garmin Ltd.	474	47,836
Jacobs Solutions, Inc.	392	46,064
Textron, Inc.	645	45,556
J.B. Hunt Transport Services, Inc.	256	44,918
Snap-on, Inc.	164	40,490
Trimble, Inc.*	762	39,944
Packaging Corporation of America	286	39,705
Nordson Corp.	166	36,895
Stanley Black & Decker, Inc.	457	36,825
CH Robinson Worldwide, Inc.	364	36,171
Masco Corp.	696	34,605
Allegion plc	271	28,924
Pentair plc	508	28,077
A O Smith Corp.	392	27,107
Huntington Ingalls Industries, Inc.	123	25,463
Westrock Co.	787	23,980
Generac Holdings, Inc.*	196	21,170
Sealed Air Corp.	447	20,522
Mohawk Industries, Inc.*	163	16,336
Total Industrial		8,471,345

14 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 4.0%
Exxon Mobil Corp.	12,719	$1,394,765
Chevron Corp.	5,495	896,564
ConocoPhillips	3,780	375,014
Schlumberger Ltd.	4,386	215,353
EOG Resources, Inc.	1,814	207,939
Marathon Petroleum Corp.	1,403	189,166
Valero Energy Corp.	1,191	166,264
Pioneer Natural Resources Co.	735	150,116
Phillips 66	1,439	145,886
Occidental Petroleum Corp.	2,246	140,218
Hess Corp.	858	113,548
Williams Companies, Inc.	3,762	112,333
Kinder Morgan, Inc.	6,110	106,986
Devon Energy Corp.	2,019	102,182
Baker Hughes Co.	3,107	89,668
Halliburton Co.	2,793	88,370
Enphase Energy, Inc.*	420	88,318
ONEOK, Inc.	1,381	87,749
Diamondback Energy, Inc.	568	76,776
First Solar, Inc.*	307	66,773
Coterra Energy, Inc. — Class A	2,436	59,779
SolarEdge Technologies, Inc.*	173	52,583
Targa Resources Corp.	699	50,992
Marathon Oil Corp.	1,961	46,986
Equities Corp.	1,134	36,186
APA Corp.	993	35,808
Total Energy		5,096,322

Utilities - 2.4%
NextEra Energy, Inc.	6,137	473,040
Southern Co.	3,362	233,928
Duke Energy Corp.	2,378	229,406
Sempra Energy	971	146,776
American Electric Power Company, Inc.	1,587	144,401
Dominion Energy, Inc.	2,574	143,912
Exelon Corp.	3,070	128,602
Xcel Energy, Inc.	1,690	113,974
Consolidated Edison, Inc.	1,096	104,854
Public Service Enterprise Group, Inc.	1,541	96,235
WEC Energy Group, Inc.	974	92,326
American Water Works Company, Inc.	596	87,308
Eversource Energy	1,076	84,208
Edison International	1,179	83,226
PG&E Corp.*	4,973	80,413
Constellation Energy Corp.	1,010	79,285
Ameren Corp.	798	68,939
Entergy Corp.	628	67,661
FirstEnergy Corp.	1,678	67,221
DTE Energy Co.	599	65,615
PPL Corp.	2,275	63,222
CenterPoint Energy, Inc.	1,944	57,270
CMS Energy Corp.	900	55,242
Atmos Energy Corp.	443	49,775
AES Corp.	2,064	49,701
Evergy, Inc.	709	43,334
Alliant Energy Corp.	776	41,438
NiSource, Inc.	1,255	35,090
Pinnacle West Capital Corp.	350	27,734
NRG Energy, Inc.	712	24,415
Total Utilities		3,038,551

Basic Materials - 1.8%
Linde plc	1,521	540,624
Air Products and Chemicals, Inc.	686	197,026
Freeport-McMoRan, Inc.	4,415	180,618
Sherwin-Williams Co.	728	163,633
Ecolab, Inc.	766	126,796
Nucor Corp.	781	120,641
Newmont Corp.	2,451	120,148
Dow, Inc.	2,177	119,343
DuPont de Nemours, Inc.	1,415	101,554
PPG Industries, Inc.	726	96,979
Albemarle Corp.	362	80,016
LyondellBasell Industries N.V. — Class A	785	73,704
International Flavors & Fragrances, Inc.	787	72,372
Steel Dynamics, Inc.	516	58,339
Mosaic Co.	1,052	48,266
FMC Corp.	389	47,509
CF Industries Holdings, Inc.	606	43,929
International Paper Co.	1,099	39,630
Celanese Corp. — Class A	309	33,647
Eastman Chemical Co.	367	30,953
Total Basic Materials		2,295,727

Total Common Stocks
(Cost $77,310,063)		106,083,973

	Face Amount
U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	$5,800,000	5,778,559
3.36% due 04/11/23[3,4]	1,522,000	1,520,451
Total U.S. Treasury Bills
(Cost $7,299,451)		7,299,010

REPURCHASE AGREEMENTS††,5 - 14.1%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[2]	9,990,764	9,990,764
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[2]	3,947,182	3,947,182
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[2]	3,947,182	3,947,182
Total Repurchase Agreements
(Cost $17,885,128)		17,885,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 4.65%[7]	7,434	$7,434
Total Securities Lending Collateral
(Cost $7,434)		7,434

Total Investments - 103.2%
(Cost $102,502,076)		$131,275,545
Other Assets & Liabilities, net - (3.2)%		(4,081,303)
Total Net Assets - 100.0%		$127,194,242

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	175	Jun 2023	$36,205,313	$1,783,209

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.45%)	At Maturity	06/27/23	13,203	$54,253,322	$1,739,832
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	06/28/23	8,846	36,352,611	1,221,158
BNP Paribas	S&P 500 Index	Pay	5.43% (Federal Funds Rate + 0.60%)	At Maturity	06/28/23	5,242	21,542,606	723,659
							$112,148,539	$3,684,649

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

16 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$106,083,973	$—	$—	$106,083,973
U.S. Treasury Bills	—	7,299,010	—	7,299,010
Repurchase Agreements	—	17,885,128	—	17,885,128
Securities Lending Collateral	7,434	—	—	7,434
Equity Futures Contracts**	1,783,209	—	—	1,783,209
Equity Index Swap Agreements**	—	3,684,649	—	3,684,649
Total Assets	$107,874,616	$28,868,787	$—	$136,743,403

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value - including $7,429 of securities loaned (cost $84,616,948)	$113,390,417
Repurchase agreements, at value (cost $17,885,128)	17,885,128
Cash	1,015
Segregated cash with broker	895,700
Unrealized appreciation on OTC swap agreements	3,684,649
Receivables:
Securities sold	35,155,494
Fund shares sold	5,619,639
Swap settlement	1,835,358
Variation margin on futures contracts	614,914
Dividends	84,991
Interest	2,382
Investment Adviser	1,265
Securities lending income	24
Total assets	179,170,976

Liabilities:
Segregated cash due to broker	3,290,000
Payable for:
Fund shares redeemed	48,376,965
Management fees	98,968
Transfer agent fees	39,091
Distribution and service fees	28,791
Return of securities lending collateral	7,434
Trustees’ fees*	1,805
Miscellaneous	133,680
Total liabilities	51,976,734
Net assets	$127,194,242

Net assets consist of:
Paid in capital	$160,232,020
Total distributable earnings (loss)	(33,037,778)
Net assets	$127,194,242

A-Class:
Net assets	$16,858,059
Capital shares outstanding	90,340
Net asset value per share	$186.61
Maximum offering price per share (Net asset value divided by 95.25%)	$195.92

C-Class:
Net assets	$2,132,046
Capital shares outstanding	13,879
Net asset value per share	$153.62

H-Class:
Net assets	$108,204,137
Capital shares outstanding	580,753
Net asset value per share	$186.32

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $494)	$2,131,756
Interest	902,715
Income from securities lending, net	245
Total investment income	3,034,716

Expenses:
Management fees	1,376,193
Distribution and service fees:
A-Class	45,969
C-Class	24,641
H-Class	330,150
Transfer agent fees	339,196
Portfolio accounting and administration fees	289,051
Registration fees	239,141
Professional fees	73,632
Trustees’ fees*	26,748
Custodian fees	22,353
Interest expense	22,074
Line of credit fees	805
Miscellaneous	55,106
Total expenses	2,845,059
Less:
Expenses reimbursed by Adviser	(48,212)
Net expenses	2,796,847
Net investment income	237,869

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,656,183)
Swap agreements	(19,417,362)
Futures contracts	(6,799,313)
Net realized loss	(35,872,857)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,050,389)
Swap agreements	(2,758,441)
Futures contracts	(2,507,194)
Net change in unrealized appreciation (depreciation)	(19,316,024)
Net realized and unrealized loss	(55,188,882)
Net decrease in net assets resulting from operations	$(54,951,013)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$237,869	$(1,421,880)
Net realized gain (loss) on investments	(35,872,858)	31,882,929
Net change in unrealized appreciation (depreciation) on investments	(19,316,024)	18,401,359
Net increase (decrease) in net assets resulting from operations	(54,951,013)	48,862,408

Distributions to shareholders:
A-Class	—	(638,005)
C-Class	—	(129,149)
H-Class	—	(5,420,004)
Total distributions to shareholders	—	(6,187,158)

Capital share transactions:
Proceeds from sale of shares
A-Class	40,750,231	10,058,176
C-Class	3,568,923	6,241,752
H-Class	1,985,862,957	2,678,786,580
Distributions reinvested
A-Class	—	596,576
C-Class	—	124,603
H-Class	—	3,384,086
Cost of shares redeemed
A-Class	(41,867,579)	(11,283,008)
C-Class	(4,566,321)	(5,746,450)
H-Class	(2,050,710,514)	(2,623,614,829)
Net increase (decrease) from capital share transactions	(66,962,303)	58,547,486
Net increase (decrease) in net assets	(121,913,316)	101,222,736

Net assets:
Beginning of year	249,107,558	147,884,822
End of year	$127,194,242	$249,107,558

Capital share activity:
Shares sold
A-Class	236,745	42,022
C-Class	24,088	30,523
H-Class	10,925,373	11,231,162
Shares issued from reinvestment of distributions
A-Class	—	2,238
C-Class	—	562
H-Class	—	12,715
Shares redeemed
A-Class	(251,695)	(47,296)
C-Class	(31,537)	(27,545)
H-Class	(11,243,865)	(10,978,856)
Net increase (decrease) in shares	(340,891)	265,525

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$244.03	$195.48	$86.56	$117.21	$104.90
Income (loss) from investment operations:
Net investment income (loss)[a]	.31	(1.47)	(.75)	.12	.18
Net gain (loss) on investments (realized and unrealized)	(57.73)	55.90	110.89	(28.08)	12.13
Total from investment operations	(57.42)	54.43	110.14	(27.96)	12.31
Less distributions from:
Net realized gains	—	(5.88)	(1.22)	(2.69)	—
Total distributions	—	(5.88)	(1.22)	(2.69)	—
Net asset value, end of period	$186.61	$244.03	$195.48	$86.56	$117.21

Total Return[b]	(23.53%)	27.59%	127.44%	(24.76%)	11.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,858	$25,694	$21,176	$10,134	$13,607
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.61%)	(0.51%)	0.10%	0.16%
Total expenses	1.85%	1.75%	1.81%	1.84%	1.85%
Net expenses[c]	1.82%	1.75%	1.81%	1.84%	1.85%
Portfolio turnover rate	554%	610%	634%	328%	367%

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$202.40	$164.10	$73.30	$100.33	$90.47
Income (loss) from investment operations:
Net investment income (loss)[a]	(.99)	(2.70)	(1.51)	(.60)	(.60)
Net gain (loss) on investments (realized and unrealized)	(47.79)	46.88	93.53	(23.74)	10.46
Total from investment operations	(48.78)	44.18	92.02	(24.34)	9.86
Less distributions from:
Net realized gains	—	(5.88)	(1.22)	(2.69)	—
Total distributions	—	(5.88)	(1.22)	(2.69)	—
Net asset value, end of period	$153.62	$202.40	$164.10	$73.30	$100.33

Total Return[b]	(24.10%)	26.62%	125.76%	(25.33%)	10.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,132	$4,317	$2,919	$2,381	$4,208
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(1.36%)	(1.23%)	(0.56%)	(0.63%)
Total expenses	2.59%	2.50%	2.56%	2.58%	2.57%
Net expenses[c]	2.57%	2.50%	2.56%	2.58%	2.57%
Portfolio turnover rate	554%	610%	634%	328%	367%

20 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$243.65	$195.18	$86.43	$117.04	$104.76
Income (loss) from investment operations:
Net investment income (loss)[a]	.31	(1.46)	(.78)	.14	.17
Net gain (loss) on investments (realized and unrealized)	(57.64)	55.81	110.75	(28.06)	12.11
Total from investment operations	(57.33)	54.35	109.97	(27.92)	12.28
Less distributions from:
Net realized gains	—	(5.88)	(1.22)	(2.69)	—
Total distributions	—	(5.88)	(1.22)	(2.69)	—
Net asset value, end of period	$186.32	$243.65	$195.18	$86.43	$117.04

Total Return	(23.53%)	27.59%	127.44%	(24.77%)	11.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,204	$219,097	$123,790	$77,320	$124,359
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.61%)	(0.53%)	0.11%	0.15%
Total expenses	1.85%	1.75%	1.81%	1.84%	1.84%
Net expenses[c]	1.82%	1.75%	1.81%	1.84%	1.84%
Portfolio turnover rate	554%	610%	634%	328%	367%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500 2x Strategy Fund H-Class returned 6.61%, while the S&P 500® Index returned -7.73% over the same period.

The sectors contributing the most to the return of the underlying index were Energy, Industrials, and Consumer Staples. The sectors detracting the most were Consumer Discretionary, Communication Services, and Financials.

The holdings contributing the most to the return of the underlying index were Exxon Mobil Corp., Merck & Co., Inc., and Eli Lilly and Co. The holdings detracting the most were Amazon.com, Inc., Tesla, Inc., and Alphabet, Inc. - Class A.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner possible and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

22 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	6.59%	(27.94%)	(26.90%)
A-Class Shares with sales charge‡	1.53%	(28.64%)	(27.26%)
C-Class Shares	5.78%	(28.48%)	(27.45%)
C-Class Shares with CDSC§	4.78%	(28.48%)	(27.45%)
H-Class Shares	6.61%	(27.92%)	(26.89%)
S&P 500 Index	(7.73%)	11.19%	12.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 31, 2023
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 45.3%
Federal Home Loan Bank
4.36% due 04/03/23[1]	$15,000,000	$14,996,375
4.64% due 05/05/23[1]	4,900,000	4,879,822
4.50% due 04/12/23[1]	4,000,000	3,994,500
4.60% due 04/14/23[1]	2,100,000	2,097,047
Total Federal Agency Discount Notes
(Cost $25,965,914)		25,967,744

U.S. TREASURY BILLS†† - 20.4%
U.S. Treasury Bills
4.50% due 04/04/23[1]	5,000,000	4,999,361
4.21% due 05/02/23[1,2]	1,800,000	1,793,346
3.36% due 04/11/23[1,3]	902,000	901,082
U.S. Cash Management Bill
3.94% due 04/17/23[1]	4,000,000	3,992,689
Total U.S. Treasury Bills
(Cost $11,684,457)		11,686,478

FEDERAL AGENCY NOTES†† - 6.5%
Federal Home Loan Bank
4.89% (SOFR + 0.07%, Rate Floor: 0.00%) due 04/06/23◊	3,750,000	3,750,004
Total Federal Agency Notes
(Cost $3,750,010)		3,750,004

REPURCHASE AGREEMENTS††,4 - 30.4%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[2]	9,734,054	9,734,054
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[2]	3,845,761	3,845,761
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[2]	3,845,761	3,845,761
Total Repurchase Agreements
(Cost $17,425,576)		17,425,576

Total Investments - 102.6%
(Cost $58,825,957)		$58,829,802
Other Assets & Liabilities, net - (2.6)%		(1,478,525)
Total Net Assets - 100.0%		$57,351,277

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	201	Jun 2023	$41,584,388	$(1,059,569)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.03% (Federal Funds Rate + 0.20%)	At Maturity	06/28/23	1,675	$6,884,870	$(231,277)
Barclays Bank plc	S&P 500 Index	Receive	5.12% (SOFR + 0.30%)	At Maturity	06/27/23	5,006	20,570,455	(659,666)
Goldman Sachs International	S&P 500 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	06/28/23	11,098	45,605,306	(904,206)
							$73,060,631	$(1,795,149)

24 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
INVERSE S&P 500® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$25,967,744	$—	$25,967,744
U.S. Treasury Bills	—	11,686,478	—	11,686,478
Federal Agency Notes	—	3,750,004	—	3,750,004
Repurchase Agreements	—	17,425,576	—	17,425,576
Total Assets	$—	$58,829,802	$—	$58,829,802

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,059,569	$—	$—	$1,059,569
Equity Index Swap Agreements**	—	1,795,149	—	1,795,149
Total Liabilities	$1,059,569	$1,795,149	$—	$2,854,718

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value (cost $41,400,381)	$41,404,226
Repurchase agreements, at value (cost $17,425,576)	17,425,576
Segregated cash with broker	1,937,790
Receivables:
Fund shares sold	1,233,198
Interest	42,743
Total assets	62,043,533

Liabilities:
Unrealized depreciation on OTC swap agreements	1,795,149
Payable for:
Fund shares redeemed	2,053,836
Variation margin on futures contracts	580,387
Swap settlement	179,908
Management fees	25,588
Transfer agent fees	9,251
Distribution and service fees	7,520
Trustees’ fees*	468
Portfolio accounting and administration fees	440
Miscellaneous	39,709
Total liabilities	4,692,256
Net assets	$57,351,277

Net assets consist of:
Paid in capital	$289,282,428
Total distributable earnings (loss)	(231,931,151)
Net assets	$57,351,277

A-Class:
Net assets	$799,469
Capital shares outstanding	18,372
Net asset value per share	$43.52
Maximum offering price per share (Net asset value divided by 95.25%)	$45.69

C-Class:
Net assets	$595,186
Capital shares outstanding	16,182
Net asset value per share	$36.78

H-Class:
Net assets	$55,956,622
Capital shares outstanding	1,279,808
Net asset value per share	$43.72

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Interest	$864,311
Total investment income	864,311

Expenses:
Management fees	285,498
Distribution and service fees:
A-Class	3,477
C-Class	5,765
H-Class	74,391
Transfer agent fees	68,256
Interest expense	113,861
Portfolio accounting and administration fees	61,276
Registration fees	46,665
Professional fees	11,327
Trustees’ fees*	4,677
Custodian fees	4,542
Line of credit fees	420
Miscellaneous	20,674
Total expenses	700,829
Less:
Expenses reimbursed by Adviser:	(10,694)
Net expenses	690,135
Net investment income	174,176

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,326
Swap agreements	11,391,559
Futures contracts	(53,649)
Net realized gain	11,343,236
Net change in unrealized appreciation (depreciation) on:
Investments	4,114
Swap agreements	(1,738,406)
Futures contracts	(1,059,569)
Net change in unrealized appreciation (depreciation)	(2,793,861)
Net realized and unrealized gain	8,549,375
Net increase in net assets resulting from operations	$8,723,551

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$174,176	$(308,179)
Net realized gain (loss) on investments	11,343,236	(8,983,170)
Net change in unrealized appreciation (depreciation) on investments	(2,793,861)	18,112
Net increase (decrease) in net assets resulting from operations	8,723,551	(9,273,237)

Capital share transactions:
Proceeds from sale of shares
A-Class	23,294,674	21,266,336
C-Class	2,997,599	1,683,696
H-Class	1,858,711,833	1,165,130,479
Cost of shares redeemed
A-Class	(25,031,293)	(19,627,834)
C-Class	(2,625,255)	(1,672,131)
H-Class	(1,824,329,960)	(1,155,831,242)
Net increase from capital share transactions	33,017,598	10,949,304
Net increase in net assets	41,741,149	1,676,067

Net assets:
Beginning of year	15,610,128	13,934,061
End of year	$57,351,277	$15,610,128

Capital share activity:
Shares sold
A-Class	454,430	480,514
C-Class	71,324	43,146
H-Class	38,406,342	25,635,805
Shares redeemed
A-Class	(494,832)	(437,122)
C-Class	(60,706)	(43,010)
H-Class	(37,443,985)	(25,532,772)
Net increase in shares	932,573	146,561

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 27

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$40.83	$59.25	$167.99	$182.33	$224.59
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)	(.71)	(.58)	(.50)	.45
Net gain (loss) on investments (realized and unrealized)	2.73	(17.71)	(108.16)	(13.54)	(42.71)
Total from investment operations	2.69	(18.42)	(108.74)	(14.04)	(42.26)
Less distributions from:
Net investment income	—	—	—	(.30)	—
Total distributions	—	—	—	(.30)	—
Net asset value, end of period	$43.52	$40.83	$59.25	$167.99	$182.33

Total Return[b]	6.59%	(31.09%)	(64.73%)	(7.66%)	(18.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$799	$2,399	$911	$10,143	$1,664
Ratios to average net assets:
Net investment income (loss)	(0.09%)	(1.56%)	(1.67%)	(0.28%)	0.23%
Total expenses	2.14%	1.77%	1.81%	1.82%	1.85%
Net expenses[c]	2.12%	1.77%	1.81%	1.82%	1.85%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$34.77	$50.84	$145.28	$158.86	$197.04
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.88)	(.83)	(.75)	(.85)
Net gain (loss) on investments (realized and unrealized)	2.08	(15.19)	(93.61)	(12.53)	(37.33)
Total from investment operations	2.01	(16.07)	(94.44)	(13.28)	(38.18)
Less distributions from:
Net investment income	—	—	—	(.30)	—
Total distributions	—	—	—	(.30)	—
Net asset value, end of period	$36.78	$34.77	$50.84	$145.28	$158.86

Total Return[b]	5.78%	(31.61%)	(65.01%)	(8.29%)	(19.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$595	$193	$276	$362	$631
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(2.24%)	(2.43%)	(0.55%)	(0.48%)
Total expenses	2.99%	2.50%	2.55%	2.58%	2.56%
Net expenses[c]	2.96%	2.50%	2.55%	2.58%	2.56%
Portfolio turnover rate	—	—	—	—	—

28 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$41.01	$59.45	$168.56	$182.85	$225.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.29	(.71)	(.55)	— [d]	.50
Net gain (loss) on investments (realized and unrealized)	2.42	(17.73)	(108.56)	(13.99)	(42.87)
Total from investment operations	2.71	(18.44)	(109.11)	(13.99)	(42.37)
Less distributions from:
Net investment income	—	—	—	(.30)	—
Total distributions	—	—	—	(.30)	—
Net asset value, end of period	$43.72	$41.01	$59.45	$168.56	$182.85

Total Return	6.61%	(31.02%)	(64.73%)	(7.62%)	(18.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,957	$13,017	$12,747	$68,498	$18,789
Ratios to average net assets:
Net investment income (loss)	0.59%	(1.55%)	(1.65%)	0.01%	0.25%
Total expenses	2.20%	1.75%	1.81%	1.84%	1.84%
Net expenses[c]	2.16%	1.75%	1.81%	1.84%	1.84%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than $0.01 per share.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index. NASDAQ-100 2x Strategy Fund H-Class returned -30.71%, while the NASDAQ-100 Index returned -10.35% over the same time period.

The sectors contributing the most to the return of the underlying index were Health Care, Consumer Staples, and Industrials. The sectors detracting the most from the return were Consumer Discretionary, Information Technology, and Communication Services.

The holdings contributing the most to the return of the underlying index were NVIDIA Corp., Gilead Sciences, Inc., and PepsiCo, Inc. The holdings detracting the most were Amazon.com, Inc., Tesla, Inc., and Apple, Inc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings	(% of Total Net Assets)
Microsoft Corp.	10.6%
Apple, Inc.	10.4%
Amazon.com, Inc.	5.3%
NVIDIA Corp.	4.4%
Tesla, Inc.	3.3%
Alphabet, Inc. — Class A	3.1%
Alphabet, Inc. — Class C	3.1%
Meta Platforms, Inc. — Class A	3.0%
Broadcom, Inc.	1.7%
PepsiCo, Inc.	1.6%
Top Ten Total	46.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

30 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	(30.71%)	20.52%	28.39%
A-Class Shares with sales charge‡	(34.00%)	19.36%	27.77%
C-Class Shares	(31.23%)	19.59%	27.41%
C-Class Shares with CDSC§	(31.92%)	19.59%	27.41%
H-Class Shares	(30.71%)	20.53%	28.39%
NASDAQ-100 Index	(10.35%)	15.96%	17.95%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS	March 31, 2023
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 84.5%

Technology - 41.2%
Microsoft Corp.	206,004	$59,390,953
Apple, Inc.	353,646	58,316,225
NVIDIA Corp.	89,049	24,735,141
Broadcom, Inc.	15,031	9,642,988
Adobe, Inc.*	16,505	6,360,532
Texas Instruments, Inc.	32,671	6,077,133
Advanced Micro Devices, Inc.*	58,094	5,693,793
QUALCOMM, Inc.	40,198	5,128,461
Intel Corp.	149,148	4,872,665
Intuit, Inc.	10,114	4,509,124
Applied Materials, Inc.	30,468	3,742,384
Analog Devices, Inc.	18,237	3,596,701
Lam Research Corp.	4,865	2,579,034
Fiserv, Inc.*	22,645	2,559,564
Activision Blizzard, Inc.	28,275	2,420,057
Micron Technology, Inc.	39,339	2,373,715
ASML Holding N.V. — Class G	3,168	2,156,489
Synopsys, Inc.*	5,491	2,120,899
Cadence Design Systems, Inc.*	9,840	2,067,285
KLA Corp.	4,992	1,992,657
Fortinet, Inc.*	28,267	1,878,625
NXP Semiconductor N.V.	9,342	1,742,050
Microchip Technology, Inc.	19,749	1,654,571
Autodesk, Inc.*	7,779	1,619,277
Workday, Inc. — Class A*	7,355	1,519,102
Paychex, Inc.	12,996	1,489,212
GLOBALFOUNDRIES, Inc.*,1	19,651	1,418,409
Marvell Technology, Inc.	30,760	1,331,908
Electronic Arts, Inc.	9,886	1,190,769
Cognizant Technology Solutions Corp. — Class A	18,361	1,118,736
Crowdstrike Holdings, Inc. — Class A*	7,870	1,080,236
ANSYS, Inc.*	3,140	1,044,992
Atlassian Corp. — Class A*	5,412	926,372
Datadog, Inc. — Class A*	10,601	770,269
Zoom Video Communications, Inc. — Class A*	8,856	653,927
Zscaler, Inc.*	5,199	607,399
Total Technology		230,381,654

Communications - 22.1%
Amazon.com, Inc.*	284,772	29,414,100
Alphabet, Inc. — Class A*	168,701	17,499,355
Alphabet, Inc. — Class C*	165,851	17,248,504
Meta Platforms, Inc. — Class A*	80,243	17,006,702
Cisco Systems, Inc.	147,663	7,719,083
T-Mobile US, Inc.*	43,961	6,367,311
Comcast Corp. — Class A	151,657	5,749,317
Netflix, Inc.*	16,056	5,547,027
Booking Holdings, Inc.*	1,357	3,599,320
MercadoLibre, Inc.*	1,812	2,388,325
Palo Alto Networks, Inc.*	10,910	2,179,163
Charter Communications, Inc. — Class A*	5,503	1,967,928
Airbnb, Inc. — Class A*	14,743	1,834,029
PDD Holdings, Inc. ADR*	21,457	1,628,586
Warner Bros Discovery, Inc.*	87,608	1,322,881
eBay, Inc.	19,356	858,826
JD.com, Inc. ADR	16,617	729,320
Sirius XM Holdings, Inc.[1]	140,261	556,836
Total Communications		123,616,613

Consumer, Non-cyclical - 10.3%
PepsiCo, Inc.	49,653	9,051,742
Amgen, Inc.	19,251	4,653,929
Gilead Sciences, Inc.	44,961	3,730,414
Mondelez International, Inc. — Class A	49,150	3,426,738
Automatic Data Processing, Inc.	14,938	3,325,647
Intuitive Surgical, Inc.*	12,632	3,227,097
Regeneron Pharmaceuticals, Inc.*	3,876	3,184,793
PayPal Holdings, Inc.*	40,788	3,097,441
Vertex Pharmaceuticals, Inc.*	9,269	2,920,384
Moderna, Inc.*	13,928	2,139,062
Monster Beverage Corp.*	37,620	2,031,856
Keurig Dr Pepper, Inc.	50,705	1,788,872
Kraft Heinz Co.	44,164	1,707,822
Cintas Corp.	3,664	1,695,260
Dexcom, Inc.*	13,931	1,618,504
AstraZeneca plc ADR	21,735	1,508,626
IDEXX Laboratories, Inc.*	2,989	1,494,739
Biogen, Inc.*	5,209	1,448,258
Seagen, Inc.*	6,734	1,363,433
Illumina, Inc.*	5,696	1,324,605
Verisk Analytics, Inc. — Class A	5,577	1,070,003
CoStar Group, Inc.*	14,665	1,009,685
Align Technology, Inc.*	2,762	922,895
Total Consumer, Non-cyclical		57,741,805

Consumer, Cyclical - 7.9%
Tesla, Inc.*	87,931	18,242,165
Costco Wholesale Corp.	15,997	7,948,429
Starbucks Corp.	41,435	4,314,627
O’Reilly Automotive, Inc.*	2,229	1,892,376
Marriott International, Inc. — Class A	11,108	1,844,373
Lululemon Athletica, Inc.*	4,413	1,607,171
PACCAR, Inc.	18,838	1,378,941
Ross Stores, Inc.	12,415	1,317,604
Copart, Inc.*	17,182	1,292,258
Dollar Tree, Inc.*	7,974	1,144,668
Fastenal Co.	20,584	1,110,301
Walgreens Boots Alliance, Inc.	31,095	1,075,265
Lucid Group, Inc.*,1	65,992	530,576
Rivian Automotive, Inc. — Class A*	33,141	513,023
Total Consumer, Cyclical		44,211,777

Industrial - 1.5%
Honeywell International, Inc.	24,088	4,603,698
CSX Corp.	74,361	2,226,369
Old Dominion Freight Line, Inc.	3,967	1,352,112
Total Industrial		8,182,179

32 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.0%
American Electric Power Company, Inc.	18,545	$1,687,409
Exelon Corp.	35,840	1,501,338
Xcel Energy, Inc.	19,823	1,336,863
Constellation Energy Corp.	11,794	925,829
Total Utilities		5,451,439

Energy - 0.5%
Baker Hughes Co.	36,457	1,052,149
Enphase Energy, Inc.*	4,921	1,034,788
Diamondback Energy, Inc.	6,619	894,690
Total Energy		2,981,627

Total Common Stocks
(Cost $281,807,559)		472,567,094

	Face Amount
U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	$32,500,000	32,379,858
3.36% due 04/11/23[3,4]	5,546,000	5,540,355
Total U.S. Treasury Bills
(Cost $37,922,633)		37,920,213

REPURCHASE AGREEMENTS††,5 - 3.4%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[2]	10,464,975	10,464,975
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[2]	4,134,535	4,134,535
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[2]	4,134,535	4,134,535
Total Repurchase Agreements
(Cost $18,734,045)		18,734,045

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[7]	1,720,550	1,720,550
Total Securities Lending Collateral
(Cost $1,720,550)		1,720,550

Total Investments - 95.0%
(Cost $340,184,787)		$530,941,902
Other Assets & Liabilities, net - 5.0%		27,945,466
Total Net Assets - 100.0%		$558,887,368

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	626	Jun 2023	$166,525,390	$8,678,538

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.32% (SOFR + 0.50%)	At Maturity	06/27/23	27,057	$356,641,809	$13,752,328
BNP Paribas	NASDAQ-100 Index	Pay	5.48% (Federal Funds Rate + 0.65%)	At Maturity	06/28/23	4,032	53,148,797	2,106,594
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	06/28/23	5,271	69,477,984	2,095,022
							$479,268,590	$17,953,944

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$472,567,094	$—	$—	$472,567,094
U.S. Treasury Bills	—	37,920,213	—	37,920,213
Repurchase Agreements	—	18,734,045	—	18,734,045
Securities Lending Collateral	1,720,550	—	—	1,720,550
Equity Futures Contracts**	8,678,538	—	—	8,678,538
Equity Index Swap Agreements**	—	17,953,944	—	17,953,944
Total Assets	$482,966,182	$74,608,202	$—	$557,574,384

**	This derivative is reported as unrealized appreciation/depreciation at period end.

34 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value - including $1,699,708 of securities loaned (cost $321,450,742)	$512,207,857
Repurchase agreements, at value (cost $18,734,045)	18,734,045
Segregated cash with broker	3,486,145
Unrealized appreciation on OTC swap agreements	17,953,944
Receivables:
Fund shares sold	49,710,311
Variation margin on futures contracts	1,778,956
Swap settlement	1,595,782
Dividends	75,822
Securities lending income	6,443
Interest	2,496
Investment Adviser	58
Total assets	605,551,859

Liabilities:
Segregated cash due to broker	12,090,000
Payable for:
Securities purchased	30,139,601
Return of securities lending collateral	1,720,550
Fund shares redeemed	1,479,889
Management fees	382,100
Transfer agent fees	137,812
Distribution and service fees	110,611
Portfolio accounting and administration fees	9,702
Trustees’ fees*	7,104
Miscellaneous	587,122
Total liabilities	46,664,491
Net assets	$558,887,368

Net assets consist of:
Paid in capital	$499,572,120
Total distributable earnings (loss)	59,315,248
Net assets	$558,887,368

A-Class:
Net assets	$62,283,664
Capital shares outstanding	232,505
Net asset value per share	$267.88
Maximum offering price per share (Net asset value divided by 95.25%)	$281.24

C-Class:
Net assets	$7,552,138
Capital shares outstanding	38,734
Net asset value per share	$194.97

H-Class:
Net assets	$489,051,566
Capital shares outstanding	1,826,309
Net asset value per share	$267.78

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $5,970)	$3,866,915
Interest	2,604,664
Income from securities lending, net	94,718
Total investment income	6,566,297

Expenses:
Management fees	4,403,730
Distribution and service fees:
A-Class	140,965
C-Class	80,657
H-Class	1,062,132
Transfer agent fees	1,083,090
Portfolio accounting and administration fees	927,402
Registration fees	710,274
Professional fees	241,170
Interest expense	157,757
Trustees’ fees*	87,051
Custodian fees	71,558
Line of credit fees	7,410
Miscellaneous	401,152
Total expenses	9,374,348
Less:
Expenses reimbursed by Adviser	(156,378)
Expenses waived by Adviser	(5,845)
Total waived/reimbursed expenses	(162,223)
Net expenses	9,212,125
Net investment loss	(2,645,828)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	24,666,324
Swap agreements	(49,935,480)
Futures contracts	(42,913,362)
Net realized loss	(68,182,518)
Net change in unrealized appreciation (depreciation) on:
Investments	(111,688,524)
Swap agreements	(9,737,765)
Futures contracts	(15,177,908)
Net change in unrealized appreciation (depreciation)	(136,604,197)
Net realized and unrealized loss	(204,786,715)
Net decrease in net assets resulting from operations	$(207,432,543)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,645,828)	$(10,027,705)
Net realized gain (loss) on investments	(68,182,518)	102,778,291
Net change in unrealized appreciation (depreciation) on investments	(136,604,197)	64,162,431
Net increase (decrease) in net assets resulting from operations	(207,432,543)	156,913,017

Distributions to shareholders:
A-Class	—	(6,464,584)
C-Class	—	(1,353,687)
H-Class	—	(48,249,375)
Total distributions to shareholders	—	(56,067,646)

Capital share transactions:
Proceeds from sale of shares
A-Class	24,325,626	30,250,117
C-Class	1,571,061	4,826,181
H-Class	4,034,214,086	4,039,213,114
Distributions reinvested
A-Class	—	6,368,467
C-Class	—	1,308,568
H-Class	—	43,081,768
Cost of shares redeemed
A-Class	(24,662,262)	(36,564,926)
C-Class	(3,175,566)	(9,833,847)
H-Class	(4,076,736,162)	(4,030,515,212)
Net increase (decrease) from capital share transactions	(44,463,217)	48,134,230
Net increase (decrease) in net assets	(251,895,760)	148,979,601

Net assets:
Beginning of year	810,783,128	661,803,527
End of year	$558,887,368	$810,783,128

Capital share activity:
Shares sold
A-Class	100,678	73,257
C-Class	8,131	15,242
H-Class	16,907,136	9,876,438
Shares issued from reinvestment of distributions
A-Class	—	13,282
C-Class	—	3,713
H-Class	—	89,883
Shares redeemed
A-Class	(103,280)	(88,250)
C-Class	(17,928)	(31,728)
H-Class	(16,907,948)	(9,825,501)
Net increase (decrease) in shares	(13,211)	126,336

36 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$386.62	$336.16	$141.52	$150.26	$128.26
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.30)	(4.89)	(3.18)	(1.16)	(.83)
Net gain (loss) on investments (realized and unrealized)	(117.44)	83.35	227.34	2.39	22.83
Total from investment operations	(118.74)	78.46	224.16	1.23	22.00
Less distributions from:
Net realized gains	—	(28.00)	(29.52)	(9.97)	—
Total distributions	—	(28.00)	(29.52)	(9.97)	—
Net asset value, end of period	$267.88	$386.62	$336.16	$141.52	$150.26

Total Return[b]	(30.71%)	21.73%	159.40%	(0.76%)	17.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,284	$90,897	$79,610	$31,547	$36,252
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(1.17%)	(1.13%)	(0.67%)	(0.59%)
Total expenses	1.90%	1.79%	1.84%	1.87%	1.89%
Net expenses[c]	1.87%	1.79%	1.84%	1.87%	1.89%
Portfolio turnover rate	461%	252%	251%	237%	113%

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$283.53	$253.57	$110.50	$119.88	$103.10
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.32)	(5.97)	(4.02)	(1.92)	(1.55)
Net gain (loss) on investments (realized and unrealized)	(86.24)	63.93	176.61	2.51	18.33
Total from investment operations	(88.56)	57.96	172.59	.59	16.78
Less distributions from:
Net realized gains	—	(28.00)	(29.52)	(9.97)	—
Total distributions	—	(28.00)	(29.52)	(9.97)	—
Net asset value, end of period	$194.97	$283.53	$253.57	$110.50	$119.88

Total Return[b]	(31.23%)	20.70%	157.42%	(1.50%)	16.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,552	$13,760	$15,545	$9,030	$13,978
Ratios to average net assets:
Net investment income (loss)	(1.29%)	(1.92%)	(1.88%)	(1.42%)	(1.36%)
Total expenses	2.64%	2.54%	2.59%	2.63%	2.60%
Net expenses[c]	2.61%	2.54%	2.59%	2.63%	2.60%
Portfolio turnover rate	461%	252%	251%	237%	113%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 37

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$386.47	$336.03	$141.47	$150.21	$128.21
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.29)	(4.89)	(3.14)	(1.14)	(.85)
Net gain (loss) on investments (realized and unrealized)	(117.40)	83.33	227.22	2.37	22.85
Total from investment operations	(118.69)	78.44	224.08	1.23	22.00
Less distributions from:
Net realized gains	—	(28.00)	(29.52)	(9.97)	—
Total distributions	—	(28.00)	(29.52)	(9.97)	—
Net asset value, end of period	$267.78	$386.47	$336.03	$141.47	$150.21

Total Return	(30.71%)	21.73%	159.40%	(0.76%)	17.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$489,052	$706,126	$566,649	$276,299	$385,119
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(1.17%)	(1.13%)	(0.66%)	(0.59%)
Total expenses	1.90%	1.79%	1.84%	1.87%	1.87%
Net expenses[c]	1.87%	1.79%	1.84%	1.87%	1.87%
Portfolio turnover rate	461%	252%	251%	237%	113%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

38 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index. Inverse NASDAQ-100® 2x Strategy Fund H-Class returned 0.38%, while the NASDAQ-100 Index returned -10.35% over the same time period.

The sectors contributing the most to the return of the underlying index were Health Care, Consumer Staples, and Industrials. The sectors detracting the most from the return were Consumer Discretionary, Information Technology, and Communication Services.

The holdings contributing the most to the return of the underlying index were NVIDIA Corp., Gilead Sciences, Inc., and PepsiCo, Inc. The holdings detracting the most were Amazon.com, Inc., Tesla, Inc., and Apple, Inc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner possible and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	0.35%	(37.97%)	(36.58%)
A-Class Shares with sales charge‡	(4.42%)	(38.57%)	(36.88%)
C-Class Shares	(0.34%)	(38.41%)	(37.00%)
C-Class Shares with CDSC§	(1.34%)	(38.41%)	(37.00%)
H-Class Shares	0.38%	(37.96%)	(36.57%)
NASDAQ-100 Index	(10.35%)	15.96%	17.95%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2023
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 9.6%
Federal Home Loan Bank
4.92% (SOFR + 0.10%, Rate Floor: 0.00%) due 06/22/23◊	$2,000,000	$2,000,388
Total Federal Agency Notes
(Cost $2,000,000)		2,000,388

U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
4.21% due 05/02/23[1,2]	1,600,000	1,594,086
3.36% due 04/11/23[2,3]	153,000	152,844
Total U.S. Treasury Bills
(Cost $1,747,047)		1,746,930

REPURCHASE AGREEMENTS††,4 - 114.4%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	13,341,041	13,341,041
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[1]	5,270,821	5,270,821
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[1]	5,270,821	5,270,821
Total Repurchase Agreements
(Cost $23,882,683)		23,882,683

Total Investments - 132.4%
(Cost $27,629,730)		$27,630,001
Other Assets & Liabilities, net - (32.4)%		(6,757,992)
Total Net Assets - 100.0%		$20,872,009

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	13	Jun 2023	$3,458,195	$(137,963)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	06/28/23	663	$8,744,073	$(362,799)
BNP Paribas	NASDAQ-100 Index	Receive	5.08% (Federal Funds Rate + 0.25%)	At Maturity	06/28/23	652	8,590,383	(371,972)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.17% (SOFR + 0.35%)	At Maturity	06/27/23	1,555	20,490,994	(610,179)
							$37,825,450	$(1,344,950)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$2,000,388	$—	$2,000,388
U.S. Treasury Bills	—	1,746,930	—	1,746,930
Repurchase Agreements	—	23,882,683	—	23,882,683
Total Assets	$—	$27,630,001	$—	$27,630,001

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$137,963	$—	$—	$137,963
Equity Index Swap Agreements**	—	1,344,950	—	1,344,950
Total Liabilities	$137,963	$1,344,950	$—	$1,482,913

**	This derivative is reported as unrealized appreciation/depreciation at period end.

42 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value (cost $3,747,047)	$3,747,318
Repurchase agreements, at value (cost $23,882,683)	23,882,683
Segregated cash with broker	493,375
Receivables:
Fund shares sold	1,827,243
Interest	6,398
Investment Adviser	1,227
Total assets	29,958,244

Liabilities:
Unrealized depreciation on OTC swap agreements	1,344,950
Payable for:
Fund shares redeemed	7,027,825
Swap settlement	577,856
Variation margin on futures contracts	56,875
Management fees	23,976
Transfer agent fees	9,577
Distribution and service fees	6,879
Trustees’ fees*	466
Miscellaneous	37,831
Total liabilities	9,086,235
Net assets	$20,872,009

Net assets consist of:
Paid in capital	$105,277,438
Total distributable earnings (loss)	(84,405,429)
Net assets	$20,872,009

A-Class:
Net assets	$1,060,736
Capital shares outstanding	30,836
Net asset value per share	$34.40
Maximum offering price per share (Net asset value divided by 95.25%)	$36.12

C-Class:
Net assets	$263,475
Capital shares outstanding	9,003
Net asset value per share	$29.27

H-Class:
Net assets	$19,547,798
Capital shares outstanding	567,240
Net asset value per share	$34.46

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Interest	$1,104,959
Total investment income	1,104,959

Expenses:
Management fees	382,545
Distribution and service fees:
A-Class	2,512
C-Class	2,431
H-Class	103,146
Transfer agent fees	94,197
Interest expense	285,663
Portfolio accounting and administration fees	80,091
Registration fees	63,582
Professional fees	16,744
Trustees’ fees*	7,584
Custodian fees	6,271
Line of credit fees	1,199
Miscellaneous	36,003
Total expenses	1,081,968
Less:
Expenses reimbursed by Adviser:	(13,606)
Net expenses	1,068,362
Net investment income	36,597

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	675
Swap agreements	11,792,247
Futures contracts	1,066,269
Net realized gain	12,859,191
Net change in unrealized appreciation (depreciation) on:
Investments	105
Swap agreements	(1,570,974)
Futures contracts	(102,359)
Net change in unrealized appreciation (depreciation)	(1,673,228)
Net realized and unrealized gain	11,185,963
Net increase in net assets resulting from operations	$11,222,560

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 43

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$36,597	$(371,188)
Net realized gain on investments	12,859,191	29,742,173
Net change in unrealized appreciation (depreciation) on investments	(1,673,228)	(292,041)
Net increase in net assets resulting from operations	11,222,560	29,078,944

Capital share transactions:
Proceeds from sale of shares
A-Class	14,106,948	5,637,997
C-Class	5,916,658	6,590,693
H-Class	1,814,403,211	1,957,007,657
Cost of shares redeemed
A-Class	(13,387,267)	(5,157,152)
C-Class	(5,722,077)	(6,498,511)
H-Class	(1,819,373,920)	(1,979,681,177)
Net decrease from capital share transactions	(4,056,447)	(22,100,493)
Net increase in net assets	7,166,113	6,978,451

Net assets:
Beginning of year	13,705,896	6,727,445
End of year	$20,872,009	$13,705,896

Capital share activity:
Shares sold
A-Class	316,156	149,665
C-Class	151,193	199,291
H-Class	40,646,176	52,667,562
Shares redeemed
A-Class	(303,323)	(137,464)
C-Class	(147,557)	(199,226)
H-Class	(40,455,559)	(52,410,351)
Net increase in shares	207,086	269,477

44 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$34.28	$51.80	$185.07	$270.16	$375.67
Income (loss) from investment operations:
Net investment income (loss)[a]	.09	(.58)	(.48)	.40	.90
Net gain (loss) on investments (realized and unrealized)	.03	(16.94)[d]	(132.65)	(85.39)	(106.41)[d]
Total from investment operations	.12	(17.52)	(133.13)	(84.99)	(105.51)
Less distributions from:
Net investment income	—	—	(.14)	(.10)	—
Total distributions	—	—	(.14)	(.10)	—
Net asset value, end of period	$34.40	$34.28	$51.80	$185.07	$270.16

Total Return[b]	0.35%	(33.82%)	(71.95%)	(31.48%)	(28.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,061	$617	$301	$320	$1,342
Ratios to average net assets:
Net investment income (loss)	0.20%	(1.58%)	(1.69%)	0.17%	0.29%
Total expenses	3.02%	1.78%	1.81%	1.87%	1.90%
Net expenses[c]	2.98%	1.78%	1.81%	1.87%	1.90%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$29.37	$44.74	$161.13	$236.63	$331.26
Income (loss) from investment operations:
Net investment income (loss)[a]	(.19)	(.78)	(.48)	(1.00)	(1.30)
Net gain (loss) on investments (realized and unrealized)	.09	(14.59)[d]	(115.77)	(74.40)	(93.33)[d]
Total from investment operations	(.10)	(15.37)	(116.25)	(75.40)	(94.63)
Less distributions from:
Net investment income	—	—	(.14)	(.10)	—
Total distributions	—	—	(.14)	(.10)	—
Net asset value, end of period	$29.27	$29.37	$44.74	$161.13	$236.63

Total Return[b]	(0.34%)	(34.35%)	(72.15%)	(31.89%)	(28.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$263	$158	$237	$64	$233
Ratios to average net assets:
Net investment income (loss)	(0.52%)	(2.32%)	(2.44%)	(0.54%)	(0.49%)
Total expenses	3.80%	2.52%	2.55%	2.63%	2.58%
Net expenses[c]	3.76%	2.52%	2.55%	2.63%	2.58%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 45

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$34.33	$51.83	$185.13	$270.31	$376.26
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	(.63)	(.36)	.20	.80
Net gain (loss) on investments (realized and unrealized)	.09	(16.87)[d]	(132.80)	(85.28)	(106.75)[d]
Total from investment operations	.13	(17.50)	(133.16)	(85.08)	(105.95)
Less distributions from:
Net investment income	—	—	(.14)	(.10)	—
Total distributions	—	—	(.14)	(.10)	—
Net asset value, end of period	$34.46	$34.33	$51.83	$185.13	$270.31

Total Return	0.38%	(33.76%)	(71.93%)	(31.50%)	(28.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,548	$12,931	$6,190	$12,137	$11,636
Ratios to average net assets:
Net investment income (loss)	0.09%	(1.70%)	(1.70%)	0.10%	0.25%
Total expenses	2.53%	1.81%	1.85%	1.87%	1.88%
Net expenses[c]	2.49%	1.81%	1.85%	1.87%	1.88%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 10, 2020.

46 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average. Dow 2x Strategy Fund H-Class returned -12.25%, while the Dow Jones Industrial Average returned -1.98% over the same time period.

The sectors contributing the most to the return of the underlying index were Consumer Discretionary, Health Care, and Energy. The sectors detracting the most were Information Technology, Communication Services, and Financials.

The holdings contributing the most to the return of the underlying index were McDonald’s Corp., Merck & Co., Inc., and Boeing Co. The holdings detracting the most were Walt Disney Co., 3M Co., and American Express Co.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future result

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings	(% of Total Net Assets)
UnitedHealth Group, Inc.	7.2%
Goldman Sachs Group, Inc.	5.0%
Home Depot, Inc.	4.5%
Microsoft Corp.	4.4%
McDonald’s Corp.	4.3%
Amgen, Inc.	3.7%
Caterpillar, Inc.	3.5%
Visa, Inc. — Class A	3.4%
Boeing Co.	3.2%
Salesforce, Inc.	3.1%
Top Ten Total	42.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	(12.23%)	9.06%	15.72%
A-Class Shares with sales charge‡	(16.40%)	8.00%	15.16%
C-Class Shares	(12.86%)	8.25%	14.87%
C-Class Shares with CDSC§	(13.71%)	8.25%	14.87%
H-Class Shares	(12.25%)	9.05%	15.72%
Dow Jones Industrial Average	(1.98%)	9.01%	11.15%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2023
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 77.0%

Consumer, Non-cyclical - 18.1%
UnitedHealth Group, Inc.	4,534	$2,142,723
Amgen, Inc.	4,534	1,096,095
Johnson & Johnson	4,534	702,770
Procter & Gamble Co.	4,534	674,160
Merck & Company, Inc.	4,534	482,372
Coca-Cola Co.	4,534	281,244
Total Consumer, Non-cyclical		5,379,364

Financial - 15.5%
Goldman Sachs Group, Inc.	4,534	1,483,117
Visa, Inc. — Class A	4,534	1,022,236
Travelers Companies, Inc.	4,534	777,173
American Express Co.	4,534	747,883
JPMorgan Chase & Co.	4,534	590,825
Total Financial		4,621,234

Consumer, Cyclical - 13.4%
Home Depot, Inc.	4,534	1,338,074
McDonald’s Corp.	4,534	1,267,752
Walmart, Inc.	4,534	668,538
NIKE, Inc. — Class B	4,534	556,050
Walgreens Boots Alliance, Inc.	4,534	156,786
Total Consumer, Cyclical		3,987,200

Technology - 12.5%
Microsoft Corp.	4,534	1,307,152
Salesforce, Inc.*	4,534	905,803
Apple, Inc.	4,534	747,656
International Business Machines Corp.	4,534	594,362
Intel Corp.	4,534	148,126
Total Technology		3,703,099

Industrial - 11.3%
Caterpillar, Inc.	4,534	1,037,560
Boeing Co.*	4,534	963,158
Honeywell International, Inc.	4,534	866,538
3M Co.	4,534	476,569
Total Industrial		3,343,825

Communications - 2.9%
Walt Disney Co.*	4,534	453,990
Cisco Systems, Inc.	4,534	237,015
Verizon Communications, Inc.	4,534	176,327
Total Communications		867,332

Energy - 2.5%
Chevron Corp.	4,534	739,767

Basic Materials - 0.8%
Dow, Inc.	4,534	248,554

Total Common Stocks
(Cost $14,224,157)		22,890,375

	Face Amount
U.S. TREASURY BILLS†† - 13.2%
U.S. Treasury Bills
4.21% due 05/02/23[1,2]	$3,700,000	3,686,322
3.36% due 04/11/23[2,3]	234,000	233,762
Total U.S. Treasury Bills
(Cost $3,920,353)		3,920,084

REPURCHASE AGREEMENTS††,4 - 7.0%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	1,164,696	1,164,696
BofA Securities, Inc.issued 03/31/23 at 4.78% due 04/03/23[1]	460,151	460,151
Barclays Capital, Inc.issued 03/31/23 at 4.80% due 04/03/23[1]	460,152	460,152
Total Repurchase Agreements
(Cost $2,084,999)		2,084,999

Total Investments - 97.2%
(Cost $20,229,509)		$28,895,458
Other Assets & Liabilities, net - 2.8%		827,845
Total Net Assets - 100.0%		$29,723,303

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	43	Jun 2023	$7,193,470	$225,883

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.32% (SOFR + 0.50%)	At Maturity	06/27/23	756	$25,152,805	$616,249
BNP Paribas	Dow Jones Industrial Average	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	06/28/23	127	4,220,314	111,632
							$29,373,119	$727,881

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,890,375	$—	$—	$22,890,375
U.S. Treasury Bills	—	3,920,084	—	3,920,084
Repurchase Agreements	—	2,084,999	—	2,084,999
Equity Futures Contracts**	225,883	—	—	225,883
Equity Index Swap Agreements**	—	727,881	—	727,881
Total Assets	$23,116,258	$6,732,964	$—	$29,849,222

**	This derivative is reported as unrealized appreciation/depreciation at period end.

50 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value (cost $18,144,510)	$26,810,459
Repurchase agreements, at value (cost $2,084,999)	2,084,999
Segregated cash with broker	87,491
Unrealized appreciation on OTC swap agreements	727,881
Receivables:
Fund shares sold	734,646
Variation margin on futures contracts	82,884
Dividends	10,533
Investment Adviser	473
Interest	278
Total assets	30,539,644

Liabilities:
Segregated cash due to broker	320,000
Payable for:
Fund shares redeemed	407,394
Management fees	22,359
Transfer agent fees	8,767
Distribution and service fees	6,853
Swap settlement	2,126
Trustees’ fees*	421
Miscellaneous	48,421
Total liabilities	816,341
Net assets	$29,723,303

Net assets consist of:
Paid in capital	$27,028,389
Total distributable earnings (loss)	2,694,914
Net assets	$29,723,303

A-Class:
Net assets	$6,214,221
Capital shares outstanding	53,267
Net asset value per share	$116.66
Maximum offering price per share(Net asset value divided by 95.25%)	$122.48

C-Class:
Net assets	$1,003,271
Capital shares outstanding	10,210
Net asset value per share	$98.26

H-Class:
Net assets	$22,505,811
Capital shares outstanding	193,664
Net asset value per share	$116.21

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Dividends	$591,097
Interest	174,530
Income from securities lending, net	532
Total investment income	766,159

Expenses:
Management fees	288,103
Distribution and service fees:
A-Class	16,315
C-Class	10,910
H-Class	60,990
Transfer agent fees	69,747
Portfolio accounting and administration fees	61,277
Registration fees	43,524
Professional fees	14,118
Trustees’ fees*	5,287
Custodian fees	4,789
Interest expense	3,075
Line of credit fees	215
Miscellaneous	39,390
Total expenses	617,740
Less:
Expenses reimbursed by Adviser	(10,894)
Net expenses	606,846
Net investment income	159,313

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,036,925)
Swap agreements	(1,809,208)
Futures contracts	(1,370,611)
Net realized loss	(4,216,744)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,261,484)
Swap agreements	129,854
Futures contracts	157,487
Net change in unrealized appreciation (depreciation)	(974,143)
Net realized and unrealized loss	(5,190,887)
Net decrease in net assets resulting from operations	$(5,031,574)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 51

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$159,313	$(100,748)
Net realized gain (loss) on investments	(4,216,744)	7,830,107
Net change in unrealized appreciation (depreciation) on investments	(974,143)	(2,835,923)
Net increase (decrease) in net assets resulting from operations	(5,031,574)	4,893,436

Distributions to shareholders:
A-Class	(143,187)	(482,028)
C-Class	(26,829)	(99,716)
H-Class	(565,285)	(1,229,453)
Total distributions to shareholders	(735,301)	(1,811,197)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,549,473	12,271,047
C-Class	693,805	2,259,862
H-Class	366,568,855	434,035,662
Distributions reinvested
A-Class	133,817	468,144
C-Class	24,479	99,150
H-Class	544,170	1,178,226
Cost of shares redeemed
A-Class	(11,573,293)	(14,863,196)
C-Class	(1,113,264)	(2,785,982)
H-Class	(368,039,006)	(456,375,738)
Net decrease from capital share transactions	(3,210,964)	(23,712,825)
Net decrease in net assets	(8,977,839)	(20,630,586)

Net assets:
Beginning of year	38,701,142	59,331,728
End of year	$29,723,303	$38,701,142

Capital share activity:
Shares sold
A-Class	81,970	86,607
C-Class	7,107	18,804
H-Class	3,123,495	3,086,602
Shares issued from reinvestment of distributions
A-Class	1,160	3,201
C-Class	251	794
H-Class	4,734	8,084
Shares redeemed
A-Class	(98,910)	(105,444)
C-Class	(10,935)	(23,200)
H-Class	(3,139,562)	(3,252,762)
Net decrease in shares	(30,690)	(177,314)

52 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$135.77	$128.55	$58.38	$93.69	$83.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.54	(.27)	(.08)	.44	.34
Net gain (loss) on investments (realized and unrealized)	(17.13)	13.56	70.25	(32.14)	10.16
Total from investment operations	(16.59)	13.29	70.17	(31.70)	10.50
Less distributions from:
Net investment income	—	—	—	(.39)	—
Net realized gains	(2.52)	(6.07)	—	(3.22)	—
Total distributions	(2.52)	(6.07)	—	(3.61)	—
Net asset value, end of period	$116.66	$135.77	$128.55	$58.38	$93.69

Total Return[b]	(12.23%)	10.00%	120.20%	(35.58%)	12.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,214	$9,374	$10,886	$5,752	$10,799
Ratios to average net assets:
Net investment income (loss)	0.46%	(0.19%)	(0.08%)	0.45%	0.39%
Total expenses	1.90%	1.79%	1.84%	1.87%	1.87%
Net expenses[c]	1.86%	1.79%	1.84%	1.87%	1.87%
Portfolio turnover rate	516%	197%	172%	126%	239%

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$115.67	$111.12	$50.84	$82.59	$73.88
Income (loss) from investment operations:
Net investment income (loss)[a]	(.28)	(1.13)	(.64)	(.28)	(.26)
Net gain (loss) on investments (realized and unrealized)	(14.61)	11.75	60.92	(27.86)	8.97
Total from investment operations	(14.89)	10.62	60.28	(28.14)	8.71
Less distributions from:
Net investment income	—	—	—	(.39)	—
Net realized gains	(2.52)	(6.07)	—	(3.22)	—
Total distributions	(2.52)	(6.07)	—	(3.61)	—
Net asset value, end of period	$98.26	$115.67	$111.12	$50.84	$82.59

Total Return[b]	(12.86%)	9.16%	118.57%	(36.06%)	11.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,003	$1,595	$1,932	$1,413	$2,284
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.93%)	(0.81%)	(0.32%)	(0.34%)
Total expenses	2.65%	2.54%	2.59%	2.62%	2.61%
Net expenses[c]	2.61%	2.54%	2.59%	2.62%	2.61%
Portfolio turnover rate	516%	197%	172%	126%	239%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 53

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$135.28	$128.11	$58.19	$93.39	$82.92
Income (loss) from investment operations:
Net investment income (loss)[a]	.63	(.24)	(.08)	.43	.32
Net gain (loss) on investments (realized and unrealized)	(17.18)	13.48	70.00	(32.02)	10.15
Total from investment operations	(16.55)	13.24	69.92	(31.59)	10.47
Less distributions from:
Net investment income	—	—	—	(.39)	—
Net realized gains	(2.52)	(6.07)	—	(3.22)	—
Total distributions	(2.52)	(6.07)	—	(3.61)	—
Net asset value, end of period	$116.21	$135.28	$128.11	$58.19	$93.39

Total Return	(12.25%)	10.00%	120.16%	(35.58%)	12.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,506	$27,732	$46,513	$16,715	$33,340
Ratios to average net assets:
Net investment income (loss)	0.54%	(0.17%)	(0.09%)	0.43%	0.36%
Total expenses	1.91%	1.79%	1.84%	1.88%	1.87%
Net expenses[c]	1.87%	1.79%	1.84%	1.88%	1.87%
Portfolio turnover rate	516%	197%	172%	126%	239%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

54 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average. Inverse Dow 2x Strategy Fund H-Class returned -0.41%, while the Dow Jones Industrial Average returned -1.98% over the same time period.

The sectors contributing the most to the return of the underlying index were Consumer Discretionary, Health Care, and Energy. The sectors detracting the most were Information Technology, Communication Services, and Financials.

The holdings contributing the most to the return of the underlying index were McDonald’s Corp., Merck & Co., Inc., and Boeing Co. The holdings detracting the most were Walt Disney Co., 3M Co., and American Express Co.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner possible and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	(0.37%)	(24.88%)	(25.55%)
A-Class Shares with sales charge‡	(5.10%)	(25.61%)	(25.91%)
C-Class Shares	(1.11%)	(25.45%)	(26.12%)
C-Class Shares with CDSC§	(2.10%)	(25.45%)	(26.12%)
H-Class Shares	(0.41%)	(24.90%)	(25.53%)
Dow Jones Industrial Average	(1.98%)	9.01%	11.15%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2023
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 10.2%
U.S. Treasury Bills
4.21% due 05/02/23[1,2]	$500,000	$498,152
Total U.S. Treasury Bills
(Cost $498,188)		498,152

REPURCHASE AGREEMENTS††,3 - 88.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	2,429,626	2,429,626
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[1]	959,905	959,905
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[1]	959,904	959,904
Total Repurchase Agreements
(Cost $4,349,435)		4,349,435

Total Investments - 98.9%
(Cost $4,847,623)		$4,847,587
Other Assets & Liabilities, net - 1.1%		54,311
Total Net Assets - 100.0%		$4,901,898

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	06/28/23	61	$2,016,413	$(53,312)
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.07% (SOFR + 0.25%)	At Maturity	06/27/23	234	7,786,940	(179,718)
							$9,803,353	$(233,030)

††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$498,152	$—	$498,152
Repurchase Agreements	—	4,349,435	—	4,349,435
Total Assets	$—	$4,847,587	$—	$4,847,587

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$233,030	$—	$233,030

**	This derivative is reported as unrealized appreciation/depreciation at period end.

58 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value (cost $498,188)	$498,152
Repurchase agreements, at value (cost $4,349,435)	4,349,435
Segregated cash with broker	275,480
Receivables:
Fund shares sold	419,721
Interest	580
Total assets	5,543,368

Liabilities:
Unrealized depreciation on OTC swap agreements	233,030
Payable for:
Fund shares redeemed	363,269
Swap settlement	28,374
Management fees	4,134
Transfer agent fees	1,564
Distribution and service fees	1,307
Trustees’ fees*	78
Miscellaneous	9,714
Total liabilities	641,470
Net assets	$4,901,898

Net assets consist of:
Paid in capital	$52,382,942
Total distributable earnings (loss)	(47,481,044)
Net assets	$4,901,898

A-Class:
Net assets	$948,316
Capital shares outstanding	21,881
Net asset value per share	$43.34
Maximum offering price per share (Net asset value divided by 95.25%)	$45.50

C-Class:
Net assets	$258,330
Capital shares outstanding	6,930
Net asset value per share	$37.28

H-Class:
Net assets	$3,695,252
Capital shares outstanding	85,090
Net asset value per share	$43.43

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Interest	$149,498
Total investment income	149,498

Expenses:
Management fees	50,251
Distribution and service fees:
A-Class	2,182
C-Class	5,488
H-Class	10,409
Transfer agent fees	12,182
Portfolio accounting and administration fees	10,665
Interest expense	8,047
Registration fees	8,233
Professional fees	2,159
Trustees’ fees*	875
Custodian fees	803
Miscellaneous	6,383
Total expenses	117,677
Less:
Expenses reimbursed by Adviser	(1,838)
Net expenses	115,839
Net investment income	33,659

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	287
Swap agreements	111,728
Futures contracts	78,169
Net realized gain	190,184
Net change in unrealized appreciation (depreciation) on:
Investments	201
Swap agreements	(271,559)
Net change in unrealized appreciation (depreciation)	(271,358)
Net realized and unrealized loss	(81,174)
Net decrease in net assets resulting from operations	$(47,515)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 59

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$33,659	$(82,439)
Net realized gain (loss) on investments	190,184	(1,203,358)
Net change in unrealized appreciation (depreciation) on investments	(271,358)	138,630
Net decrease in net assets resulting from operations	(47,515)	(1,147,167)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,889,532	5,141,278
C-Class	840,904	2,829,315
H-Class	112,800,833	156,650,490
Cost of shares redeemed
A-Class	(4,582,728)	(4,766,371)
C-Class	(2,209,679)	(1,587,034)
H-Class	(111,451,007)	(155,634,745)
Net increase from capital share transactions	287,855	2,632,933
Net increase in net assets	240,340	1,485,766

Net assets:
Beginning of year	4,661,558	3,175,792
End of year	$4,901,898	$4,661,558

Capital share activity:
Shares sold
A-Class	104,963	113,924
C-Class	21,554	71,122
H-Class	2,437,376	3,408,090
Shares redeemed
A-Class	(97,537)	(106,709)
C-Class	(51,211)	(40,080)
H-Class	(2,413,132)	(3,394,460)
Net increase in shares	2,013	51,887

60 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$43.50	$53.39	$148.69	$145.60	$181.75
Income (loss) from investment operations:
Net investment income (loss)[a]	.30	(.70)	(.26)	.15	.45
Net gain (loss) on investments (realized and unrealized)	(.46)	(9.19)	(95.01)	3.24	(36.60)
Total from investment operations	(.16)	(9.89)	(95.27)	3.39	(36.15)
Less distributions from:
Net investment income	—	—	(.03)	(.30)	—
Total distributions	—	—	(.03)	(.30)	—
Net asset value, end of period	$43.34	$43.50	$53.39	$148.69	$145.60

Total Return[b]	(0.37%)	(18.52%)	(64.07%)	2.27%	(19.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$948	$629	$387	$1,952	$964
Ratios to average net assets:
Net investment income (loss)	0.64%	(1.56%)	(1.66%)	0.12%	0.25%
Total expenses	2.03%	1.77%	1.85%	1.86%	1.88%
Net expenses[c]	2.00%	1.77%	1.85%	1.86%	1.88%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$37.70	$46.65	$130.74	$129.05	$162.44
Income (loss) from investment operations:
Net investment income (loss)[a]	(.45)	(.90)	(.30)	(.75)	(.90)
Net gain (loss) on investments (realized and unrealized)	.03 [f]	(8.05)	(83.76)	2.74	(32.49)
Total from investment operations	(.42)	(8.95)	(84.06)	1.99	(33.39)
Less distributions from:
Net investment income	—	—	(.03)	(.30)	—
Total distributions	—	—	(.03)	(.30)	—
Net asset value, end of period	$37.28	$37.70	$46.65	$130.74	$129.05

Total Return[b]	(1.11%)	(19.19%)	(64.32%)	1.63%	(20.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$258	$1,380	$259	$389	$212
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(2.33%)	(2.41%)	(0.66%)	(0.59%)
Total expenses	2.72%	2.52%	2.59%	2.62%	2.56%
Net expenses[c]	2.70%	2.52%	2.59%	2.62%	2.56%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 61

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$43.61	$53.60	$149.13	$145.97	$182.43
Income (loss) from investment operations:
Net investment income (loss)[a]	.37	(.69)	(.22)	— [d]	.30
Net gain (loss) on investments (realized and unrealized)	(.55)	(9.30)	(95.28)	3.46	(36.76)
Total from investment operations	(.18)	(9.99)	(95.50)	3.46	(36.46)
Less distributions from:
Net investment income	—	—	(.03)	(.30)	—
Total distributions	—	—	(.03)	(.30)	—
Net asset value, end of period	$43.43	$43.61	$53.60	$149.13	$145.97

Total Return	(0.41%)	(18.64%)	(64.04%)	2.37%	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,695	$2,653	$2,531	$7,246	$4,179
Ratios to average net assets:
Net investment income (loss)	0.82%	(1.58%)	(1.66%)	0.06%	0.20%
Total expenses	2.04%	1.80%	1.84%	1.87%	1.89%
Net expenses[c]	2.01%	1.80%	1.84%	1.87%	1.89%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than $0.01 per share.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

62 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000® Index. Russell 2000® 2x Strategy Fund H-Class returned -30.93%, while the Russell 2000® Index returned -11.61% over the same time period.

The sectors contributing the most to the return of the underlying index were Consumer Staples and Communication Services. The sectors detracting the most were Financials, Health Care, and Real Estate.

The holdings contributing the most to the return of the underlying index were Crocs, Inc., Iridium Communications, Inc., and Super Micro Computer, Inc. The holdings detracting the most were AMC Entertainment Holdings, Inc. - Class A, Avis Budget Group, Inc., and Silvergate Capital Corp. - Class A.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings	(% of Total Net Assets)
Vanguard Russell 2000 ETF	0.7%
iShares Russell 2000 Index ETF	0.7%
Iridium Communications, Inc.	0.1%
Shockwave Medical, Inc.	0.1%
EMCOR Group, Inc.	0.1%
Crocs, Inc.	0.1%
Texas Roadhouse, Inc. — Class A	0.1%
Saia, Inc.	0.1%
RBC Bearings, Inc.	0.1%
Inspire Medical Systems, Inc.	0.1%
Top Ten Total	2.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	(30.87%)	(1.93%)	7.57%
A-Class Shares with sales charge‡	(34.15%)	(2.88%)	7.05%
C-Class Shares	(31.38%)	(2.66%)	6.77%
C-Class Shares with CDSC§	(32.07%)	(2.66%)	6.77%
H-Class Shares	(30.93%)	(2.03%)	7.50%
Russell 2000 Index	(11.61%)	4.71%	9.47%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only: performance for C-Class shares will vary due to difference in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

64 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 35.5%

Consumer, Non-cyclical - 8.3%
Shockwave Medical, Inc.*	162	$35,127
Inspire Medical Systems, Inc.*	129	30,195
Apellis Pharmaceuticals, Inc.*	427	28,165
Karuna Therapeutics, Inc.*	147	26,701
Lantheus Holdings, Inc.*	311	25,676
Option Care Health, Inc.*	762	24,209
Ensign Group, Inc.	244	23,312
Halozyme Therapeutics, Inc.*	607	23,181
Celsius Holdings, Inc.*	249	23,142
Intra-Cellular Therapies, Inc.*	417	22,581
HealthEquity, Inc.*	377	22,134
Medpace Holdings, Inc.*	116	21,814
API Group Corp.*	941	21,154
Alkermes plc*	742	20,917
BellRing Brands, Inc.*	599	20,366
Insperity, Inc.	164	19,934
Haemonetics Corp.*	228	18,867
Merit Medical Systems, Inc.*	255	18,857
ASGN, Inc.*	222	18,353
Neogen Corp.*	989	18,316
elf Beauty, Inc.*	220	18,117
Lancaster Colony Corp.	89	18,056
Prometheus Biosciences, Inc.*	159	17,064
Sprouts Farmers Market, Inc.*	483	16,920
iRhythm Technologies, Inc.*	136	16,868
Triton International Ltd.	265	16,753
AMN Healthcare Services, Inc.*	197	16,343
Alight, Inc. — Class A*	1,756	16,173
Simply Good Foods Co.*	405	16,107
PTC Therapeutics, Inc.*	320	15,501
Hostess Brands, Inc.*	608	15,127
IVERIC bio, Inc.*	620	15,085
Prestige Consumer Healthcare, Inc.*	226	14,154
Madrigal Pharmaceuticals, Inc.*	58	14,051
STAAR Surgical Co.*	219	14,005
Amicus Therapeutics, Inc.*	1,258	13,951
TriNet Group, Inc.*	171	13,784
Brink’s Co.	206	13,761
CONMED Corp.	132	13,710
ABM Industries, Inc.	303	13,617
Intellia Therapeutics, Inc.*	365	13,604
Inari Medical, Inc.*	220	13,583
Cytokinetics, Inc.*	374	13,161
Herc Holdings, Inc.	115	13,098
Pacific Biosciences of California, Inc.*	1,126	13,039
Korn Ferry	239	12,366
Blueprint Medicines Corp.*	273	12,282
Select Medical Holdings Corp.	475	12,279
Vaxcyte, Inc.*	327	12,256
Axonics, Inc.*	224	12,221
StoneCo Ltd. — Class A*	1,264	12,059
Arrowhead Pharmaceuticals, Inc.*	469	11,913
Omnicell, Inc.*	200	11,734
Revance Therapeutics, Inc.*	364	11,724
TreeHouse Foods, Inc.*	232	11,700
Integer Holdings Corp.*	150	11,625
Inter Parfums, Inc.	81	11,521
Reata Pharmaceuticals, Inc. — Class A*	126	11,456
Denali Therapeutics, Inc.*	496	11,428
Coca-Cola Consolidated, Inc.	21	11,237
WD-40 Co.	62	11,039
Primo Water Corp.	719	11,037
Alarm.com Holdings, Inc.*	219	11,011
Progyny, Inc.*	341	10,953
CBIZ, Inc.*	216	10,690
LivaNova plc*	245	10,677
Patterson Companies, Inc.	398	10,655
Cal-Maine Foods, Inc.	173	10,534
TransMedics Group, Inc.*	139	10,526
Insmed, Inc.*	616	10,503
Glaukos Corp.*	209	10,471
ACADIA Pharmaceuticals, Inc.*	548	10,313
Helen of Troy Ltd.*	108	10,278
R1 RCM, Inc.*	685	10,275
J & J Snack Foods Corp.	69	10,227
Graham Holdings Co. — Class B	17	10,129
Sage Therapeutics, Inc.*	238	9,987
Edgewell Personal Care Co.	235	9,969
NuVasive, Inc.*	239	9,873
NeoGenomics, Inc.*	563	9,802
Strategic Education, Inc.	104	9,342
Chegg, Inc.*	567	9,242
ICF International, Inc.	84	9,215
TG Therapeutics, Inc.*	607	9,129
EVERTEC, Inc.	268	9,045
Axsome Therapeutics, Inc.*	146	9,005
Beam Therapeutics, Inc.*	290	8,880
Prothena Corporation plc*	178	8,628
AtriCure, Inc.*	208	8,622
REVOLUTION Medicines, Inc.*	396	8,577
Myriad Genetics, Inc.*	363	8,433
Corcept Therapeutics, Inc.*	388	8,404
Pacira BioSciences, Inc.*	205	8,366
Supernus Pharmaceuticals, Inc.*	223	8,079
Adtalem Global Education, Inc.*	205	7,917
Bridgebio Pharma, Inc.*	477	7,909
Vector Group Ltd.	656	7,878
Vir Biotechnology, Inc.*	331	7,702
Surgery Partners, Inc.*	222	7,652
CorVel Corp.*	40	7,611
John Wiley & Sons, Inc. — Class A	196	7,599
Remitly Global, Inc.*	445	7,543
Krystal Biotech, Inc.*	94	7,526
Celldex Therapeutics, Inc.*	209	7,520
Addus HomeCare Corp.*	70	7,473
FibroGen, Inc.*	399	7,445
Embecta Corp.	263	7,396
Xencor, Inc.*	262	7,307
Veracyte, Inc.*	327	7,292
Huron Consulting Group, Inc.*	90	7,233

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Catalyst Pharmaceuticals, Inc.*	436	$7,229
Laureate Education, Inc. — Class A	613	7,209
Riot Platforms, Inc.*,1	721	7,203
Herbalife Nutrition Ltd.*	447	7,197
Flywire Corp.*	244	7,164
Central Garden & Pet Co. — Class A*	183	7,150
Stride, Inc.*	182	7,143
AbCellera Biologics, Inc.*	944	7,118
BioCryst Pharmaceuticals, Inc.*	846	7,056
Monro, Inc.	142	7,019
Hain Celestial Group, Inc.*	409	7,014
Provention Bio, Inc.*	283	6,820
United Natural Foods, Inc.*	258	6,798
Amylyx Pharmaceuticals, Inc.*	229	6,719
Aurinia Pharmaceuticals, Inc.*	612	6,708
Silk Road Medical, Inc.*	171	6,691
Amphastar Pharmaceuticals, Inc.*	175	6,562
Ironwood Pharmaceuticals, Inc. — Class A*	623	6,554
Relay Therapeutics, Inc.*	388	6,390
Sabre Corp.*	1,487	6,379
Textainer Group Holdings Ltd.	198	6,358
Weis Markets, Inc.	75	6,350
LiveRamp Holdings, Inc.*	289	6,338
Vericel Corp.*	215	6,304
Avanos Medical, Inc.*	211	6,275
Travere Therapeutics, Inc.*	278	6,252
MGP Ingredients, Inc.	64	6,190
Payoneer Global, Inc.*	976	6,129
Akero Therapeutics, Inc.*	159	6,083
Arvinas, Inc.*	222	6,065
Andersons, Inc.	146	6,033
Coursera, Inc.*	513	5,910
Universal Corp.	110	5,818
Syndax Pharmaceuticals, Inc.*	274	5,787
US Physical Therapy, Inc.	59	5,777
Ingles Markets, Inc. — Class A	65	5,766
Nevro Corp.*	159	5,748
Agios Pharmaceuticals, Inc.*	249	5,720
National Beverage Corp.*	108	5,694
Kforce, Inc.	90	5,692
Cerevel Therapeutics Holdings, Inc.*	233	5,683
Upbound Group, Inc.	228	5,588
Pediatrix Medical Group, Inc.*	373	5,561
RadNet, Inc.*	220	5,507
PROG Holdings, Inc.*	228	5,424
Chefs’ Warehouse, Inc.*	156	5,312
ZipRecruiter, Inc. — Class A*	333	5,308
Dynavax Technologies Corp.*	541	5,307
Avid Bioservices, Inc.*	279	5,234
Chinook Therapeutics, Inc.*	225	5,209
Medifast, Inc.	50	5,183
Krispy Kreme, Inc.	328	5,100
Kymera Therapeutics, Inc.*	172	5,096
Ligand Pharmaceuticals, Inc. — Class B*	69	5,076
Beauty Health Co.*	398	5,027
Utz Brands, Inc.	300	4,941
Matthews International Corp. — Class A	136	4,904
Owens & Minor, Inc.*	337	4,903
ModivCare, Inc.*	58	4,877
Alphatec Holdings, Inc.*	312	4,867
Protagonist Therapeutics, Inc.*	210	4,830
CoreCivic, Inc.*	521	4,793
Cytek Biosciences, Inc.*	521	4,788
Healthcare Services Group, Inc.	338	4,688
DICE Therapeutics, Inc.*	161	4,613
Marathon Digital Holdings, Inc.*,1	528	4,604
LeMaitre Vascular, Inc.	89	4,581
MannKind Corp.*	1,115	4,572
Avidity Biosciences, Inc.*	297	4,559
B&G Foods, Inc.[1]	293	4,550
Beyond Meat, Inc.*	280	4,544
Adaptive Biotechnologies Corp.*	508	4,486
MoneyGram International, Inc.*	428	4,460
Morphic Holding, Inc.*	117	4,404
Viridian Therapeutics, Inc.*	169	4,299
Heska Corp.*	44	4,295
Arcus Biosciences, Inc.*	234	4,268
GEO Group, Inc.*	540	4,261
Accolade, Inc.*	296	4,256
Geron Corp.*	1,946	4,223
Iovance Biotherapeutics, Inc.*	688	4,204
Cassava Sciences, Inc.*	174	4,197
Fresh Del Monte Produce, Inc.	139	4,185
Arcellx, Inc.*	135	4,159
Rocket Pharmaceuticals, Inc.*	242	4,145
Perdoceo Education Corp.*	307	4,123
Recursion Pharmaceuticals, Inc. — Class A*	618	4,122
Legalzoom.com, Inc.*	437	4,099
AdaptHealth Corp.*	329	4,089
UFP Technologies, Inc.*	31	4,025
John B Sanfilippo & Son, Inc.	41	3,974
SpartanNash Co.	159	3,943
Biohaven Ltd.*	288	3,934
Harmony Biosciences Holdings, Inc.*	120	3,918
SpringWorks Therapeutics, Inc.*	152	3,913
Twist Bioscience Corp.*	256	3,861
Crinetics Pharmaceuticals, Inc.*	240	3,854
Treace Medical Concepts, Inc.*	151	3,804
Atrion Corp.	6	3,768
ImmunoGen, Inc.*	979	3,759
Ventyx Biosciences, Inc.*	112	3,752
Replimune Group, Inc.*	212	3,744
First Advantage Corp.*	268	3,741
Zentalis Pharmaceuticals, Inc.*	214	3,681
Green Dot Corp. — Class A*	214	3,676
Collegium Pharmaceutical, Inc.*	153	3,670
Cross Country Healthcare, Inc.*	163	3,638
Deciphera Pharmaceuticals, Inc.*	234	3,615
Enanta Pharmaceuticals, Inc.*	89	3,599
Cimpress plc*	80	3,506

66 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Paragon 28, Inc.*	205	$3,499
Cardiovascular Systems, Inc.*	176	3,495
Kura Oncology, Inc.*	284	3,473
Oscar Health, Inc. — Class A*	531	3,473
REGENXBIO, Inc.*	183	3,461
CRA International, Inc.	32	3,450
SunOpta, Inc.*	445	3,427
Keros Therapeutics, Inc.*	80	3,416
BioLife Solutions, Inc.*	154	3,350
PROCEPT BioRobotics Corp.*	117	3,323
National Healthcare Corp.	57	3,310
Innoviva, Inc.*	289	3,251
Quanex Building Products Corp.	151	3,251
USANA Health Sciences, Inc.*	51	3,208
Varex Imaging Corp.*	176	3,201
Theravance Biopharma, Inc.*	292	3,168
SP Plus Corp.*	92	3,155
Deluxe Corp.	197	3,152
Cogent Biosciences, Inc.*	292	3,151
Immunovant, Inc.*	201	3,118
DocGo, Inc.*	359	3,105
Tootsie Roll Industries, Inc.	68	3,049
SI-BONE, Inc.*	153	3,010
Fulgent Genetics, Inc.*	95	2,966
Duckhorn Portfolio, Inc.*	186	2,957
Udemy, Inc.*	329	2,905
Verve Therapeutics, Inc.*	200	2,884
Transcat, Inc.*	32	2,860
ADMA Biologics, Inc.*	859	2,843
Community Health Systems, Inc.*	570	2,793
National Research Corp. — Class A	64	2,785
Inhibrx, Inc.*	147	2,774
Ideaya Biosciences, Inc.*	202	2,773
Barrett Business Services, Inc.	31	2,748
OrthoPediatrics Corp.*	62	2,746
Point Biopharma Global, Inc.*	374	2,719
Heidrick & Struggles International, Inc.	89	2,702
OPKO Health, Inc.*	1,841	2,688
23andMe Holding Co. — Class A*	1,178	2,686
Anavex Life Sciences Corp.*	310	2,657
Cass Information Systems, Inc.	61	2,642
Repay Holdings Corp.*	400	2,628
TrueBlue, Inc.*	147	2,617
Orthofix Medical, Inc.*	156	2,613
Kelly Services, Inc. — Class A	154	2,555
Arcturus Therapeutics Holdings, Inc.*	105	2,517
Brookdale Senior Living, Inc. — Class A*	848	2,502
Vita Coco Company, Inc.*	127	2,492
Resources Connection, Inc.	146	2,491
American Well Corp. — Class A*	1,046	2,468
LifeStance Health Group, Inc.*	330	2,452
Ennis, Inc.	116	2,446
Nuvalent, Inc. — Class A*	92	2,400
Castle Biosciences, Inc.*	105	2,386
Emergent BioSolutions, Inc.*	230	2,383
4D Molecular Therapeutics, Inc.*	137	2,355
Cerus Corp.*	787	2,337
ViewRay, Inc.*	675	2,336
Artivion, Inc.*	178	2,332
I3 Verticals, Inc. — Class A*	95	2,330
Arlo Technologies, Inc.*	380	2,303
Coherus Biosciences, Inc.*	336	2,298
Editas Medicine, Inc.*	315	2,284
Calavo Growers, Inc.	79	2,273
2U, Inc.*	331	2,267
ANI Pharmaceuticals, Inc.*	57	2,264
Paysafe Ltd.*	130	2,241
RAPT Therapeutics, Inc.*	122	2,239
ACCO Brands Corp.	420	2,234
Fate Therapeutics, Inc.*	379	2,160
Aclaris Therapeutics, Inc.*	263	2,128
CareDx, Inc.*	232	2,121
Franklin Covey Co.*	55	2,116
NanoString Technologies, Inc.*	212	2,099
Vital Farms, Inc.*	136	2,081
Mission Produce, Inc.*	183	2,033
Agiliti, Inc.*	126	2,013
AnaptysBio, Inc.*	92	2,002
Scilex Holding Co.*	242	1,984
OraSure Technologies, Inc.*	327	1,978
MacroGenics, Inc.*	275	1,972
Mirum Pharmaceuticals, Inc.*	82	1,970
MaxCyte, Inc.*	396	1,960
V2X, Inc.*	49	1,946
Viad Corp.*	93	1,938
Hackett Group, Inc.	104	1,922
Anika Therapeutics, Inc.*	66	1,896
Agenus, Inc.*	1,238	1,882
Lyell Immunopharma, Inc.*	789	1,862
Carriage Services, Inc. — Class A	61	1,862
Ocular Therapeutix, Inc.*	351	1,850
Central Garden & Pet Co.*	45	1,848
Custom Truck One Source, Inc.*	272	1,847
European Wax Center, Inc. — Class A	97	1,843
Multiplan Corp.*	1,723	1,826
Seres Therapeutics, Inc.*	321	1,820
Cutera, Inc.*	76	1,795
Allogene Therapeutics, Inc.*	363	1,793
Arcutis Biotherapeutics, Inc.*	163	1,793
EQRx, Inc.*	917	1,779
Alector, Inc.*	284	1,758
AngioDynamics, Inc.*	170	1,758
MiMedx Group, Inc.*	515	1,756
Axogen, Inc.*	185	1,748
Target Hospitality Corp.*	133	1,748
Quanterix Corp.*	155	1,747
Pulmonx Corp.*	156	1,744
Tejon Ranch Co.*	95	1,736
2seventy bio, Inc.*	170	1,734
Vanda Pharmaceuticals, Inc.*	253	1,718
CTI BioPharma Corp.*	407	1,709
SomaLogic, Inc.*	663	1,691

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Pennant Group, Inc.*	118	$1,685
Forrester Research, Inc.*	52	1,682
Nurix Therapeutics, Inc.*	189	1,678
Dyne Therapeutics, Inc.*	144	1,659
Bioxcel Therapeutics, Inc.*	87	1,623
RxSight, Inc.*	97	1,618
ShotSpotter, Inc.*	41	1,612
Mersana Therapeutics, Inc.*	376	1,545
Kiniksa Pharmaceuticals Ltd. — Class A*	142	1,528
Utah Medical Products, Inc.	16	1,516
Liquidia Corp.*	218	1,506
Alta Equipment Group, Inc.	95	1,506
Intercept Pharmaceuticals, Inc.*	112	1,504
Bluebird Bio, Inc.*	469	1,491
Clover Health Investments Corp.*	1,735	1,466
Tactile Systems Technology, Inc.*	89	1,461
iTeos Therapeutics, Inc.*	107	1,456
Bionano Genomics, Inc.*	1,303	1,446
Day One Biopharmaceuticals, Inc.*	108	1,444
Senseonics Holdings, Inc.*	2,022	1,436
Turning Point Brands, Inc.	68	1,428
Phibro Animal Health Corp. — Class A	93	1,425
PetIQ, Inc.*	124	1,419
Surmodics, Inc.*	62	1,412
Arbutus Biopharma Corp.*	462	1,400
Evolus, Inc.*	161	1,362
Invitae Corp.*	992	1,339
Eagle Pharmaceuticals, Inc.*	47	1,333
Aaron’s Company, Inc.	138	1,333
Sana Biotechnology, Inc.*	406	1,328
Karyopharm Therapeutics, Inc.*	341	1,327
Inogen, Inc.*	105	1,310
iRadimed Corp.	32	1,259
Caribou Biosciences, Inc.*	233	1,237
SIGA Technologies, Inc.	215	1,236
Cullinan Oncology, Inc.*	119	1,217
Sterling Check Corp.*	108	1,204
Seneca Foods Corp. — Class A*	23	1,202
HilleVax, Inc.*	72	1,190
Atara Biotherapeutics, Inc.*	409	1,186
OmniAb, Inc.*	321	1,181
Zynex, Inc.*	98	1,176
Atea Pharmaceuticals, Inc.*	348	1,166
Butterfly Network, Inc.*	606	1,139
Joint Corp.*	64	1,077
Nano-X Imaging Ltd.*,1	186	1,073
Universal Technical Institute, Inc.*	144	1,063
BrightView Holdings, Inc.*	187	1,051
Rigel Pharmaceuticals, Inc.*	787	1,039
Tarsus Pharmaceuticals, Inc.*	82	1,031
WW International, Inc.*	247	1,018
Cara Therapeutics, Inc.*	204	1,002
Distribution Solutions Group, Inc.*	22	1,000
Xeris Biopharma Holdings, Inc.*	604	985
Monte Rosa Therapeutics, Inc.*	124	966
Sangamo Therapeutics, Inc.*	544	957
Sutro Biopharma, Inc.*	207	956
Tyra Biosciences, Inc.*	59	948
Janux Therapeutics, Inc.*	78	944
Kodiak Sciences, Inc.*	152	942
Seer, Inc.*	235	907
Edgewise Therapeutics, Inc.*	135	900
Aura Biosciences, Inc.*	97	900
Benson Hill, Inc.*	781	898
Cue Health, Inc.*,1	493	897
Design Therapeutics, Inc.*	155	894
Village Super Market, Inc. — Class A	39	892
Nuvation Bio, Inc.*	531	881
KalVista Pharmaceuticals, Inc.*	112	880
Generation Bio Co.*	204	877
Mineralys Therapeutics, Inc.*	55	861
Stoke Therapeutics, Inc.*	102	850
Aerovate Therapeutics, Inc.*	42	847
PepGen, Inc.*	69	844
Tango Therapeutics, Inc.*	213	841
Y-mAbs Therapeutics, Inc.*	167	837
Kinnate Biopharma, Inc.*	133	831
Willdan Group, Inc.*	53	828
Ocugen, Inc.*	970	828
Humacyte, Inc.*	267	825
Inovio Pharmaceuticals, Inc.*	1,004	823
Lexicon Pharmaceuticals, Inc.*	337	819
Information Services Group, Inc.	160	814
Erasca, Inc.*	269	810
PMV Pharmaceuticals, Inc.*	168	801
Alpine Immune Sciences, Inc.*	97	749
Quantum-Si, Inc.*	417	734
Phathom Pharmaceuticals, Inc.*	100	714
CareMax, Inc.*	267	713
NGM Biopharmaceuticals, Inc.*	174	710
Adicet Bio, Inc.*	123	709
Heron Therapeutics, Inc.*	469	708
Innovage Holding Corp.*,1	87	694
Vera Therapeutics, Inc.*	89	691
Zimvie, Inc.*	95	687
Theseus Pharmaceuticals, Inc.*	77	684
ImmunityBio, Inc.*,1	373	679
Organogenesis Holdings, Inc.*	316	673
Cano Health, Inc.*	738	671
Kezar Life Sciences, Inc.*	214	670
Amneal Pharmaceuticals, Inc.*	470	653
MeiraGTx Holdings plc*	125	646
Quad/Graphics, Inc.*	149	639
Nature’s Sunshine Products, Inc.*	61	623
Alico, Inc.	25	605
Fulcrum Therapeutics, Inc.*	212	604
Rent the Runway, Inc. — Class A*	212	604
C4 Therapeutics, Inc.*	192	603
Nautilus Biotechnology, Inc.*	217	601
IGM Biosciences, Inc.*	43	591
Akoya Biosciences, Inc.*	72	589
Icosavax, Inc.*	101	586

68 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Nektar Therapeutics*	828	$582
HF Foods Group, Inc.*	147	576
Foghorn Therapeutics, Inc.*	92	570
22nd Century Group, Inc.*	738	567
Prime Medicine, Inc.*	46	566
BRC, Inc. — Class A*	110	565
Vicarious Surgical, Inc.*	248	563
Allovir, Inc.*	142	560
Outlook Therapeutics, Inc.*	490	534
Honest Company, Inc.*	296	533
Nkarta, Inc.*	149	529
Acrivon Therapeutics, Inc.*	39	495
Natural Grocers by Vitamin Cottage, Inc.	42	494
Chimerix, Inc.*	384	484
Affimed N.V.*	648	483
Aadi Bioscience, Inc.*	66	478
Whole Earth Brands, Inc.*	185	474
Esperion Therapeutics, Inc.*	293	466
American Public Education, Inc.*	85	461
AN2 Therapeutics, Inc.*	46	454
Lifecore Biomedical, Inc.*	119	449
GeneDx Holdings Corp.*	1,214	443
Precigen, Inc.*	418	443
ALX Oncology Holdings, Inc.*	98	443
Absci Corp.*	240	420
Cipher Mining, Inc.*	178	415
Bakkt Holdings, Inc.*	239	411
Vaxart, Inc.*	542	410
Rallybio Corp.*	71	405
Athira Pharma, Inc.*	155	388
Spire Global, Inc.*	570	381
Gossamer Bio, Inc.*	287	362
Jounce Therapeutics, Inc.*	192	355
EyePoint Pharmaceuticals, Inc.*	119	350
Veru, Inc.*	296	343
Moneylion, Inc.*	593	337
Tenaya Therapeutics, Inc.*	116	331
Century Therapeutics, Inc.*	92	319
Tattooed Chef, Inc.*	222	315
PFSweb, Inc.	74	314
Inotiv, Inc.*	72	312
Singular Genomics Systems, Inc.*	254	307
Priority Technology Holdings, Inc.*	81	291
Relmada Therapeutics, Inc.*	125	283
AirSculpt Technologies, Inc.	56	282
Thorne HealthTech, Inc.*	61	282
Invivyd, Inc.*	234	281
Kronos Bio, Inc.*	186	272
VBI Vaccines, Inc.*	879	266
PhenomeX, Inc.*	229	266
CompoSecure, Inc.*	33	243
Beachbody Company, Inc.*	477	230
Third Harmonic Bio, Inc.*	52	214
Bird Global, Inc. — Class A*	764	214
Aveanna Healthcare Holdings, Inc.*	203	211
Instil Bio, Inc.*	317	209
Bright Health Group, Inc.*	880	194
AppHarvest, Inc.*	308	189
Talaris Therapeutics, Inc.*	98	184
Pardes Biosciences, Inc.*	129	170
Eiger BioPharmaceuticals, Inc.*	186	167
Vintage Wine Estates, Inc.*	146	156
Bioventus, Inc. — Class A*	145	155
MarketWise, Inc.*	78	144
Praxis Precision Medicines, Inc.*	159	129
P3 Health Partners, Inc.*	111	118
VistaGen Therapeutics, Inc.*	841	105
Babylon Holdings Ltd. — Class A*	19	97
ATI Physical Therapy, Inc.*	341	87
Alpha Teknova, Inc.*	28	83
Enochian Biosciences, Inc.*	90	82
Science 37 Holdings, Inc.*	284	80
Local Bounti Corp.*	84	67
Oncology Institute, Inc.*	84	57
Celularity, Inc.*	84	52
Wejo Group Ltd.*	103	51
GreenLight Biosciences Holdings PBC*	63	27
Greenidge Generation Holdings, Inc.*	58	26
Tenon Medical, Inc.*	14	25
Owlet, Inc.*	68	22
Boxed, Inc.*,1	52	10
Leafly Holdings, Inc.*	19	8
Gelesis Holdings, Inc.*	44	7
Total Consumer, Non-cyclical		2,453,938

Financial - 7.6%
Kinsale Capital Group, Inc.	99	29,715
STAG Industrial, Inc. REIT	820	27,732
Agree Realty Corp. REIT	398	27,307
Selective Insurance Group, Inc.	271	25,835
SouthState Corp.	341	24,300
RLI Corp.	177	23,525
Terreno Realty Corp. REIT	357	23,062
Ryman Hospitality Properties, Inc. REIT	244	21,894
Glacier Bancorp, Inc.	506	21,257
United Bankshares, Inc.	596	20,979
Kite Realty Group Trust REIT	992	20,753
Houlihan Lokey, Inc.	227	19,860
Old National Bancorp	1,336	19,265
Essent Group Ltd.	481	19,264
First Financial Bankshares, Inc.	592	18,885
Home BancShares, Inc.	858	18,627
Valley National Bancorp	1,962	18,129
PotlatchDeltic Corp. REIT	363	17,968
Cadence Bank	827	17,169
Phillips Edison & Company, Inc. REIT	507	16,538
Independence Realty Trust, Inc. REIT	1,009	16,174
Essential Properties Realty Trust, Inc. REIT	640	15,904
Radian Group, Inc.	718	15,868
Federated Hermes, Inc. — Class B	389	15,614
Physicians Realty Trust REIT	1,024	15,288
Apple Hospitality REIT, Inc.	981	15,225
Hancock Whitney Corp.	392	14,269

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Blackstone Mortgage Trust, Inc. — Class A REIT	776	$13,852
Focus Financial Partners, Inc. — Class A*	265	13,746
Independent Bank Corp.	209	13,715
United Community Banks, Inc.	485	13,638
Broadstone Net Lease, Inc. REIT	780	13,268
Mr Cooper Group, Inc.*	316	12,947
Community Bank System, Inc.	244	12,808
LXP Industrial Trust REIT	1,241	12,795
Jackson Financial, Inc. — Class A	341	12,757
ServisFirst Bancshares, Inc.	229	12,510
Associated Banc-Corp.	681	12,244
Corporate Office Properties Trust REIT	514	12,187
First Interstate BancSystem, Inc. — Class A	407	12,153
Sabra Health Care REIT, Inc.	1,053	12,110
Atlantic Union Bankshares Corp.	342	11,987
Hamilton Lane, Inc. — Class A	160	11,837
Enstar Group Ltd.*	51	11,821
American Equity Investment Life Holding Co.	323	11,786
UMB Financial Corp.	201	11,602
CNO Financial Group, Inc.	518	11,494
Genworth Financial, Inc. — Class A*	2,257	11,330
Moelis & Co. — Class A	290	11,148
Ameris Bancorp	302	11,047
Cathay General Bancorp	317	10,943
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	382	10,925
Outfront Media, Inc. REIT	668	10,842
SITE Centers Corp. REIT	874	10,733
Texas Capital Bancshares, Inc.*	219	10,722
Walker & Dunlop, Inc.	140	10,664
Piper Sandler Cos.	76	10,534
WSFS Financial Corp.	279	10,493
International Bancshares Corp.	244	10,448
Macerich Co. REIT	982	10,409
McGrath RentCorp	111	10,357
Pacific Premier Bancorp, Inc.	428	10,281
Fulton Financial Corp.	740	10,227
CVB Financial Corp.	608	10,141
Four Corners Property Trust, Inc. REIT	377	10,126
Equity Commonwealth REIT	478	9,899
National Health Investors, Inc. REIT	190	9,800
Simmons First National Corp. — Class A	555	9,707
Innovative Industrial Properties, Inc. REIT	127	9,651
Axos Financial, Inc.*	261	9,636
Sunstone Hotel Investors, Inc. REIT	968	9,564
First BanCorp	821	9,376
First Financial Bancorp	425	9,252
Tanger Factory Outlet Centers, Inc. REIT	463	9,089
Kennedy-Wilson Holdings, Inc.	539	8,942
Washington Federal, Inc.	296	8,916
Eastern Bankshares, Inc.	700	8,834
Artisan Partners Asset Management, Inc. — Class A	274	8,762
Arbor Realty Trust, Inc. REIT	753	8,652
First Merchants Corp.	261	8,600
Banner Corp.	156	8,482
CareTrust REIT, Inc.	430	8,419
NMI Holdings, Inc. — Class A*	375	8,374
Pebblebrook Hotel Trust REIT	592	8,312
WesBanco, Inc.	261	8,013
TowneBank	300	7,995
StoneX Group, Inc.*	77	7,972
Urban Edge Properties REIT	522	7,861
Seacoast Banking Corporation of Florida	329	7,797
PJT Partners, Inc. — Class A	108	7,797
DiamondRock Hospitality Co. REIT	957	7,780
BankUnited, Inc.	344	7,768
RLJ Lodging Trust REIT	732	7,759
Park National Corp.	65	7,707
Retail Opportunity Investments Corp. REIT	550	7,678
Renasant Corp.	250	7,645
Cushman & Wakefield plc*	725	7,642
Trupanion, Inc.*	178	7,634
Independent Bank Group, Inc.	163	7,555
BGC Partners, Inc. — Class A	1,438	7,521
BancFirst Corp.	90	7,479
Service Properties Trust REIT	749	7,460
Navient Corp.	465	7,435
Cohen & Steers, Inc.	116	7,419
PennyMac Financial Services, Inc.	122	7,272
InvenTrust Properties Corp. REIT	309	7,231
Stock Yards Bancorp, Inc.	131	7,223
Enterprise Financial Services Corp.	161	7,179
Heartland Financial USA, Inc.	187	7,173
Elme Communities REIT	399	7,126
Lakeland Financial Corp.	112	7,016
Bancorp, Inc.*	249	6,935
Getty Realty Corp. REIT	192	6,918
Bread Financial Holdings, Inc.	228	6,913
Trustmark Corp.	279	6,891
PRA Group, Inc.*	176	6,857
Xenia Hotels & Resorts, Inc. REIT	522	6,833
Hilltop Holdings, Inc.	227	6,735
Northwest Bancshares, Inc.	554	6,665
St. Joe Co.	157	6,533
Two Harbors Investment Corp. REIT	441	6,487
BRP Group, Inc. — Class A*	254	6,467
NBT Bancorp, Inc.	191	6,439
Cannae Holdings, Inc.*	317	6,397
Provident Financial Services, Inc.	333	6,387
Horace Mann Educators Corp.	187	6,261
Alexander & Baldwin, Inc. REIT	330	6,240
Enova International, Inc.*	140	6,220
First BanCorp Puerto Rico	174	6,181
Bank of NT Butterfield & Son Ltd.	227	6,129
Palomar Holdings, Inc.*	111	6,127
Global Net Lease, Inc. REIT	475	6,108
Triumph Financial, Inc.*	105	6,096
Virtus Investment Partners, Inc.	32	6,092
City Holding Co.	67	6,089

70 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Nelnet, Inc. — Class A	66	$6,065
LTC Properties, Inc. REIT	172	6,042
Chimera Investment Corp. REIT	1,061	5,984
Apollo Commercial Real Estate Finance, Inc. REIT	642	5,977
Acadia Realty Trust REIT	425	5,929
TriCo Bancshares	142	5,906
First Commonwealth Financial Corp.	463	5,755
Veris Residential, Inc. REIT*	393	5,754
Easterly Government Properties, Inc. REIT	416	5,716
Avantax, Inc.*	215	5,659
S&T Bancorp, Inc.	178	5,598
Farmer Mac — Class C	42	5,594
StepStone Group, Inc. — Class A	229	5,558
Encore Capital Group, Inc.*	106	5,348
iStar, Inc. REIT*	182	5,344
OFG Bancorp	213	5,312
Westamerica BanCorp	119	5,272
Apartment Investment and Management Co. — Class A REIT	683	5,252
Hope Bancorp, Inc.	529	5,195
Compass Diversified Holdings	271	5,171
Sandy Spring Bancorp, Inc.	199	5,170
Employers Holdings, Inc.	124	5,170
Pathward Financial, Inc.	124	5,145
FB Financial Corp.	163	5,066
Stellar Bancorp, Inc.	205	5,045
PennyMac Mortgage Investment Trust REIT	406	5,006
Stewart Information Services Corp.	122	4,923
OceanFirst Financial Corp.	265	4,897
Ladder Capital Corp. — Class A REIT	518	4,895
Claros Mortgage Trust, Inc.	420	4,893
Berkshire Hills Bancorp, Inc.	195	4,887
Safety Insurance Group, Inc.	65	4,844
Radius Global Infrastructure, Inc. — Class A*	330	4,841
First Busey Corp.	235	4,780
Eagle Bancorp, Inc.	141	4,719
MFA Financial, Inc. REIT	468	4,643
NETSTREIT Corp. REIT	251	4,588
Southside Bancshares, Inc.	137	4,548
ProAssurance Corp.	246	4,546
Goosehead Insurance, Inc. — Class A*	87	4,541
Franklin BSP Realty Trust, Inc. REIT	378	4,510
NexPoint Residential Trust, Inc. REIT	103	4,498
National Bank Holdings Corp. — Class A	133	4,450
Lakeland Bancorp, Inc.	284	4,442
Veritex Holdings, Inc.	240	4,382
Newmark Group, Inc. — Class A	616	4,361
Redfin Corp.*	478	4,331
AMERISAFE, Inc.	87	4,259
Argo Group International Holdings Ltd.	145	4,247
New York Mortgage Trust, Inc. REIT	422	4,206
German American Bancorp, Inc.	126	4,205
American Assets Trust, Inc. REIT	225	4,183
Tompkins Financial Corp.	63	4,171
Piedmont Office Realty Trust, Inc. — Class A REIT	561	4,095
Brookline Bancorp, Inc.	387	4,063
Community Healthcare Trust, Inc. REIT	108	3,953
eXp World Holdings, Inc.[1]	311	3,947
Empire State Realty Trust, Inc. — Class A REIT	607	3,939
Capitol Federal Financial, Inc.	581	3,910
Paramount Group, Inc. REIT	854	3,894
ARMOUR Residential REIT, Inc. [1]	738	3,874
Mercury General Corp.	122	3,872
Uniti Group, Inc. REIT	1,082	3,841
Necessity Retail REIT, Inc.	610	3,831
Centerspace REIT	69	3,769
International Money Express, Inc.*	143	3,687
Brandywine Realty Trust REIT	774	3,661
WisdomTree, Inc.	621	3,639
Live Oak Bancshares, Inc.	149	3,631
Marcus & Millichap, Inc.	113	3,628
Armada Hoffler Properties, Inc. REIT	306	3,614
RPT Realty REIT	380	3,614
Plymouth Industrial REIT, Inc.	172	3,614
Compass, Inc. — Class A*	1,111	3,589
Nicolet Bankshares, Inc.*	56	3,531
Redwood Trust, Inc. REIT	517	3,485
James River Group Holdings Ltd.	168	3,469
Brightsphere Investment Group, Inc.	147	3,466
SiriusPoint Ltd.*	420	3,415
Dime Community Bancshares, Inc.	149	3,385
Heritage Financial Corp.	158	3,381
Premier Financial Corp.	162	3,358
Summit Hotel Properties, Inc. REIT	478	3,346
Preferred Bank/Los Angeles CA	61	3,343
Ready Capital Corp. REIT	326	3,315
Origin Bancorp, Inc.	102	3,279
Peoples Bancorp, Inc.	127	3,270
1st Source Corp.	74	3,193
Ellington Financial, Inc. REIT	260	3,175
LendingClub Corp.*	440	3,172
QCR Holdings, Inc.	72	3,162
Enact Holdings, Inc.	137	3,132
Ambac Financial Group, Inc.*	202	3,127
Univest Financial Corp.	131	3,110
CBL & Associates Properties, Inc. REIT	121	3,102
AssetMark Financial Holdings, Inc.*	98	3,082
UMH Properties, Inc. REIT	207	3,062
Lemonade, Inc.*	212	3,023
ConnectOne Bancorp, Inc.	169	2,988
Banc of California, Inc.	236	2,957
Dynex Capital, Inc. REIT	239	2,897
First Bancshares, Inc.	112	2,893
KKR Real Estate Finance Trust, Inc. REIT	249	2,836
Columbia Financial, Inc.*	153	2,797
Broadmark Realty Capital, Inc. REIT	594	2,792
Universal Health Realty Income Trust REIT	58	2,790
TrustCo Bank Corporation NY	86	2,747

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Amerant Bancorp, Inc.	126	$2,742
Community Trust Bancorp, Inc.	72	2,732
Old Second Bancorp, Inc.	193	2,714
Washington Trust Bancorp, Inc.	78	2,703
Office Properties Income Trust REIT	219	2,694
B Riley Financial, Inc.[1]	92	2,612
Anywhere Real Estate, Inc.*	490	2,587
United Fire Group, Inc.	97	2,575
Bank First Corp.	35	2,575
Customers Bancorp, Inc.*	139	2,574
Hanmi Financial Corp.	138	2,563
Global Medical REIT, Inc.	278	2,533
BrightSpire Capital, Inc. REIT	427	2,519
Gladstone Land Corp. REIT	147	2,448
HarborOne Bancorp, Inc.	200	2,440
National Western Life Group, Inc. — Class A	10	2,426
Byline Bancorp, Inc.	112	2,421
Camden National Corp.	66	2,389
Brookfield Business Corp. — Class A	118	2,339
First Mid Bancshares, Inc.	85	2,314
Peapack-Gladstone Financial Corp.	78	2,310
Chatham Lodging Trust REIT	219	2,297
Northfield Bancorp, Inc.	195	2,297
Urstadt Biddle Properties, Inc. — Class A REIT	130	2,284
TPG RE Finance Trust, Inc. REIT	314	2,280
Heritage Commerce Corp.	268	2,232
Kearny Financial Corp.	271	2,201
Central Pacific Financial Corp.	122	2,184
Great Southern Bancorp, Inc.	43	2,179
Farmland Partners, Inc. REIT	203	2,172
Victory Capital Holdings, Inc. — Class A	74	2,166
Universal Insurance Holdings, Inc.	118	2,150
Gladstone Commercial Corp. REIT	170	2,147
Mercantile Bank Corp.	70	2,141
Diamond Hill Investment Group, Inc.	13	2,140
CrossFirst Bankshares, Inc.*	204	2,138
Saul Centers, Inc. REIT	54	2,106
Ares Commercial Real Estate Corp. REIT	229	2,082
Midland States Bancorp, Inc.	97	2,078
Horizon Bancorp, Inc.	184	2,035
MBIA, Inc.*	219	2,028
Cambridge Bancorp	31	2,009
Whitestone REIT — Class B	213	1,960
Alexander’s, Inc. REIT	10	1,937
EZCORP, Inc. — Class A*	224	1,926
First Financial Corp.	51	1,912
Flushing Financial Corp.	127	1,891
NerdWallet, Inc. — Class A*	116	1,877
Merchants Bancorp	72	1,875
RMR Group, Inc. — Class A	70	1,837
Capital City Bank Group, Inc.	62	1,817
First Community Bankshares, Inc.	72	1,804
Farmers National Banc Corp.	142	1,795
Bar Harbor Bankshares	67	1,772
CNB Financial Corp.	92	1,766
Orion Office REIT, Inc.	260	1,742
FRP Holdings, Inc.*	30	1,736
First Foundation, Inc.	233	1,736
Orchid Island Capital, Inc. REIT	160	1,717
Republic Bancorp, Inc. — Class A	40	1,697
One Liberty Properties, Inc. REIT	74	1,697
Coastal Financial Corp.*	47	1,692
Equity Bancshares, Inc. — Class A	69	1,682
Mid Penn Bancorp, Inc.	65	1,665
SmartFinancial, Inc.	71	1,643
Independent Bank Corp.	92	1,635
Business First Bancshares, Inc.	95	1,627
Invesco Mortgage Capital, Inc. REIT	145	1,608
Metropolitan Bank Holding Corp.*	47	1,593
Indus Realty Trust, Inc. REIT	24	1,591
MidWestOne Financial Group, Inc.	65	1,587
HomeTrust Bancshares, Inc.	64	1,574
Arrow Financial Corp.	63	1,569
Bank of Marin Bancorp	71	1,554
CTO Realty Growth, Inc. REIT	90	1,553
Perella Weinberg Partners	168	1,529
Carter Bankshares, Inc.*	109	1,526
RE/MAX Holdings, Inc. — Class A	81	1,520
HCI Group, Inc.	28	1,501
World Acceptance Corp.*	18	1,499
American National Bankshares, Inc.	47	1,490
Tiptree, Inc. — Class A	102	1,486
Citizens & Northern Corp.	69	1,475
HomeStreet, Inc.	82	1,475
Diversified Healthcare Trust REIT	1,085	1,465
GCM Grosvenor, Inc. — Class A	187	1,460
Metrocity Bankshares, Inc.	84	1,436
Oppenheimer Holdings, Inc. — Class A	36	1,409
Capstar Financial Holdings, Inc.	93	1,409
Hingham Institution For Savings The	6	1,401
Peoples Financial Services Corp.	32	1,387
Enterprise Bancorp, Inc.	43	1,353
West BanCorp, Inc.	74	1,352
First of Long Island Corp.	99	1,337
Financial Institutions, Inc.	69	1,330
Selectquote, Inc.*	609	1,322
Southern Missouri Bancorp, Inc.	35	1,309
Waterstone Financial, Inc.	86	1,301
Farmers & Merchants Bancorp Incorporated/Archbold OH	53	1,289
LendingTree, Inc.*	48	1,280
Amalgamated Financial Corp.	72	1,274
ACNB Corp.	38	1,237
City Office REIT, Inc.	178	1,228
Macatawa Bank Corp.	120	1,226
Postal Realty Trust, Inc. — Class A REIT	80	1,218
Five Star Bancorp	57	1,216
Esquire Financial Holdings, Inc.	31	1,212
Granite Point Mortgage Trust, Inc. REIT	237	1,176
Shore Bancshares, Inc.	81	1,157

72 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
First Bancorp, Inc.	44	$1,139
Hippo Holdings, Inc.*	70	1,136
Braemar Hotels & Resorts, Inc. REIT	293	1,131
John Marshall Bancorp, Inc.	52	1,123
Greenlight Capital Re Ltd. — Class A*	119	1,117
Alerus Financial Corp.	69	1,107
First Business Financial Services, Inc.	36	1,098
Blue Foundry Bancorp*	115	1,095
Home Bancorp, Inc.	33	1,090
Sierra Bancorp	63	1,085
Southern First Bancshares, Inc.*	35	1,075
Douglas Elliman, Inc.	345	1,073
Summit Financial Group, Inc.	51	1,058
Civista Bancshares, Inc.	62	1,047
BRT Apartments Corp. REIT	53	1,045
eHealth, Inc.*	111	1,039
RBB Bancorp	67	1,039
Guaranty Bancshares, Inc.	37	1,031
Skyward Specialty Insurance Group, Inc.*	47	1,028
Star Holdings*	58	1,014
Northeast Bank	30	1,010
Bridgewater Bancshares, Inc.*	93	1,008
Donegal Group, Inc. — Class A	65	993
Sculptor Capital Management, Inc.	113	973
Primis Financial Corp.	101	973
MVB Financial Corp.	47	970
South Plains Financial, Inc.	45	963
Red River Bancshares, Inc.	20	962
Hersha Hospitality Trust — Class A REIT	143	961
BayCom Corp.	55	939
Orrstown Financial Services, Inc.	47	933
Regional Management Corp.	35	913
Third Coast Bancshares, Inc.*	58	911
Legacy Housing Corp.*	40	910
Industrial Logistics Properties Trust REIT	296	909
Investors Title Co.	6	906
BCB Bancorp, Inc.	66	867
AFC Gamma, Inc. REIT	70	851
HBT Financial, Inc.	42	828
Parke Bancorp, Inc.	46	818
Silvercrest Asset Management Group, Inc. — Class A	44	800
Blue Ridge Bankshares, Inc.	78	796
Colony Bankcorp, Inc.	75	765
PCB Bancorp	52	754
Unity Bancorp, Inc.	32	730
FVCBankcorp, Inc.*	68	724
First Bank/Hamilton NJ	71	717
First Western Financial, Inc.*	36	713
Franklin Street Properties Corp. REIT	450	706
Applied Digital Corp.*	306	685
Capital Bancorp, Inc.	41	682
Greene County Bancorp, Inc.	30	680
First Internet Bancorp	39	649
Bankwell Financial Group, Inc.	26	646
Luther Burbank Corp.	68	645
Trean Insurance Group, Inc.*	103	630
Crawford & Co. — Class A	72	602
Nexpoint Real Estate Finance, Inc. REIT	35	548
Stratus Properties, Inc.	27	540
Pioneer Bancorp, Inc.*	53	523
Atlanticus Holdings Corp.*	19	515
NI Holdings, Inc.*	39	507
Ashford Hospitality Trust, Inc. REIT*	157	504
Oportun Financial Corp.*	127	490
USCB Financial Holdings, Inc.*	49	485
Provident Bancorp, Inc.	66	451
Consumer Portfolio Services, Inc.*	42	449
Sterling Bancorp, Inc.*	78	441
First Guaranty Bancshares, Inc.	27	423
Angel Oak Mortgage, Inc. REIT	54	394
Velocity Financial, Inc.*	39	352
Chicago Atlantic Real Estate Finance, Inc. REIT	25	338
Bluerock Homes Trust, Inc.*	16	317
Clipper Realty, Inc. REIT	55	316
Republic First Bancorp, Inc.*	219	298
Associated Capital Group, Inc. — Class A	8	296
SWK Holdings Corp.*	16	286
Transcontinental Realty Investors, Inc.*	6	254
Doma Holdings, Inc.*	623	254
Finance of America Companies, Inc. — Class A*	178	221
Curo Group Holdings Corp.	100	173
Offerpad Solutions, Inc.*	311	164
American Realty Investors, Inc.*	6	158
Root, Inc. — Class A*	33	149
OppFi, Inc.*	56	115
Home Point Capital, Inc.	36	69
Sunlight Financial Holdings, Inc.*	107	33
Cryptyde, Inc.*	81	7
Total Financial		2,228,075

Industrial - 5.3%
EMCOR Group, Inc.	214	34,794
Saia, Inc.*	121	32,922
RBC Bearings, Inc.*	130	30,255
Evoqua Water Technologies Corp.*	535	26,600
Novanta, Inc.*	162	25,773
Atkore, Inc.*	180	25,286
Applied Industrial Technologies, Inc.	175	24,873
Chart Industries, Inc.*	195	24,453
Comfort Systems USA, Inc.	162	23,645
Exponent, Inc.	231	23,028
UFP Industries, Inc.	272	21,616
Simpson Manufacturing Company, Inc.	195	21,380
Watts Water Technologies, Inc. — Class A	125	21,040
Aerojet Rocketdyne Holdings, Inc.*	361	20,277
Fluor Corp.*	648	20,030
Fabrinet*	168	19,952
Franklin Electric Company, Inc.	210	19,761
AAON, Inc.	200	19,338
Casella Waste Systems, Inc. — Class A*	228	18,846

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Mueller Industries, Inc.	255	$18,738
GATX Corp.	160	17,603
Advanced Energy Industries, Inc.	171	16,758
Belden, Inc.	193	16,747
Badger Meter, Inc.	133	16,202
EnerSys	185	16,073
O-I Glass, Inc.*	699	15,874
Sanmina Corp.*	259	15,796
John Bean Technologies Corp.	144	15,738
Bloom Energy Corp. — Class A*	788	15,705
Summit Materials, Inc. — Class A*	542	15,442
Hillenbrand, Inc.	316	15,019
Encore Wire Corp.	81	15,012
Federal Signal Corp.	272	14,745
Terex Corp.	304	14,707
SPX Technologies, Inc.*	200	14,116
Arcosa, Inc.	220	13,884
Vishay Intertechnology, Inc.	592	13,391
Forward Air Corp.	123	13,254
Moog, Inc. — Class A	131	13,198
Werner Enterprises, Inc.	288	13,101
Albany International Corp. — Class A	142	12,689
Dycom Industries, Inc.*	132	12,362
Hub Group, Inc. — Class A*	147	12,339
Plexus Corp.*	125	12,196
Zurn Elkay Water Solutions Corp.	566	12,090
Scorpio Tankers, Inc.	214	12,050
Cactus, Inc. — Class A	284	11,709
Itron, Inc.*	206	11,423
Boise Cascade Co.	180	11,385
Energizer Holdings, Inc.	325	11,277
ESCO Technologies, Inc.	118	11,263
Brady Corp. — Class A	205	11,015
Kadant, Inc.	52	10,843
Materion Corp.	93	10,788
Frontdoor, Inc.*	378	10,539
AeroVironment, Inc.*	112	10,266
Kennametal, Inc.	371	10,232
ArcBest Corp.	110	10,166
Matson, Inc.	170	10,144
Golar LNG Ltd.*	460	9,936
Mueller Water Products, Inc. — Class A	711	9,911
EnPro Industries, Inc.	95	9,870
Helios Technologies, Inc.	148	9,679
MYR Group, Inc.*	75	9,451
Frontline plc	569	9,423
CSW Industrials, Inc.	67	9,308
Masonite International Corp.*	102	9,258
Worthington Industries, Inc.	143	9,245
International Seaways, Inc.	221	9,211
Trinity Industries, Inc.	375	9,135
Barnes Group, Inc.	223	8,982
Alamo Group, Inc.	46	8,471
Granite Construction, Inc.	202	8,298
AAR Corp.*	151	8,237
Kratos Defense & Security Solutions, Inc.*	564	7,603
Lindsay Corp.	50	7,557
OSI Systems, Inc.*	73	7,472
Enovix Corp.*	496	7,395
CTS Corp.	145	7,172
Greif, Inc. — Class A	113	7,161
Knowles Corp.*	409	6,953
Gibraltar Industries, Inc.*	142	6,887
DHT Holdings, Inc.	625	6,756
Enerpac Tool Group Corp.	261	6,655
Standex International Corp.	54	6,612
PGT Innovations, Inc.*	263	6,604
NV5 Global, Inc.*	62	6,446
Griffon Corp.	199	6,370
TTM Technologies, Inc.*	462	6,232
Primoris Services Corp.	242	5,968
Tennant Co.	85	5,825
Energy Recovery, Inc.*	251	5,786
Marten Transport Ltd.	266	5,573
Air Transport Services Group, Inc.*	263	5,478
Mirion Technologies, Inc.*	625	5,338
Golden Ocean Group Ltd.	560	5,331
TriMas Corp.	191	5,321
Modine Manufacturing Co.*	227	5,232
Hillman Solutions Corp.*	614	5,170
NEXTracker, Inc. — Class A*	141	5,113
Sterling Infrastructure, Inc.*	134	5,076
SFL Corporation Ltd.	524	4,978
Construction Partners, Inc. — Class A*	182	4,903
Joby Aviation, Inc.*	1,121	4,865
Napco Security Technologies, Inc.*	129	4,848
JELD-WEN Holding, Inc.*	380	4,811
CryoPort, Inc.*	200	4,800
Columbus McKinnon Corp.	128	4,757
Vicor Corp.*	100	4,694
Greenbrier Companies, Inc.	145	4,665
Sturm Ruger & Company, Inc.	79	4,538
Teekay Tankers Ltd. — Class A*	104	4,465
Montrose Environmental Group, Inc.*	125	4,459
FLEX LNG Ltd.	131	4,399
Apogee Enterprises, Inc.	101	4,368
GrafTech International Ltd.	884	4,296
Astec Industries, Inc.	104	4,290
Ichor Holdings Ltd.*	128	4,191
Proto Labs, Inc.*	124	4,111
Rocket Lab USA, Inc.*	973	3,931
American Woodmark Corp.*	75	3,905
Mesa Laboratories, Inc.	22	3,844
Benchmark Electronics, Inc.	159	3,767
Thermon Group Holdings, Inc.*	151	3,763
TimkenSteel Corp.*	201	3,686
Janus International Group, Inc.*	372	3,668
Chase Corp.	34	3,561
Myers Industries, Inc.	165	3,536
LSB Industries, Inc.*	337	3,481
PureCycle Technologies, Inc.*	485	3,395
Heartland Express, Inc.	213	3,391

74 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Triumph Group, Inc.*	292	$3,384
Nordic American Tankers Ltd.	834	3,303
Li-Cycle Holdings Corp.*	577	3,248
Ryerson Holding Corp.	85	3,092
GoPro, Inc. — Class A*	589	2,963
Kaman Corp.	128	2,926
Dorian LPG Ltd.	140	2,791
Eagle Bulk Shipping, Inc.	61	2,775
Ducommun, Inc.*	50	2,736
Manitowoc Company, Inc.*	158	2,700
Ardmore Shipping Corp.	177	2,632
Kimball Electronics, Inc.*	109	2,627
Genco Shipping & Trading Ltd.	167	2,615
CIRCOR International, Inc.*	84	2,614
Gorman-Rupp Co.	104	2,600
Heritage-Crystal Clean, Inc.*	72	2,564
Smith & Wesson Brands, Inc.	207	2,548
Clearwater Paper Corp.*	76	2,540
Harsco Corp.*	358	2,445
Hyster-Yale Materials Handling, Inc.	49	2,445
Vishay Precision Group, Inc.*	57	2,380
Insteel Industries, Inc.	85	2,365
Argan, Inc.	58	2,347
Xometry, Inc. — Class A*	155	2,320
Olympic Steel, Inc.	44	2,297
Costamare, Inc.	241	2,268
Stoneridge, Inc.*	120	2,244
Allied Motion Technologies, Inc.	57	2,203
Luxfer Holdings plc	124	2,096
nLight, Inc.*	201	2,046
MicroVision, Inc.*	755	2,016
FARO Technologies, Inc.*	80	1,969
Teekay Corp.*	315	1,947
AerSale Corp.*	112	1,929
DXP Enterprises, Inc.*	69	1,858
Greif, Inc. — Class B	24	1,836
Powell Industries, Inc.	42	1,789
IES Holdings, Inc.*	39	1,680
Omega Flex, Inc.	15	1,672
National Presto Industries, Inc.	23	1,658
Archer Aviation, Inc. — Class A*	578	1,653
Cadre Holdings, Inc.	76	1,637
Great Lakes Dredge & Dock Corp.*	298	1,618
Babcock & Wilcox Enterprises, Inc.*	267	1,618
Centrus Energy Corp. — Class A*	49	1,578
Pactiv Evergreen, Inc.	197	1,576
Astronics Corp.*	115	1,536
Blink Charging Co.*,1	173	1,496
Covenant Logistics Group, Inc. — Class A	42	1,488
Comtech Telecommunications Corp.	118	1,473
Daseke, Inc.*	184	1,422
Northwest Pipe Co.*	45	1,405
SmartRent, Inc.*	534	1,362
NuScale Power Corp.*	143	1,300
Safe Bulkers, Inc.	327	1,207
Park Aerospace Corp.	89	1,197
Evolv Technologies Holdings, Inc.*	383	1,195
Tutor Perini Corp.*	192	1,185
Tredegar Corp.	124	1,132
Radiant Logistics, Inc.*	169	1,109
Eastman Kodak Co.*	261	1,070
Ranpak Holdings Corp.*	198	1,034
Universal Logistics Holdings, Inc.	33	962
Atlas Technical Consultants, Inc.*	78	951
908 Devices, Inc.*	100	860
PAM Transportation Services, Inc.*	30	859
Sight Sciences, Inc.*	98	857
Pure Cycle Corp.*	89	841
Akoustis Technologies, Inc.*	273	841
Concrete Pumping Holdings, Inc.*	117	796
AMMO, Inc.*	398	784
Turtle Beach Corp.*	71	711
Identiv, Inc.*	101	620
Latham Group, Inc.*	196	561
Charge Enterprises, Inc.*	490	539
ESS Tech, Inc.*	368	511
Caesarstone Ltd.	103	425
Transphorm, Inc.*	92	367
Karat Packaging, Inc.	26	347
Hydrofarm Holdings Group, Inc.*	199	344
Berkshire Grey, Inc.*	217	299
Astra Space, Inc.*	628	267
Redwire Corp.*	88	267
View, Inc.*	464	232
NL Industries, Inc.	38	230
Sarcos Technology and Robotics Corp.*	339	161
Momentus, Inc.*	243	142
AEye, Inc.*	120	38
Fathom Digital Manufacturing C*	40	22
Total Industrial		1,564,208

Consumer, Cyclical - 4.4%
Crocs, Inc.*	275	34,771
Texas Roadhouse, Inc. — Class A	305	32,958
Light & Wonder, Inc. — Class A*	427	25,641
Wingstop, Inc.	137	25,150
Murphy USA, Inc.	92	23,741
Fox Factory Holding Corp.*	193	23,424
Academy Sports & Outdoors, Inc.	346	22,576
Asbury Automotive Group, Inc.*	101	21,210
Visteon Corp.*	127	19,917
Meritage Homes Corp.	166	19,382
Skyline Champion Corp.*	242	18,206
Taylor Morrison Home Corp. — Class A*	472	18,059
Adient plc*	433	17,736
Hilton Grand Vacations, Inc.*	387	17,194
FirstCash Holdings, Inc.	170	16,213
Signet Jewelers Ltd.	204	15,867
Foot Locker, Inc.	368	14,606
Group 1 Automotive, Inc.	64	14,491
Goodyear Tire & Rubber Co.*	1,280	14,106
KB Home	346	13,902
Topgolf Callaway Brands Corp.*	638	13,794

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Beacon Roofing Supply, Inc.*	234	$13,771
Cavco Industries, Inc.*	40	12,710
Steven Madden Ltd.	351	12,636
Installed Building Products, Inc.	109	12,429
LCI Industries	113	12,415
Kontoor Brands, Inc.	253	12,243
Resideo Technologies, Inc.*	660	12,065
International Game Technology plc	448	12,006
UniFirst Corp.	68	11,984
Tri Pointe Homes, Inc.*	460	11,647
Sonos, Inc.*	582	11,419
Cracker Barrel Old Country Store, Inc.	100	11,360
Papa John’s International, Inc.	149	11,165
SeaWorld Entertainment, Inc.*	181	11,097
GMS, Inc.*	191	11,057
LGI Homes, Inc.*	94	10,719
Dorman Products, Inc.*	120	10,351
Boot Barn Holdings, Inc.*	135	10,346
Rush Enterprises, Inc. — Class A	189	10,319
Red Rock Resorts, Inc. — Class A	231	10,296
Bloomin’ Brands, Inc.	398	10,209
MDC Holdings, Inc.	257	9,990
Shake Shack, Inc. — Class A*	171	9,489
American Eagle Outfitters, Inc.	703	9,448
Gentherm, Inc.*	151	9,123
Dana, Inc.	589	8,864
Nu Skin Enterprises, Inc. — Class A	224	8,805
Spirit Airlines, Inc.	497	8,533
Century Communities, Inc.	129	8,246
Jack in the Box, Inc.	94	8,233
ODP Corp.*	183	8,231
Veritiv Corp.	60	8,108
Urban Outfitters, Inc.*	291	8,067
PriceSmart, Inc.	110	7,863
Winnebago Industries, Inc.	136	7,847
Cheesecake Factory, Inc.	221	7,746
Acushnet Holdings Corp.	152	7,743
M/I Homes, Inc.*	121	7,634
Sally Beauty Holdings, Inc.*	488	7,603
Brinker International, Inc.*	198	7,524
Luminar Technologies, Inc.*,1	1,133	7,353
Cinemark Holdings, Inc.*	497	7,351
Dave & Buster’s Entertainment, Inc.*	196	7,211
Oxford Industries, Inc.	68	7,180
World Fuel Services Corp.	280	7,154
MillerKnoll, Inc.	347	7,096
Vista Outdoor, Inc.*	255	7,066
Methode Electronics, Inc.	161	7,065
Madison Square Garden Entertainment Corp.*	118	6,970
Patrick Industries, Inc.	99	6,812
Everi Holdings, Inc.*	394	6,757
National Vision Holdings, Inc.*	358	6,745
KAR Auction Services, Inc.*	493	6,744
XPEL, Inc.*	98	6,659
H&E Equipment Services, Inc.	146	6,458
Allegiant Travel Co. — Class A*	69	6,347
Abercrombie & Fitch Co. — Class A*	222	6,160
Wolverine World Wide, Inc.	353	6,019
Liberty Media Corporation - Liberty Braves — Class C*	172	5,795
La-Z-Boy, Inc.	196	5,700
Dillard’s, Inc. — Class A	18	5,538
Lions Gate Entertainment Corp. — Class B*	527	5,470
Wabash National Corp.	217	5,336
iRobot Corp.*	122	5,324
Malibu Boats, Inc. — Class A*	93	5,250
HNI Corp.	188	5,234
SkyWest, Inc.*	228	5,055
TravelCenters of America, Inc.*	58	5,017
Buckle, Inc.	138	4,925
Fisker, Inc.*,1	798	4,900
indie Semiconductor, Inc. — Class A*	438	4,621
Dine Brands Global, Inc.	67	4,532
Monarch Casino & Resort, Inc.	61	4,523
Sonic Automotive, Inc. — Class A	82	4,456
Green Brick Partners, Inc.*	124	4,347
IMAX Corp.*	215	4,124
Warby Parker, Inc. — Class A*	381	4,035
American Axle & Manufacturing Holdings, Inc.*	515	4,022
Golden Entertainment, Inc.*	92	4,003
Virgin Galactic Holdings, Inc.*,1	985	3,989
Winmark Corp.	12	3,845
Ermenegildo Zegna N.V.	273	3,724
MRC Global, Inc.*	379	3,684
Camping World Holdings, Inc. — Class A1	175	3,652
OneSpaWorld Holdings Ltd.*	303	3,633
Shyft Group, Inc.	157	3,572
ScanSource, Inc.*	115	3,501
Hibbett, Inc.	58	3,421
Standard Motor Products, Inc.	92	3,396
Clean Energy Fuels Corp.*	773	3,370
Caleres, Inc.	155	3,353
Steelcase, Inc. — Class A	395	3,326
Douglas Dynamics, Inc.	103	3,285
Franchise Group, Inc.	119	3,243
Arko Corp.	380	3,226
Bally’s Corp.*	164	3,201
Sweetgreen, Inc. — Class A*	397	3,112
Sun Country Airlines Holdings, Inc.*	151	3,095
Chico’s FAS, Inc.*	558	3,069
Life Time Group Holdings, Inc.*	192	3,064
RCI Hospitality Holdings, Inc.	39	3,049
G-III Apparel Group Ltd.*	196	3,048
BJ’s Restaurants, Inc.*	103	3,001
Sleep Number Corp.*	97	2,950
Lions Gate Entertainment Corp. — Class A*	266	2,945
Chuy’s Holdings, Inc.*	82	2,940
Sovos Brands, Inc.*	175	2,919

76 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
A-Mark Precious Metals, Inc.	83	$2,876
Vizio Holding Corp. — Class A*	309	2,837
Denny’s Corp.*	254	2,835
Ethan Allen Interiors, Inc.	103	2,828
Xponential Fitness, Inc. — Class A*	93	2,826
Titan Machinery, Inc.*	92	2,801
Portillo’s, Inc. — Class A*	131	2,799
MarineMax, Inc.*	96	2,760
Guess?, Inc.	141	2,744
BlueLinx Holdings, Inc.*	40	2,718
Titan International, Inc.*	233	2,442
MasterCraft Boat Holdings, Inc.*	80	2,435
EVgo, Inc.*,1	310	2,415
Ruth’s Hospitality Group, Inc.	144	2,364
Accel Entertainment, Inc.*	255	2,323
PC Connection, Inc.	51	2,293
Bowlero Corp.*,1	135	2,288
Children’s Place, Inc.*	54	2,173
VSE Corp.	48	2,155
Beazer Homes USA, Inc.*	135	2,144
America’s Car-Mart, Inc.*	27	2,139
Interface, Inc. — Class A	262	2,127
Hawaiian Holdings, Inc.*	231	2,116
Haverty Furniture Companies, Inc.	66	2,106
Xperi, Inc.*	190	2,077
Genesco, Inc.*	55	2,028
Kimball International, Inc. — Class B	163	2,021
Shoe Carnival, Inc.	78	2,001
Designer Brands, Inc. — Class A	228	1,993
Movado Group, Inc.	69	1,985
Lovesac Co.*	64	1,850
Miller Industries, Inc.	51	1,803
REV Group, Inc.	150	1,799
Rush Enterprises, Inc. — Class B	30	1,797
Solid Power, Inc.*	596	1,794
Marcus Corp.	109	1,744
Hudson Technologies, Inc.*	197	1,720
Aspen Aerogels, Inc.*	228	1,699
Frontier Group Holdings, Inc.*	170	1,673
Nikola Corp.*,1	1,378	1,667
Blue Bird Corp.*	80	1,634
Liberty Media Corporation-Liberty Braves — Class A*	46	1,591
Global Industrial Co.	59	1,583
Qurate Retail, Inc. — Class A*	1,597	1,578
Proterra, Inc.*	1,009	1,534
Johnson Outdoors, Inc. — Class A	24	1,512
PetMed Express, Inc.	92	1,494
Hovnanian Enterprises, Inc. — Class A*	22	1,492
Destination XL Group, Inc.*	265	1,460
Sportsman’s Warehouse Holdings, Inc.*	170	1,442
Build-A-Bear Workshop, Inc. — Class A	61	1,418
Big Lots, Inc.	128	1,403
OneWater Marine, Inc. — Class A*	50	1,399
Kura Sushi USA, Inc. — Class A*	21	1,383
Funko, Inc. — Class A*	145	1,367
Lindblad Expeditions Holdings, Inc.*	138	1,319
Zumiez, Inc.*	71	1,309
Forestar Group, Inc.*	83	1,291
Dream Finders Homes, Inc. — Class A*	96	1,272
Clarus Corp.	132	1,248
Bluegreen Vacations Holding Corp.	44	1,205
Hyliion Holdings Corp.*	583	1,154
Full House Resorts, Inc.*	150	1,085
First Watch Restaurant Group, Inc.*	62	996
TuSimple Holdings, Inc. — Class A*	638	938
Microvast Holdings, Inc.*	743	921
Century Casinos, Inc.*	124	909
Noodles & Co.*	187	907
NEOGAMES S.A.*	59	897
GrowGeneration Corp.*	262	896
Rush Street Interactive, Inc.*	277	861
El Pollo Loco Holdings, Inc.	89	854
Canoo, Inc.*	1,289	841
Workhorse Group, Inc.*	628	835
ONE Group Hospitality, Inc.*	103	834
Tilly’s, Inc. — Class A*	103	794
Snap One Holdings Corp.*	82	767
Big 5 Sporting Goods Corp.[1]	98	754
Cato Corp. — Class A	81	716
Rocky Brands, Inc.	31	715
Citi Trends, Inc.*	37	704
Weyco Group, Inc.	27	683
Fossil Group, Inc.*	212	678
ThredUp, Inc. — Class A*	268	678
Tile Shop Holdings, Inc.*	141	661
Sonder Holdings, Inc.*	864	654
Holley, Inc.*	235	644
Motorcar Parts of America, Inc.*	85	632
Reservoir Media, Inc.*	93	606
Mullen Automotive, Inc.*	4,607	605
Purple Innovation, Inc.*	227	599
Traeger, Inc.*	140	575
Universal Electronics, Inc.*	55	558
Rite Aid Corp.*	247	553
Aeva Technologies, Inc.*	442	526
Container Store Group, Inc.*	148	508
Biglari Holdings, Inc. — Class B*	3	508
Tupperware Brands Corp.*	201	503
Marine Products Corp.	38	501
LL Flooring Holdings, Inc.*	131	498
Lordstown Motors Corp. — Class A*	716	475
Wheels Up Experience, Inc.*	723	458
Superior Group of Companies, Inc.	54	425
Cenntro Electric Group Ltd.*	839	387
Duluth Holdings, Inc. — Class B*	60	383
Conn’s, Inc.*	60	364
Lifetime Brands, Inc.	58	341
Hyzon Motors, Inc.*,1	400	326
Torrid Holdings, Inc.*,1	67	292
Landsea Homes Corp.*	47	285
PLBY Group, Inc.*	141	279

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Vinco Ventures, Inc.*,1	820	$264
Express, Inc.*	293	231
Aterian, Inc.*	268	230
F45 Training Holdings, Inc.*	161	187
Bed Bath & Beyond, Inc.*,1	352	150
Xos, Inc.*	241	127
CompX International, Inc.	6	108
JOANN, Inc.[1]	50	79
Lightning eMotors, Inc.*	161	46
Cepton, Inc.*	34	16
Total Consumer, Cyclical		1,295,382

Technology - 3.7%
Silicon Laboratories, Inc.*	144	25,213
SPS Commerce, Inc.*	165	25,130
Rambus, Inc.*	486	24,912
Tenable Holdings, Inc.*	501	23,802
ExlService Holdings, Inc.*	146	23,627
Qualys, Inc.*	176	22,884
Super Micro Computer, Inc.*	213	22,695
Workiva, Inc.*	217	22,223
Power Integrations, Inc.	258	21,837
Maximus, Inc.	275	21,642
Insight Enterprises, Inc.*	143	20,443
Synaptics, Inc.*	181	20,118
Axcelis Technologies, Inc.*	149	19,854
Onto Innovation, Inc.*	225	19,773
Diodes, Inc.*	203	18,830
MACOM Technology Solutions Holdings, Inc.*	246	17,427
Altair Engineering, Inc. — Class A*	237	17,090
Box, Inc. — Class A*	637	17,065
Blackline, Inc.*	252	16,922
Duolingo, Inc.*	108	15,400
Envestnet, Inc.*	251	14,726
Blackbaud, Inc.*	212	14,692
ACI Worldwide, Inc.*	511	13,787
PagerDuty, Inc.*	385	13,467
Kulicke & Soffa Industries, Inc.	253	13,331
Ambarella, Inc.*	165	12,774
Impinj, Inc.*	94	12,739
Varonis Systems, Inc.*	487	12,667
Sprout Social, Inc. — Class A*	207	12,602
MicroStrategy, Inc. — Class A*	43	12,570
DigitalOcean Holdings, Inc.*	318	12,456
Evolent Health, Inc. — Class A*	374	12,136
Amkor Technology, Inc.	463	12,047
Rapid7, Inc.*	262	12,028
CommVault Systems, Inc.*	203	11,518
MaxLinear, Inc. — Class A*	326	11,479
Progress Software Corp.	196	11,260
FormFactor, Inc.*	352	11,211
Verra Mobility Corp.*	639	10,812
Appfolio, Inc. — Class A*	86	10,705
Verint Systems, Inc.*	287	10,688
SiTime Corp.*	74	10,525
Fastly, Inc. — Class A*	505	8,969
NetScout Systems, Inc.*	309	8,853
C3.ai, Inc. — Class A*,1	260	8,728
Cohu, Inc.*	214	8,216
Appian Corp. — Class A*	183	8,122
Xerox Holdings Corp.	522	8,039
CSG Systems International, Inc.	142	7,625
Agilysys, Inc.*	89	7,343
Clear Secure, Inc. — Class A	280	7,328
Phreesia, Inc.*	224	7,233
Asana, Inc. — Class A*	336	7,100
Semtech Corp.*	289	6,976
Parsons Corp.*	153	6,845
Ultra Clean Holdings, Inc.*	206	6,831
Apollo Medical Holdings, Inc.*	178	6,492
Privia Health Group, Inc.*	235	6,488
Schrodinger Incorporated/United States*	246	6,477
Veradigm, Inc.*	491	6,408
Everbridge, Inc.*	181	6,275
ACV Auctions, Inc. — Class A*	485	6,261
3D Systems Corp.*	578	6,196
Sumo Logic, Inc.*	494	5,918
PDF Solutions, Inc.*	136	5,766
Zuora, Inc. — Class A*	561	5,543
Momentive Global, Inc.*	594	5,536
Zeta Global Holdings Corp. — Class A*	493	5,339
E2open Parent Holdings, Inc.*	909	5,290
Model N, Inc.*	158	5,288
AvidXchange Holdings, Inc.*	669	5,218
Digi International, Inc.*	154	5,187
PROS Holdings, Inc.*	188	5,151
Digital Turbine, Inc.*	412	5,092
Avid Technology, Inc.*	159	5,085
Yext, Inc.*	513	4,930
Cerence, Inc.*	175	4,916
Veeco Instruments, Inc.*	225	4,754
Donnelley Financial Solutions, Inc.*	116	4,740
Photronics, Inc.*	273	4,526
NextGen Healthcare, Inc.*	251	4,370
Adeia, Inc.	475	4,208
PowerSchool Holdings, Inc. — Class A*	208	4,123
ForgeRock, Inc. — Class A*	200	4,120
PAR Technology Corp.*	121	4,109
N-able, Inc.*	311	4,105
Outset Medical, Inc.*	218	4,011
SMART Global Holdings, Inc.*	219	3,776
Olo, Inc. — Class A*	410	3,346
IonQ, Inc.*	542	3,333
TTEC Holdings, Inc.	86	3,202
Amplitude, Inc. — Class A*	255	3,172
OneSpan, Inc.*	181	3,167
CEVA, Inc.*	104	3,165
Simulations Plus, Inc.	71	3,120
Pitney Bowes, Inc.	790	3,073
EngageSmart, Inc.*	157	3,022
Corsair Gaming, Inc.*	164	3,009
Consensus Cloud Solutions, Inc.*	86	2,932

78 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Sapiens International Corporation N.V.	133	$2,889
Health Catalyst, Inc.*	245	2,859
Alignment Healthcare, Inc.*	449	2,856
Intapp, Inc.*	63	2,825
Desktop Metal, Inc. — Class A*	1,202	2,765
Alpha & Omega Semiconductor Ltd.*	100	2,695
Matterport, Inc.*	980	2,675
Conduent, Inc.*	774	2,655
BigCommerce Holdings, Inc.*	291	2,602
ACM Research, Inc. — Class A*	219	2,562
PubMatic, Inc. — Class A*	182	2,515
Vimeo, Inc.*	653	2,501
Grid Dynamics Holdings, Inc.*	218	2,498
Integral Ad Science Holding Corp.*	174	2,483
AvePoint, Inc.*	584	2,406
Alkami Technology, Inc.*	165	2,089
Instructure Holdings, Inc.*	79	2,046
8x8, Inc.*	473	1,972
Domo, Inc. — Class B*	137	1,944
Computer Programs and Systems, Inc.*	64	1,933
Sharecare, Inc.*	1,334	1,894
SolarWinds Corp.*	220	1,892
Mitek Systems, Inc.*	193	1,851
MeridianLink, Inc.*	105	1,816
Cvent Holding Corp.*	205	1,714
American Software, Inc. — Class A	134	1,690
ON24, Inc.*	189	1,656
Bandwidth, Inc. — Class A*	106	1,611
Ebix, Inc.	120	1,583
Cantaloupe, Inc.*	261	1,488
Daily Journal Corp.*	5	1,425
LivePerson, Inc.*	321	1,416
Playstudios, Inc.*	361	1,332
Inspired Entertainment, Inc.*	97	1,241
Digimarc Corp.*	62	1,218
Unisys Corp.*	302	1,172
EverCommerce, Inc.*	109	1,153
Enfusion, Inc. — Class A*	109	1,144
Nutex Health, Inc.*	1,125	1,136
Vuzix Corp.*	270	1,118
Ouster, Inc.*	1,275	1,067
HireRight Holdings Corp.*	97	1,029
IBEX Holdings Ltd.*	41	1,000
Rimini Street, Inc.*	221	911
Brightcove, Inc.*	188	837
Veritone, Inc.*	143	834
Blend Labs, Inc. — Class A*	829	826
Faraday Future Intelligent Electric, Inc.*	2,304	816
Skillz, Inc.*	1,342	796
Skillsoft Corp.*	370	740
AXT, Inc.*	185	736
eGain Corp.*	96	729
Outbrain, Inc.*	175	723
Weave Communications, Inc.*	143	711
Red Violet, Inc.*	40	704
CS Disco, Inc.*	102	677
Telos Corp.*	246	622
Atomera, Inc.*	93	592
Velo3D, Inc.*	256	581
Upland Software, Inc.*	132	568
SkyWater Technology, Inc.*	46	524
Porch Group, Inc.*	365	522
Cardlytics, Inc.*	146	496
Rackspace Technology, Inc.*	263	494
Markforged Holding Corp.*	485	465
NextNav, Inc.*	218	443
Diebold Nixdorf, Inc.*	333	400
SecureWorks Corp. — Class A*	45	386
LiveVox Holdings, Inc.*	101	312
Arteris, Inc.*	72	305
Viant Technology, Inc. — Class A*	61	265
WM Technology, Inc.*	308	262
Latch, Inc.*	314	239
Rigetti Computing, Inc.*	147	106
IronNet, Inc.*	287	101
Pear Therapeutics, Inc.*	309	79
Cerberus Cyber Sentinel Corp.*	188	64
Kaleyra, Inc.*	37	60
Total Technology		1,095,896

Energy - 2.3%
Chord Energy Corp.	189	25,439
ChampionX Corp.	911	24,715
Murphy Oil Corp.	665	24,592
Matador Resources Co.	513	24,444
PBF Energy, Inc. — Class A	539	23,371
Civitas Resources, Inc.	336	22,962
Denbury, Inc.*	229	20,067
Weatherford International plc*	321	19,051
Valaris Ltd.*	278	18,087
Magnolia Oil & Gas Corp. — Class A	795	17,395
Shoals Technologies Group, Inc. — Class A*	742	16,910
Helmerich & Payne, Inc.	467	16,695
SM Energy Co.	552	15,544
Kosmos Energy Ltd.*	2,059	15,319
Array Technologies, Inc.*	688	15,053
Noble Corporation plc*	381	15,038
Peabody Energy Corp.*	537	13,747
California Resources Corp.	337	12,975
CNX Resources Corp.*	765	12,255
Patterson-UTI Energy, Inc.	978	11,443
Permian Resources Corp.	1,073	11,267
Alpha Metallurgical Resources, Inc.	70	10,920
Equitrans Midstream Corp.	1,875	10,837
Tidewater, Inc.*	212	9,345
CONSOL Energy, Inc.	157	9,148
Northern Oil and Gas, Inc.	299	9,075
Arch Resources, Inc.	68	8,939
Warrior Met Coal, Inc.	235	8,627
Oceaneering International, Inc.*	456	8,039
Liberty Energy, Inc. — Class A	612	7,840
Callon Petroleum Co.*	224	7,491

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Green Plains, Inc.*	237	$7,345
Delek US Holdings, Inc.	317	7,275
Expro Group Holdings N.V.*	394	7,234
Sunnova Energy International, Inc.*	453	7,076
Sitio Royalties Corp. — Class A	308	6,961
Par Pacific Holdings, Inc.*	223	6,512
Borr Drilling Ltd.*	856	6,488
NexTier Oilfield Solutions, Inc.*	801	6,368
Archrock, Inc.	617	6,028
NOW, Inc.*	503	5,608
Diamond Offshore Drilling, Inc.*	454	5,466
SunPower Corp. — Class A*	373	5,162
Helix Energy Solutions Group, Inc.*	652	5,046
Nabors Industries Ltd.*	41	4,998
FuelCell Energy, Inc.*,1	1,743	4,968
Comstock Resources, Inc.	418	4,510
CVR Energy, Inc.	135	4,425
Dril-Quip, Inc.*	153	4,390
Talos Energy, Inc.*	293	4,348
US Silica Holdings, Inc.*	338	4,036
Gulfport Energy Corp.*	50	4,000
Stem, Inc.*,1	657	3,725
Ranger Oil Corp. — Class A	88	3,594
Vital Energy, Inc.*	76	3,461
SunCoke Energy, Inc.	380	3,413
Fluence Energy, Inc.*	162	3,281
Tellurian, Inc.*	2,327	2,862
ProPetro Holding Corp.*	398	2,862
Berry Corp.	347	2,724
RPC, Inc.	339	2,607
Earthstone Energy, Inc. — Class A*	195	2,537
Vertex Energy, Inc.*,1	247	2,440
Bristow Group, Inc.*	107	2,397
Kinetik Holdings, Inc. — Class A	75	2,347
Montauk Renewables, Inc.*	294	2,314
Select Energy Services, Inc. — Class A	326	2,269
Oil States International, Inc.*	266	2,216
VAALCO Energy, Inc.	485	2,197
W&T Offshore, Inc.*	431	2,190
TPI Composites, Inc.*	167	2,179
SandRidge Energy, Inc.*	145	2,089
REX American Resources Corp.*	71	2,030
DMC Global, Inc.*	86	1,889
Excelerate Energy, Inc. — Class A	85	1,882
Riley Exploration Permian, Inc.	46	1,751
Crescent Energy Co. — Class A	147	1,663
TETRA Technologies, Inc.*	568	1,505
Newpark Resources, Inc.*	381	1,467
Gevo, Inc.*	898	1,383
ProFrac Holding Corp. — Class A*	107	1,356
SilverBow Resources, Inc.*	54	1,234
Solaris Oilfield Infrastructure, Inc. — Class A	144	1,230
Amplify Energy Corp.*	163	1,120
Eneti, Inc.	101	944
National Energy Services Reunited Corp.*	174	915
Ramaco Resources, Inc.	102	899
FutureFuel Corp.	118	871
Cleanspark, Inc.*	299	831
Aris Water Solution, Inc. — Class A	100	779
Ring Energy, Inc.*	383	728
NextDecade Corp.*	142	706
NACCO Industries, Inc. — Class A	18	649
HighPeak Energy, Inc.	28	644
Energy Vault Holdings, Inc.*	287	614
Alto Ingredients, Inc.*	329	494
Empire Petroleum Corp.*	30	372
Aemetis, Inc.*	130	302
Heliogen, Inc.*	414	99
Battalion Oil Corp.*	11	72
Total Energy		667,007

Communications - 1.4%
Iridium Communications, Inc.	569	35,238
TEGNA, Inc.	1,014	17,147
Maxar Technologies, Inc.	332	16,952
Ziff Davis, Inc.*	208	16,234
Calix, Inc.*	257	13,773
Cogent Communications Holdings, Inc.	196	12,489
Perficient, Inc.*	156	11,262
Viavi Solutions, Inc.*	1,022	11,068
Extreme Networks, Inc.*	576	11,013
InterDigital, Inc.	135	9,841
Yelp, Inc. — Class A*	309	9,486
Marqeta, Inc. — Class A*	1,980	9,049
Bumble, Inc. — Class A*	457	8,934
Cargurus, Inc.*	465	8,686
DigitalBridge Group, Inc.	720	8,633
Shutterstock, Inc.	109	7,913
Infinera Corp.*	850	6,596
Q2 Holdings, Inc.*	255	6,278
Upwork, Inc.*	546	6,181
Harmonic, Inc.*	420	6,128
CommScope Holding Company, Inc.*	935	5,956
ePlus, Inc.*	121	5,934
Cars.com, Inc.*	302	5,829
Magnite, Inc.*	598	5,537
Liberty Latin America Ltd. — Class C*	666	5,501
ADTRAN Holdings, Inc.	346	5,488
Hims & Hers Health, Inc.*	553	5,486
Revolve Group, Inc.*	186	4,892
Telephone & Data Systems, Inc.	460	4,835
Scholastic Corp.	134	4,585
A10 Networks, Inc.	291	4,508
TechTarget, Inc.*	123	4,443
Squarespace, Inc. — Class A*	139	4,416
Shenandoah Telecommunications Co.	221	4,203
Credo Technology Group Holding Ltd.*	436	4,107
Overstock.com, Inc.*	194	3,932
QuinStreet, Inc.*	231	3,666
Globalstar, Inc.*	3,120	3,619
Figs, Inc. — Class A*	582	3,603
Planet Labs PBC*	885	3,478

80 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Open Lending Corp. — Class A*	481	$3,386
Gogo, Inc.*	226	3,277
Gray Television, Inc.	374	3,261
Sinclair Broadcast Group, Inc. — Class A	183	3,140
Eventbrite, Inc. — Class A*	350	3,003
HealthStream, Inc.	110	2,981
EchoStar Corp. — Class A*	153	2,798
Anterix, Inc.*	84	2,775
Thryv Holdings, Inc.*	116	2,675
Stagwell, Inc.*	350	2,597
WideOpenWest, Inc.*	244	2,594
EW Scripps Co. — Class A*	267	2,512
AMC Networks, Inc. — Class A*	138	2,426
Clearfield, Inc.*	52	2,422
NETGEAR, Inc.*	129	2,388
IDT Corp. — Class B*	63	2,147
iHeartMedia, Inc. — Class A*	550	2,145
Boston Omaha Corp. — Class A*	89	2,106
ATN International, Inc.	50	2,046
Clear Channel Outdoor Holdings, Inc.*	1,669	2,003
Rover Group, Inc.*,1	424	1,921
Stitch Fix, Inc. — Class A*	360	1,840
Aviat Networks, Inc.*	51	1,757
Entravision Communications Corp. — Class A	271	1,639
Couchbase, Inc.*	115	1,617
MediaAlpha, Inc. — Class A*	104	1,558
Liquidity Services, Inc.*	111	1,462
Liberty Latin America Ltd. — Class A*	174	1,446
Preformed Line Products Co.	11	1,408
United States Cellular Corp.*	67	1,389
1-800-Flowers.com, Inc. — Class A*	118	1,357
Quotient Technology, Inc.*	406	1,332
Ooma, Inc.*	103	1,289
CarParts.com, Inc.*	232	1,239
Gannett Company, Inc.*	657	1,229
EverQuote, Inc. — Class A*	87	1,209
ContextLogic, Inc. — Class A*	2,566	1,144
Ribbon Communications, Inc.*	330	1,129
OptimizeRx Corp.*	76	1,112
Nerdy, Inc.*	240	1,003
fuboTV, Inc.*	764	924
Cambium Networks Corp.*	52	921
Tucows, Inc. — Class A*	45	875
Consolidated Communications Holdings, Inc.*	339	875
Blade Air Mobility, Inc.*	255	862
Vivid Seats, Inc. — Class A*,1	108	824
DHI Group, Inc.*	194	753
Solo Brands, Inc. — Class A*	100	718
BARK, Inc.*	494	716
Lands’ End, Inc.*	70	680
Advantage Solutions, Inc.*	376	594
DZS, Inc.*	72	568
Allbirds, Inc. — Class A*	420	504
Edgio, Inc.*	626	495
Innovid Corp.*	347	489
Vacasa, Inc. — Class A*	490	471
RealReal, Inc.*	372	469
1stdibs.com, Inc.*	106	421
Groupon, Inc.*	98	413
Gambling.com Group Ltd.*	37	367
Focus Universal, Inc.*,1	122	304
Cumulus Media, Inc. — Class A*	79	292
Urban One, Inc.*	53	292
RumbleON, Inc. — Class B*	48	291
Urban One, Inc.*	38	287
Inseego Corp.*	393	229
Arena Group Holdings, Inc.*	49	208
Casa Systems, Inc.*	161	204
Terran Orbital Corp.*,1	109	201
Value Line, Inc.	4	193
KORE Group Holdings, Inc.*	158	193
Ondas Holdings, Inc.*	145	157
AdTheorent Holding Company, Inc.*	72	122
Audacy, Inc.*	547	74
Lulu’s Fashion Lounge Holdings, Inc.*	26	62
Cyxtera Technologies, Inc.*	168	51
Inspirato, Inc.*	45	43
aka Brands Holding Corp.*	51	28
Total Communications		423,851

Basic Materials - 1.3%
Commercial Metals Co.	533	26,064
ATI, Inc.*	564	22,255
Cabot Corp.	254	19,467
Balchem Corp.	145	18,340
Avient Corp.	414	17,040
HB Fuller Co.	240	16,428
Livent Corp.*	739	16,051
Hecla Mining Co.	2,491	15,768
Sensient Technologies Corp.	191	14,623
Rogers Corp.*	86	14,055
Ingevity Corp.*	171	12,230
Arconic Corp.*	463	12,144
Quaker Chemical Corp.	61	12,075
Innospec, Inc.	113	11,602
Stepan Co.	97	9,994
Carpenter Technology Corp.	218	9,758
Minerals Technologies, Inc.	148	8,942
Constellium SE*	559	8,542
Tronox Holdings plc — Class A	534	7,679
Sylvamo Corp.	156	7,217
Orion Engineered Carbons S.A.	276	7,201
Novagold Resources, Inc.*	1,091	6,786
Kaiser Aluminum Corp.	72	5,373
Compass Minerals International, Inc.	156	5,349
Mativ Holdings, Inc.	248	5,325
Coeur Mining, Inc.*	1,271	5,071
Piedmont Lithium, Inc.*	79	4,744
AdvanSix, Inc.	122	4,669
AZZ, Inc.	112	4,619
Uranium Energy Corp.*	1,593	4,588

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Perimeter Solutions S.A.*	535	$4,323
Ecovyst, Inc.*	384	4,243
Energy Fuels, Inc.*	712	3,973
Hawkins, Inc.	88	3,853
Schnitzer Steel Industries, Inc. — Class A	117	3,639
Trinseo plc	160	3,336
Koppers Holdings, Inc.	93	3,252
Diversey Holdings Ltd.*	356	2,880
Haynes International, Inc.	56	2,805
American Vanguard Corp.	128	2,801
Lightwave Logic, Inc.*	511	2,672
Ivanhoe Electric Incorporated / US*	211	2,564
Century Aluminum Co.*	237	2,370
Origin Materials, Inc.*	479	2,045
Rayonier Advanced Materials, Inc.*	282	1,768
Danimer Scientific, Inc.*	413	1,425
Intrepid Potash, Inc.*	51	1,408
United States Lime & Minerals, Inc.	8	1,222
Amyris, Inc.*	867	1,179
Codexis, Inc.*	279	1,155
Ur-Energy, Inc.*	955	1,012
Kronos Worldwide, Inc.	101	930
Dakota Gold Corp.*	226	818
5E Advanced Materials, Inc.*	147	797
Glatfelter Corp.	201	641
PolyMet Mining Corp.*	255	548
Unifi, Inc.*	61	498
Hycroft Mining Holding Corp.*	685	296
Valhi, Inc.	11	191
Terawulf, Inc.*	88	82
Total Basic Materials		392,725

Utilities - 1.2%
New Jersey Resources Corp.	438	23,302
Brookfield Infrastructure Corp. — Class A	445	20,497
Ormat Technologies, Inc.	238	20,175
Portland General Electric Co.	407	19,898
ONE Gas, Inc.	245	19,411
PNM Resources, Inc.	390	18,985
Southwest Gas Holdings, Inc.	302	18,860
Black Hills Corp.	296	18,678
ALLETE, Inc.	261	16,800
Spire, Inc.	233	16,343
NorthWestern Corp.	264	15,275
American States Water Co.	168	14,934
California Water Service Group	243	14,143
Avista Corp.	326	13,839
Otter Tail Corp.	188	13,587
MGE Energy, Inc.	166	12,893
Clearway Energy, Inc. — Class C	374	11,717
Chesapeake Utilities Corp.	79	10,111
SJW Group	123	9,364
Northwest Natural Holding Co.	154	7,324
Ameresco, Inc. — Class A*	145	7,137
Middlesex Water Co.	79	6,171
Clearway Energy, Inc. — Class A	159	4,775
Unitil Corp.	72	4,107
York Water Co.	65	2,905
Altus Power, Inc.*,1	418	2,291
Artesian Resources Corp. — Class A	37	2,048
Global Water Resources, Inc.	55	684
FTC Solar, Inc.*	181	407
Via Renewables, Inc.	11	202
Total Utilities		346,863

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	125	2,173

Total Common Stocks
(Cost $10,369,234)		10,470,118

RIGHTS††† - 0.0%
Basic Materials - 0.0%
PolyMet Mining Corp.*	121	—

Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc.*	2	—
Tobira Therapeutics, Inc.*	80	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $26)		—

EXCHANGE-TRADED FUNDS† - 1.4%
Vanguard Russell 2000 ETF	2,883	207,807
iShares Russell 2000 Index ETF[1]	1,164	207,657
Total Exchange-Traded Funds
(Cost $509,845)		415,464

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.3%
Federal Home Loan Bank
4.64% due 05/05/23[2]	$3,700,000	3,684,764
4.60% due 04/14/23[2]	3,500,000	3,495,079
Total Federal Agency Discount Notes
(Cost $7,177,972)		7,179,843

U.S. TREASURY BILLS†† - 13.0%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	3,500,000	3,487,062
3.36% due 04/11/23[2,4]	331,000	330,663
Total U.S. Treasury Bills
(Cost $3,817,981)		3,817,725

REPURCHASE AGREEMENTS††,5 - 17.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	2,923,579	2,923,579
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	1,155,056	1,155,056

82 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	$1,155,057	$1,155,057
Total Repurchase Agreements
(Cost $5,233,692)		5,233,692

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class X, 4.65%[7]	215,800	215,800
Total Securities Lending Collateral
(Cost $215,800)		215,800

Total Investments - 92.6%
(Cost $27,324,550)		$27,332,642
Other Assets & Liabilities, net - 7.4%		2,182,275
Total Net Assets - 100.0%		$29,514,917

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	103	Jun 2023	$9,339,010	$312,832

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.82% (SOFR)	At Maturity	06/27/23	10,584	$19,077,113	$516,605
BNP Paribas	Russell 2000 Index	Pay	5.03% (Federal Funds Rate + 0.20%)	At Maturity	06/28/23	7,576	13,655,667	377,682
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	06/28/23	3,356	6,049,903	100,780
							$38,782,683	$995,067

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,470,118	$—	$—		$10,470,118
Rights	—	—	—	*	—
Exchange-Traded Funds	415,464	—	—		415,464
Federal Agency Discount Notes	—	7,179,843	—		7,179,843
U.S. Treasury Bills	—	3,817,725	—		3,817,725
Repurchase Agreements	—	5,233,692	—		5,233,692
Securities Lending Collateral	215,800	—	—		215,800
Equity Futures Contracts**	312,832	—	—		312,832
Equity Index Swap Agreements**	—	995,067	—		995,067
Total Assets	$11,414,214	$17,226,327	$—		$28,640,541

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

84 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value - including $215,576 of securities loaned (cost $22,090,858)	$22,098,950
Repurchase agreements, at value (cost $5,233,692)	5,233,692
Cash	1,300
Segregated cash with broker	303,510
Unrealized appreciation on OTC swap agreements	995,067
Receivables:
Fund shares sold	1,645,733
Variation margin on futures contracts	169,791
Swap settlement	59,393
Dividends	10,601
Interest	697
Securities lending income	515
Total assets	30,519,249

Liabilities:
Payable for:
Fund shares redeemed	701,837
Return of securities lending collateral	215,800
Management fees	23,275
Transfer agent fees	8,529
Distribution and service fees	6,622
Portfolio accounting and administration fees	497
Trustees’ fees*	441
Miscellaneous	47,331
Total liabilities	1,004,332
Net assets	$29,514,917

Net assets consist of:
Paid in capital	$53,476,417
Total distributable earnings (loss)	(23,961,500)
Net assets	$29,514,917

A-Class:
Net assets	$2,981,759
Capital shares outstanding	23,454
Net asset value per share	$127.13
Maximum offering price per share (Net asset value divided by 95.25%)	$133.47

C-Class:
Net assets	$298,890
Capital shares outstanding	2,705
Net asset value per share	$110.50

H-Class:
Net assets	$26,234,268
Capital shares outstanding	208,004
Net asset value per share	$126.12

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $222)	$160,144
Interest	506,664
Income from securities lending, net	7,739
Total investment income	674,547

Expenses:
Management fees	246,437
Distribution and service fees:
A-Class	7,976
C-Class	3,884
H-Class	59,511
Transfer agent fees	59,458
Portfolio accounting and administration fees	52,664
Registration fees	41,689
Professional fees	12,028
Interest expense	6,469
Trustees’ fees*	4,560
Custodian fees	4,128
Line of credit fees	607
Miscellaneous	26,123
Total expenses	525,534
Less:
Expenses reimbursed by Adviser	(9,400)
Net expenses	516,134
Net investment income	158,413

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(503,559)
Swap agreements	(7,362,002)
Futures contracts	(735,507)
Net realized loss	(8,601,068)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,366,251)
Swap agreements	662,871
Futures contracts	169,899
Net change in unrealized appreciation (depreciation)	(533,481)
Net realized and unrealized loss	(9,134,549)
Net decrease in net assets resulting from operations	$(8,976,136)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$158,413	$(672,272)
Net realized loss on investments	(8,601,068)	(16,226,322)
Net change in unrealized appreciation (depreciation) on investments	(533,481)	1,674,204
Net decrease in net assets resulting from operations	(8,976,136)	(15,224,390)

Distributions to shareholders:
A-Class	—	(93,820)
C-Class	—	(13,407)
H-Class	—	(953,447)
Total distributions to shareholders	—	(1,060,674)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,702,530	7,895,486
C-Class	610,002	1,344,687
H-Class	673,878,292	1,528,042,559
Distributions reinvested
A-Class	—	93,283
C-Class	—	12,711
H-Class	—	759,990
Cost of shares redeemed
A-Class	(4,422,116)	(11,440,679)
C-Class	(700,256)	(1,369,557)
H-Class	(673,217,410)	(1,552,502,502)
Net increase (decrease) from capital share transactions	851,042	(27,164,022)
Net decrease in net assets	(8,125,094)	(43,449,086)

Net assets:
Beginning of year	37,640,011	81,089,097
End of year	$29,514,917	$37,640,011

Capital share activity:
Shares sold
A-Class	33,964	35,669
C-Class	5,165	6,899
H-Class	4,952,909	6,943,764
Shares issued from reinvestment of distributions
A-Class	—	441
C-Class	—	69
H-Class	—	3,621
Shares redeemed
A-Class	(32,394)	(52,332)
C-Class	(5,811)	(6,966)
H-Class	(4,926,051)	(7,084,110)
Net increase (decrease) in shares	27,782	(152,945)

86 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$183.91	$227.30	$67.63	$138.32	$143.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.63	(3.04)	(2.33)	.08	.04
Net gain (loss) on investments (realized and unrealized)	(57.41)	(36.22)	162.00	(70.34)	(4.94)[e]
Total from investment operations	(56.78)	(39.26)	159.67	(70.26)	(4.90)
Less distributions from:
Net realized gains	—	(4.13)	—	(.43)	—
Total distributions	—	(4.13)	—	(.43)	—
Net asset value, end of period	$127.13	$183.91	$227.30	$67.63	$138.32

Total Return[b]	(30.87%)	(17.50%)	236.09%	(50.97%)	(3.42%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,982	$4,025	$8,661	$1,559	$3,377
Ratios to average net assets:
Net investment income (loss)	0.45%	(1.36%)	(1.57%)	0.06%	0.03%
Total expenses[c]	1.89%	1.78%	1.81%	1.87%	1.85%
Net expenses[d]	1.86%	1.78%	1.81%	1.87%	1.85%
Portfolio turnover rate	43%	574%	—	360%	507%

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$161.04	$201.10	$60.28	$124.27	$129.63
Income (loss) from investment operations:
Net investment income (loss)[a]	(0.36)	(3.95)	(2.85)	(.87)	(1.01)
Net gain (loss) on investments (realized and unrealized)	(50.18)	(31.98)	143.67	(62.69)	(4.35)[e]
Total from investment operations	(50.54)	(35.93)	140.82	(63.56)	(5.36)
Less distributions from:
Net realized gains	—	(4.13)	—	(.43)	—
Total distributions	—	(4.13)	—	(.43)	—
Net asset value, end of period	$110.50	$161.04	$201.10	$60.28	$124.27

Total Return[b]	(31.38%)	(18.13%)	233.61%	(51.33%)	(4.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$299	$540	$673	$171	$467
Ratios to average net assets:
Net investment income (loss)	(0.30%)	(2.04%)	(2.31%)	(0.70%)	(0.74%)
Total expenses[c]	2.64%	2.53%	2.57%	2.62%	2.59%
Net expenses[d]	2.60%	2.53%	2.57%	2.62%	2.59%
Portfolio turnover rate	43%	574%	—	360%	507%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 87

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$182.59	$225.73	$67.21	$137.69	$142.85
Income (loss) from investment operations:
Net investment income (loss)[a]	.81	(2.97)	(2.22)	(.06)	(.08)
Net gain (loss) on investments (realized and unrealized)	(57.28)	(36.04)	160.74	(69.99)	(5.08)[e]
Total from investment operations	(56.47)	(39.01)	158.52	(70.05)	(5.16)
Less distributions from:
Net realized gains	—	(4.13)	—	(.43)	—
Total distributions	—	(4.13)	—	(.43)	—
Net asset value, end of period	$126.12	$182.59	$225.73	$67.21	$137.69

Total Return	(30.93%)	(17.52%)	235.86%	(51.05%)	(3.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,234	$33,076	$71,754	$12,732	$25,296
Ratios to average net assets:
Net investment income (loss)	0.61%	(1.40%)	(1.75%)	(0.04%)	(0.05%)
Total expenses[c]	1.91%	1.80%	1.85%	1.89%	1.88%
Net expenses[d]	1.88%	1.80%	1.85%	1.89%	1.88%
Portfolio turnover rate	43%	574%	—	360%	507%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

88 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000® Index. Inverse Russell 2000® 2x Strategy Fund H-Class returned 8.87%, while the Russell 2000® Index returned -11.61% over the same period.

The sectors contributing the most to the return of the underlying index were Consumer Staples and Communication Services. The sectors detracting the most were Financials, Health Care, and Real Estate.

The holdings contributing the most to the return of the underlying index were Crocs, Inc., Iridium Communications, Inc., and Super Micro Computer, Inc. The holdings detracting the most were AMC Entertainment Holdings, Inc. - Class A, Avis Budget Group, Inc., and Silvergate Capital Corp. - Class A.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the most efficient manner possible and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 5 of this report.

Performance displayed represents past performance, which is no guarantee of future result

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX FUNDS ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2023

	1 Year	5 Year	10 Year
A-Class Shares	9.02%	(25.45%)	(26.12%)
A-Class Shares with sales charge‡	3.87%	(26.17%)	(26.48%)
C-Class Shares	8.31%	(26.01%)	(26.68%)
C-Class Shares with CDSC§	7.31%	(26.01%)	(26.68%)
H-Class Shares	8.87%	(25.66%)	(26.20%)
Russell 2000 Index	(11.61%)	4.71%	9.47%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2023
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
4.21% due 05/02/23[1,2]	$100,000	$99,631
3.36% due 04/11/23[2,3]	63,000	62,936
Total U.S. Treasury Bills
(Cost $162,575)		162,567

REPURCHASE AGREEMENTS††,4 - 109.1%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	3,776,421	3,776,421
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[1]	1,492,000	1,492,000
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[1]	1,492,000	1,492,000
Total Repurchase Agreements
(Cost $6,760,421)		6,760,421

Total Investments - 111.7%
(Cost $6,922,996)		$6,922,988
Other Assets & Liabilities, net - (11.7)%		(722,792)
Total Net Assets - 100.0%		$6,200,196

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	5	Jun 2023	$453,350	$(6,720)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.32% (SOFR - 0.50%)	At Maturity	06/27/23	625	$1,126,987	$(30,519)
BNP Paribas	Russell 2000 Index	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	06/28/23	1,394	2,513,495	(69,516)
Goldman Sachs International	Russell 2000 Index	Receive	4.68% (Federal Funds Rate - 0.15%)	At Maturity	06/28/23	4,612	8,313,864	(194,549)
							$11,954,346	$(294,584)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2023
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$162,567	$—	$162,567
Repurchase Agreements	—	6,760,421	—	6,760,421
Total Assets	$—	$6,922,988	$—	$6,922,988

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,720	$—	$—	$6,720
Equity Index Swap Agreements**	—	294,584	—	294,584
Total Liabilities	$6,720	$294,584	$—	$301,304

**	This derivative is reported as unrealized appreciation/depreciation at period end.

92 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

Assets:
Investments, at value (cost $162,575)	$162,567
Repurchase agreements, at value (cost $6,760,421)	6,760,421
Segregated cash with broker	7,491
Receivables:
Fund shares sold	1,139,454
Interest	900
Investment Adviser	279
Total assets	8,071,112

Liabilities:
Unrealized depreciation on OTC swap agreements	294,584
Payable for:
Fund shares redeemed	1,429,792
Swap settlement	106,327
Variation margin on futures contracts	16,847
Management fees	5,518
Transfer agent fees	2,297
Distribution and service fees	1,580
Trustees’ fees*	103
Miscellaneous	13,868
Total liabilities	1,870,916
Net assets	$6,200,196

Net assets consist of:
Paid in capital	$83,413,716
Total distributable earnings (loss)	(77,213,520)
Net assets	$6,200,196

A-Class:
Net assets	$720,482
Capital shares outstanding	65,490
Net asset value per share	$11.00
Maximum offering price per share (Net asset value divided by 95.25%)	$11.55

C-Class:
Net assets	$74,696
Capital shares outstanding	7,743
Net asset value per share	$9.65

H-Class:
Net assets	$5,405,018
Capital shares outstanding	500,415
Net asset value per share	$10.80

STATEMENT OF OPERATIONS
Year Ended March 31, 2023

Investment Income:
Interest	$254,405
Total investment income	254,405

Expenses:
Management fees	84,412
Distribution and service fees:
A-Class	3,648
C-Class	824
H-Class	19,598
Transfer agent fees	20,531
Interest expense	19,761
Portfolio accounting and administration fees	17,855
Registration fees	12,987
Professional fees	3,380
Custodian fees	1,450
Trustees’ fees*	1,447
Miscellaneous	10,902
Total expenses	196,795
Less:
Expenses reimbursed by Adviser:	(3,074)
Net expenses	193,721
Net investment income	60,684

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	475
Swap agreements	122,581
Futures contracts	(237,084)
Net realized loss	(114,028)
Net change in unrealized appreciation (depreciation) on:
Investments	(108)
Swap agreements	(445,228)
Futures contracts	(6,720)
Net change in unrealized appreciation (depreciation)	(452,056)
Net realized and unrealized loss	(566,084)
Net decrease in net assets resulting from operations	$(505,400)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 93

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2023	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$60,684	$(101,499)
Net realized gain (loss) on investments	(114,028)	649,864
Net change in unrealized appreciation (depreciation) on investments	(452,056)	(97,276)
Net increase (decrease) in net assets resulting from operations	(505,400)	451,089

Capital share transactions:
Proceeds from sale of shares
A-Class	2,325,877	2,408,143
C-Class	467,495	1,293,614
H-Class	391,398,067	481,953,587
Cost of shares redeemed
A-Class	(3,506,853)	(2,904,228)
C-Class	(464,730)	(1,311,779)
H-Class	(389,842,160)	(481,857,562)
Net increase (decrease) from capital share transactions	377,696	(418,225)
Net increase (decrease) in net assets	(127,704)	32,864

Net assets:
Beginning of year	6,327,900	6,295,036
End of year	$6,200,196	$6,327,900

Capital share activity:
Shares sold
A-Class	201,279	246,146
C-Class	46,896	149,887
H-Class	34,711,635	49,379,699
Shares redeemed
A-Class	(300,523)	(298,576)
C-Class	(46,768)	(151,426)
H-Class	(34,674,913)	(49,292,858)
Net increase (decrease) in shares	(62,394)	32,872

94 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$10.09	$10.53	$55.29	$43.81	$47.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	(.15)	(.39)	.08	.15
Net gain (loss) on investments (realized and unrealized)	.86 [d]	(.29)[d]	(44.37)	11.57	(4.33)
Total from investment operations	.91	(.44)	(44.76)	11.65	(4.18)
Less distributions from:
Net investment income	—	—	—	(.17)	—
Total distributions	—	—	—	(.17)	—
Net asset value, end of period	$11.00	$10.09	$10.53	$55.29	$43.81

Total Return[b]	9.02%	(4.18%)	(80.95%)	26.82%	(8.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$720	$1,662	$2,286	$11,581	$9,245
Ratios to average net assets:
Net investment income (loss)	0.47%	(1.51%)	(1.61%)	0.19%	0.34%
Total expenses	2.08%	1.76%	1.82%	1.86%	1.89%
Net expenses[c]	2.05%	1.76%	1.82%	1.86%	1.89%
Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$8.91	$9.37	$49.61	$39.63	$43.74
Income (loss) from investment operations:
Net investment income (loss)[a]	—	(.20)	(.50)	(.21)	(.18)
Net gain (loss) on investments (realized and unrealized)	.74 [d]	(.26)[d]	(39.74)	10.36	(3.93)
Total from investment operations	.74	(.46)	(40.24)	10.15	(4.11)
Less distributions from:
Net investment income	—	—	—	(.17)	—
Total distributions	—	—	—	(.17)	—
Net asset value, end of period	$9.65	$8.91	$9.37	$49.61	$39.63

Total Return[b]	8.31%	(4.91%)	(81.11%)	25.86%	(9.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75	$68	$86	$348	$405
Ratios to average net assets:
Net investment income (loss)	0.01%	(2.26%)	(2.36%)	(0.55%)	(0.45%)
Total expenses	2.80%	2.51%	2.57%	2.62%	2.63%
Net expenses[c]	2.77%	2.51%	2.57%	2.62%	2.63%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 95

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$9.92	$10.41	$54.95	$43.62	$47.80
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	(.13)	(.33)	(.02)	.09
Net gain (loss) on investments (realized and unrealized)	.81 [d]	(.36)[d]	(44.21)	11.52	(4.27)
Total from investment operations	.88	(.49)	(44.54)	11.50	(4.18)
Less distributions from:
Net investment income	—	—	—	(.17)	—
Total distributions	—	—	—	(.17)	—
Net asset value, end of period	$10.80	$9.92	$10.41	$54.95	$43.62

Total Return	8.87%	(4.71%)	(81.06%)	26.59%	(8.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,405	$4,598	$3,923	$10,033	$6,273
Ratios to average net assets:
Net investment income (loss)	0.69%	(1.62%)	(1.70%)	(0.05%)	0.22%
Total expenses	2.10%	1.82%	1.89%	1.91%	1.89%
Net expenses[c]	2.06%	1.82%	1.89%	1.91%	1.89%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain or loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

96 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. At March 31, 2023, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the March 31, 2023, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

THE RYDEX FUNDS ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

98 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in the Funds’ Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

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The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$41,244,273	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	6,992,797
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	191,415,601	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	6,380,195
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,258,733	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	553,838
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,289,780	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	793,205

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued,

100 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$140,364,957	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	53,814,050
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	365,301,103	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	75,026,104
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	32,476,439	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	10,813,390
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	39,462,972	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	19,409,332

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity future/swap contracts	Variation margin on futures contracts	Variation margin on futures contracts
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 31, 2023
S&P 500® 2x Strategy Fund	$1,783,209	$3,684,649	$5,467,858
NASDAQ-100® 2x Strategy Fund	8,678,538	17,953,944	26,632,482
Dow 2x Strategy Fund	225,883	727,881	953,764
Russell 2000® 2x Strategy Fund	312,832	995,067	1,307,899

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 31, 2023
Inverse S&P 500® 2x Strategy Fund	$1,059,569	$1,795,149	$2,854,718
Inverse NASDAQ-100® 2x Strategy Fund	137,963	1,344,950	1,482,913
Inverse Dow 2x Strategy Fund	—	233,030	233,030
Inverse Russell 2000® 2x Strategy Fund	6,720	294,584	301,304

*

Includes cumulative appreciation (depreciation) of futues contracts as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity future/ swap contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(6,799,313)	$(19,417,362)	$(26,216,675)
Inverse S&P 500® 2x Strategy Fund	(53,649)	11,391,559	11,337,910
NASDAQ-100® 2x Strategy Fund	(42,913,362)	(49,935,480)	(92,848,842)
Inverse NASDAQ-100® 2x Strategy Fund	1,066,269	11,792,247	12,858,516
Dow 2x Strategy Fund	(1,370,611)	(1,809,208)	(3,179,819)
Inverse Dow 2x Strategy Fund	78,169	111,728	189,897
Russell 2000® 2x Strategy Fund	(735,507)	(7,362,002)	(8,097,509)
Inverse Russell 2000® 2x Strategy Fund	(237,084)	122,581	(114,503)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(2,507,194)	$(2,758,441)	$(5,265,635)
Inverse S&P 500® 2x Strategy Fund	(1,059,569)	(1,738,406)	(2,797,975)
NASDAQ-100® 2x Strategy Fund	(15,177,908)	(9,737,765)	(24,915,673)
Inverse NASDAQ-100® 2x Strategy Fund	(102,359)	(1,570,974)	(1,673,333)
Dow 2x Strategy Fund	157,487	129,854	287,341
Inverse Dow 2x Strategy Fund	—	(271,559)	(271,559)
Russell 2000® 2x Strategy Fund	169,899	662,871	832,770
Inverse Russell 2000® 2x Strategy Fund	(6,720)	(445,228)	(451,948)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$3,684,649	$—	$3,684,649	$—	$(2,461,158)	$1,223,491
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	17,953,944	—	17,953,944	—	(11,025,022)	6,928,922
Dow 2x Strategy Fund	Swap equity contracts	727,881	—	727,881	—	(320,000)	407,881
Russell 2000® 2x Strategy Fund	Swap equity contracts	995,067	—	995,067	—	—	995,067

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NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$1,795,149	$—	$1,795,149	$(1,212,308)	$(582,841)	$—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	1,344,950	—	1,344,950	(917,950)	(427,000)	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	233,030	—	233,030	(53,312)	(179,718)	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	294,584	—	294,584	(287,093)	(7,491)	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$—	$960,000
	BNP Paribas	Total return swap agreements	—	280,000
	Goldman Sachs International	Futures contracts	895,700	—
	Goldman Sachs International	Total return swap agreements	—	2,050,000
S&P 500® 2x Strategy Fund Total			895,700	3,290,000
Inverse S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	582,841	—
	Goldman Sachs International	Futures contracts	1,354,949	—
Inverse S&P 500® 2x Strategy Fund Total			1,937,790	—
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	2,176,000	7,660,000
	BNP Paribas	Total return swap agreements	—	1,270,000
	Goldman Sachs International	Futures contracts	1,310,145	—
	Goldman Sachs International	Total return swap agreements	—	3,160,000
NASDAQ-100® 2x Strategy Fund Total			3,486,145	12,090,000
Inverse NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	427,000	—
	Goldman Sachs International	Futures contracts	66,375	—
Inverse NASDAQ-100® 2x Strategy Fund Total			493,375	—
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	320,000
	Goldman Sachs International	Futures contracts	87,491	—
Dow 2x Strategy Fund Total			87,491	320,000
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	275,480	—
Russell 2000® 2x Strategy Fund	Goldman Sachs International	Futures contracts	303,510	—
Inverse Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	7,491	—

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Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

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NOTES TO FINANCIAL STATEMENTS (continued)

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended March 31, 2023, GFD retained sales charges of $24,512 relating to sales of A-Class shares of the Trust.

The Board has adopted a waiver and/or expense reimbursement arrangement for the NASDAQ-100 2x Strategy Fund whereby GI has agreed to waive and/or reimburse expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This was effective on August 1, 2022.

Additionally, the Board has adopted a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100 2x Strategy Fund, Inverse NASDAQ-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This was effective on August 1, 2022 and the end of the initial term is August 1, 2023. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

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Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.80%			1.63% - 2.88%
Due 04/03/23	$53,825,155	$53,846,686	Due 03/31/24 - 11/30/26	$56,482,400	$54,901,705

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
4.78%			0.38%
Due 04/03/23	21,265,412	21,273,883	Due 01/15/27	22,565,831	21,690,828

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
4.80%			0.13%
Due 04/03/23	21,265,412	21,273,919	Due 10/15/25	22,405,224	21,690,755

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® 2x Strategy Fund	$7,429	$(7,429)	$—	$7,434	$—	$7,434
NASDAQ-100® 2x Strategy Fund	1,699,708	(1,699,708)	—	1,720,550	—	1,720,550
Russell 2000® 2x Strategy Fund	215,576	(215,576)	—	215,800	—	215,800

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

The tax character of distributions paid during the year ended March 31, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Dow 2x Strategy Fund	$735,301	$—	$—	$735,301

The tax character of distributions paid during the year ended March 31, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
S&P 500® 2x Strategy Fund	$6,187,158	$—	$—	$6,187,158
NASDAQ-100® 2x Strategy Fund	56,067,646	—	—	56,067,646
Dow 2x Strategy Fund	1,811,197	—	—	1,811,197
Russell 2000® 2x Strategy Fund	1,060,674	—	—	1,060,674

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

108 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax components of distributable earnings/(loss) as of March 31, 2023 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
S&P 500® 2x Strategy Fund	$237,869	$—	$(3,816,518)	$(29,459,129)	$(33,037,778)
Inverse S&P 500® 2x Strategy Fund	77,659	—	(1,791,305)	(230,217,505)	(231,931,151)
NASDAQ-100® 2x Strategy Fund	—	—	113,934,816	(54,619,568)	59,315,248
Inverse NASDAQ-100® 2x Strategy Fund	—	—	(1,344,679)	(83,060,750)	(84,405,429)
Dow 2x Strategy Fund	159,313	—	6,476,601	(3,941,000)	2,694,914
Inverse Dow 2x Strategy Fund	33,659	—	(233,066)	(47,281,637)	(47,481,044)
Russell 2000® 2x Strategy Fund	156,270	—	(505,871)	(23,611,899)	(23,961,500)
Inverse Russell 2000® 2x Strategy Fund	31,101	—	(294,592)	(76,950,029)	(77,213,520)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of March 31, 2023, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
S&P 500® 2x Strategy Fund	$(26,471,999)	$(2,987,130)	$(29,459,129)
Inverse S&P 500® 2x Strategy Fund	(204,431,484)	(25,786,021)	(230,217,505)
NASDAQ-100® 2x Strategy Fund	(54,113,439)	—	(54,113,439)
Inverse NASDAQ-100® 2x Strategy Fund	(77,864,344)	(5,196,406)	(83,060,750)
Dow 2x Strategy Fund	(3,219,157)	(721,843)	(3,941,000)
Inverse Dow 2x Strategy Fund	(42,762,346)	(4,519,291)	(47,281,637)
Russell 2000® 2x Strategy Fund	(21,222,647)	(2,389,252)	(23,611,899)
Inverse Russell 2000® 2x Strategy Fund	(70,129,958)	(6,820,071)	(76,950,029)

For the year ended March 31, 2023, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Inverse S&P 500® 2x Strategy Fund	$10,283,668
Inverse NASDAQ-100® 2x Strategy Fund	12,756,831
Inverse Dow 2x Strategy Fund	190,184

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, distributions in connection with redemption of fund shares, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs). Additional differences may result from the tax treatment of net operating losses, bond premium amortization, and the “mark-to-market” of certain derivatives. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities as of March 31, 2023 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
NASDAQ-100® 2x Strategy Fund	$(2,139,699)	$2,139,699
Inverse NASDAQ-100® 2x Strategy Fund	(194,892)	194,892

THE RYDEX FUNDS ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
S&P 500® 2x Strategy Fund	$138,776,712	$—	$(3,816,518)	$(3,816,518)
Inverse S&P 500® 2x Strategy Fund	58,825,958	3,996	(1,795,301)	(1,791,305)
NASDAQ-100® 2x Strategy Fund	434,961,030	114,129,829	(195,013)	113,934,816
Inverse NASDAQ-100® 2x Strategy Fund	27,629,730	388	(1,345,067)	(1,344,679)
Dow 2x Strategy Fund	23,146,738	6,556,519	(79,918)	6,476,601
Inverse Dow 2x Strategy Fund	4,847,623	—	(233,066)	(233,066)
Russell 2000® 2x Strategy Fund	28,833,580	1,625,893	(2,131,764)	(505,871)
Inverse Russell 2000® 2x Strategy Fund	6,922,996	—	(294,592)	(294,592)

Pursuant to U.S. federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2023, the following losses reflected in the accompanying financial statements were deferred for U.S. federal income tax purposes until April 1, 2023:

Fund	Ordinary	Capital
NASDAQ-100® 2x Strategy Fund	$(506,129)	$—

Note 9 – Securities Transactions

For the year ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$724,829,576	$794,162,017
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	2,011,285,365	2,178,347,861
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	142,359,481	145,693,138
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	4,861,518	6,976,540
Inverse Russell 2000® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the year ended March 31, 2023, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® 2x Strategy Fund	$267,794,792	$352,966,023	$1,890,510
NASDAQ-100® 2x Strategy Fund	431,372,018	563,737,423	(1,985,918)
Dow 2x Strategy Fund	36,836,756	23,341,113	103,977
Russell 2000® 2x Strategy Fund	3,750,901	3,249,421	(462,758)

110 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 6, 2022, the line of credit agreement was renewed and expires on June 5, 2023. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 3.87% for the year ended March 31, 2023. The Funds did not have any borrowings outstanding under this agreement at March 31, 2023.

The average daily balances borrowed for the year ended March 31, 2023, were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$26,940
Inverse S&P 500® 2x Strategy Fund	10,997
NASDAQ-100® 2x Strategy Fund	295,400
Inverse NASDAQ-100® 2x Strategy Fund	25,707
Dow 2x Strategy Fund	10,140
Russell 2000® 2x Strategy Fund	12,392

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Nasdaq-100 2x Strategy Fund, Inverse Nasdaq-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement will take effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE RYDEX FUNDS ANNUAL REPORT | 111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund and the Board of Trustees of Rydex Dynamic Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund (collectively referred to as the “Funds”), (eight of the funds constituting Rydex Dynamic Funds (the “Trust”) including the schedules of investments, as of March 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting Rydex Dynamic Funds) at March 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
May 25, 2023

112 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2024, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2023.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2023, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2023, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Dow 2x Strategy Fund	15.90%	16.11%	11.37%	100.00%

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

THE RYDEX FUNDS ANNUAL REPORT | 113

OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

114 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE RYDEX FUNDS ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

116 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE RYDEX FUNDS ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

118 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards,Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE RYDEX FUNDS ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

120 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

122 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS ANNUAL REPORT | 123

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Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 31, 2023 and March 31, 2022 were $158,581 and $153,962, respectively.

(b)       Audit Related Fees. The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for the fiscal years ended March 31, 2023 and March 31, 2022 were $0 and $0, respectively. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (“Service Affiliates”) which required pre-approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended March 31, 2023 and March 31, 2022 were $0 and $0, respectively.

(c)       Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2023 and March 31, 2022 were $69,625 and $71,685, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)       All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2023 and March 31, 2022 were $0 and $0, respectively.

(e)       Audit Committee Pre-Approval Policies and Procedures.

(1) Audit Committee pre-approval policies and procedures:

To fulfill its responsibilities and duties the Audit Committee (the “Committee”) shall:

1. Pre-Approval Policy (Trusts). Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The categories of services to be reviewed and considered for pre-approval include those services set forth under Section II.A.1. of the Background and Definitions for Audit Committee Charter, attached hereto as Appendix B (collectively, “Identified Services”).

(b) The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c) For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such Identified Services on behalf of the Committee.

(d) For Identified Services with estimated fees of $50,000 or more, such Identified Services require pre-approval by the Committee.

(e) All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C hereto. The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f) The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee). The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services set forth in Appendix B under which pre-approval was obtained).

2. Pre-Approval Policy (Adviser or Any Control Affiliate). Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations or financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations or financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next regularly scheduled Committee meeting.

(b) For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations or financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

A.	Pre-Approval Requirements

1.	Categories of Services to be Reviewed and Considered for Pre-Approval

(a)	Audit Services

(i)	Annual financial statement audits

(ii)	Seed audits (related to new product filings, as required)

(iii)	SEC and regulatory filings and consents

(b)	Audit-Related Services

(i)	Accounting consultations

(ii)	Fund merger/reorganization support services

(iii)	Other accounting related matters

(iv)	Agreed upon procedures reports

(v)	Attestation reports

(vi)	Other internal control reports

(c)	Tax Services

(i)	Recurring tax services:

(a)	Preparation of Federal and state income tax returns, including extensions

(b)	Preparation of calculations of taxable income, including fiscal year tax designations

(c)	Preparation of annual Federal excise tax returns (if applicable)

(d)	Preparation of calendar year excise distribution calculations

(e)	Calculation of tax equalization on an as-needed basis

(f)	Preparation of monthly/quarterly estimates of tax undistributed position for closed-end funds

(g)	Preparation of the estimated excise distribution calculations on an as-needed basis

(h)	Preparation of calendar year shareholder reporting designations on Form 1099

(i)	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis

(j)	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes

(k)	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

(ii)	Permissible non-recurring tax services upon request:

(a)	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards

(b)	Assistance with corporate actions and tax treatment of complex securities and structured products

(c)	Assistance with IRS ruling requests and calculation of deficiency dividends

(d)	Conduct training sessions for the Adviser’s internal tax resources

(e)	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions

(f)	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance

(g)	RIC qualification reviews

(h)	Tax distribution analysis and planning

(i)	Tax authority examination services

(j)	Tax appeals support services

(k)	Tax accounting methods studies

(l)	Fund merger, reorganization and liquidation support services

(m)	Tax compliance, planning and advice services and related projects

(n)	Assistance with out of state residency status

(o)	Provision of tax compliance services in India for Funds with direct investments in India

B.	Pre-Approval Not Required

Under Section 10A(h)(i)(1)(B) of the Exchange Act and Rule 2-01 under Regulation S-X (Section (c)(7)), pre-approval of non-audit services for the Trust pursuant to Section V.B.2 is not required, if:

1.	the aggregate amount of all non-audit services provided to the Trust is no more than 5% of the total fees paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided;

2.	the services were not recognized by Trust management at the time of the engagement as non-audit services; and

3.	such services are promptly brought to the attention of the Audit Committee by Trust management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

Under Section 10A(h)(i)(1)(B) of the Exchange Act and Rule 2-01 under Regulation S-X (Section (c)(7)), pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Trust) pursuant to Section V.B.3 is not required, if:

1.	the aggregate amount of all non-audit services provided is no more than 5% of the total fees paid to the Trust’s independent auditors by the Trust, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Trust during the fiscal year in which the non-audit services are provided;

2.	the services were not recognized by Trust management at the time of the engagement as non-audit services; and

3.	such services are promptly brought to the attention of the Audit Committee by Trust management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)         Not applicable.

(g)        Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $69,625 and $71,685, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)        Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ James M. Howley
James M. Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.